AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010
                                                  REGISTRATION NO. 333-40309
                                                           AND NO. 811-08483

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 19 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 20 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

                      It is proposed that this filing will
                               become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2010 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on       , pursuant to paragraph (a)(1) of Rule 485

                            If appropriate check the
                                 following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                                       ADVANTAGE

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT F

                                                          MAY 1, 2010 PROSPECTUS

--------------------------------------------------------------------------------

                                    Advantage
                      Individual Fixed and Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

----------------------------------------------------------------------------------------------------------------------------------
The Alger Portfolios - Class I-2                                 INVESCO Variable Insurance Funds - Class II
o   Alger Capital Appreciation Portfolio                         o   Invesco V.I. Basic Value Fund
o   Alger Large Cap Growth Portfolio                             o   Invesco V.I. Mid Cap Core Equity Fund
o   Alger Mid Cap Growth Portfolio                               Janus Aspen Series - Institutional
o   Alger Small Cap Growth Portfolio (closed to new investors)   o   Janus Aspen Enterprise Portfolio
AllianceBernstein Variable Products Series Fund Inc-Class A      o   Janus Aspen Janus Portfolio
o   AllianceBernstein VPS Growth and Income Portfolio            o   Janus Aspen Overseas Portfolio
American Century Variable Portfolios, Inc. - Class I             o   Janus Aspen Worldwide Portfolio
o   American Century VP Balanced Fund                            Lazard Retirement Series, Inc. - Service
o   American Century VP Income & Growth Fund                     o   Lazard Retirement Emerging Markets Equity Portfolio
o   American Century VP International Fund                       o   Lazard Retirement International Equity Portfolio
o   American Century VP Value Fund                               o   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
American Century Variable Portfolios, Inc. - Class II            o   Lazard Retirement U.S. Strategic Equity Portfolio
o   American Century VP Inflation Protection Fund                Legg Mason Partners Variable Equity Trust - Class I
The DireXion Insurance Trust                                     o   LM ClearBridge Variable Aggressive Growth Portfolio
o   DireXion Dynamic VP HY Bond Fund                             o   LM ClearBridge Variable Equity Income Builder Portfolio
The Dreyfus Investment Portfolios - Initial                      o   LM ClearBridge Variable Fundamental All Cap Value Port
o   Dreyfus Socially Responsible Growth Fund                     o   LM ClearBridge Variable Large Cap Growth Portfolio
o   Dreyfus Stock Index Fund                                     Legg Mason Partners Variable Income Trust - Class I
The Dreyfus Investment Portfolios - Service                      o   LM Western Asset Variable Global High Yld Bond Portfolio
o   Dreyfus Small Cap Stock Index Portfolio                      o   LM Western Asset Variable Strategic Bond Portfolio
Dreyfus Variable Investment Fund - Initial                       Lord Abbett Series Fund, Inc. - Class VC
o   Dreyfus VIF International Value Portfolio                    o   Lord Abbett Capital Structure Portfolio
Federated Insurance Series II                                    o   Lord Abbett Growth and Income Portfolio
o   Federated Capital Income Fund II                             Neuberger Berman Advisers Management Trust - I Class
Federated Insurance Series - Primary                             o   Neuberger Berman AMT Mid-Cap Growth Portfolio
o   Federated High Income Bond Fund II                           o   Neuberger Berman AMT Partners Portfolio
INVESCO Variable Insurance Funds - Class I                       o   Neuberger Berman AMT Regency Portfolio
o   Invesco V.I. Core Equity Fund                                o   Neuberger Berman AMT Short Duration Bond Portfolio
o   Invesco V.I. Financial Services Fund                         o   Neuberger Berman AMT Socially Responsive Portfolio
o   Invesco V.I. Global Health Care Fund                         Neuberger Berman Advisers Management Trust - S Class
o   Invesco V.I. Global Real Estate Fund                         o   Neuberger Berman AMT Small Cap Growth Portfolio
o   Invesco V.I. High Yield Fund                                 Northern Lights Variable Trust
o   Invesco V.I. Technology Fund                                 o   JNF Chicago Equity Partners Balanced Portfolio
                                                                 o   JNF Chicago Equity Partners Equity Portfolio
                                                                 o   JNF Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - Administrative Class            Rydex Variable Trust (continued)
o   PIMCO VIT All Asset Portfolio                                o   Rydex VT Leisure Fund
o   PIMCO VIT CommodityRealReturn Strategy Portfolio             o   Rydex VT Mid-Cap 1.5x Strategy Fund
o   PIMCO VIT Emerging Markets Bond Portfolio                    o   Rydex VT NASDAQ-100(R) Strategy Fund
o   PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) Portfolio        o   Rydex VT-100(R) 2x Strategy Fund
o   PIMCO VIT Global Bond (Unhedged) Portfolio                   o   Rydex VT Nova Fund
o   PIMCO VIT High Yield Portfolio                               o   Rydex VT Precious Metals Fund
o   PIMCO VIT Real Return Portfolio                              o   Rydex VT Real Estate Fund
o   PIMCO VIT Short-Term Portfolio                               o   Rydex VT Retailing Fund
o   PIMCO VIT Total Return Portfolio                             o   Rydex VT Russell 2000(R) 1.5x Strategy Fund
Pioneer Variable Contracts Trust - Class II                      o   Rydex VT S&P 500 2x Strategy Fund
o   Pioneer Equity Income VCT Portfolio                          o   Rydex VT S&P 500 Pure Growth Fund
o   Pioneer Fund VCT Portfolio                                   o   Rydex VT S&P 500 Pure Value Fund
o   Pioneer High Yield VCT Portfolio                             o   Rydex VT S&P MidCap 400 Pure Growth Fund
o   Pioneer Mid Cap Value VCT Portfolio                          o   Rydex VT S&P MidCap 400 Pure Value Fund
Royce Capital Fund - Investment Class                            o   Rydex VT S&P SmallCap 600 Pure Growth Fund
o   Royce Micro-Cap Portfolio                                    o   Rydex VT S&P SmallCap 600 Pure Value Fund
o   Royce Small-Cap Portfolio                                    o   Rydex VT Technology Fund
Rydex Variable Trust                                             o   Rydex VT Telecommunications Fund
o   Rydex VT Banking Fund                                        o   Rydex VT Transportation Fund
o   Rydex VT Basic Materials Fund                                o   Rydex VT U.S. Government Money Market Fund
o   Rydex VT Biotechnology Fund                                  o   Rydex VT Utilities Fund
o   Rydex VT Consumer Products Fund                              o   Rydex/SGI VT All-Cap Opportunity Fund (as of 5/28/10 this fund
o   Rydex VT Dow 2x Strategy Fund                                    name will change to Rydex/SGI U.S. Long Short Momentum Fund)
o   Rydex VT Electronics Fund                                    o   Rydex/SGI VT CLS AdvisorOne Amerigo Fund
o   Rydex VT Energy Fund                                         o   Rydex/SGI VT CLS AdvisorOne Clermont Fund
o   Rydex VT Energy Services Fund                                Seligman Portfolios, Inc. - Class II
o   Rydex VT Europe 1.25x Strategy Fund                          o   Seligman Communications and Information Portfolio
o   Rydex VT Financial Services Fund                             o   Seligman Global Technology Portfolio
o   Rydex VT Government Long Bond 1.2x Strategy Fund             Third Avenue Variable Series Trust
o   Rydex VT Health Care Fund                                    o   Third Avenue Value Portfolio
o   Rydex VT Internet Fund                                       Van Eck VIP Trust - Initial Class
o   Rydex VT Inverse Dow 2x Strategy Fund                        o   Van Eck VIP Emerging Markets Fund
o   Rydex VT Inverse Government Long Bond Strategy Fund          o   Van Eck VIP Global Bond Fund
o   Rydex VT Inverse Mid-Cap Strategy Fund                       o   Van Eck VIP Global Hard Assets Fund
o   Rydex VT Inverse NASDAQ-100(R) Strategy Fund                 o   Van Eck VIP Multi-Manager Alternatives Fund
o   Rydex VT Inverse Russell 2000(R) Strategy Fund               Wells Fargo Advantage Fund
o   Rydex VT Inverse S&P 500 Strategy Fund                       o   Wells Fargo Advantage VT Discovery Funds
o   Rydex VT Japan 2x Strategy Fund                              o   Wells Fargo Advantage VT Opportunity Fund
----------------------------------------------------------------------------------------------------------------------------------

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
Definitions of Special Terms..................................................5
Highlights....................................................................6
Fee Table.....................................................................7
Examples of Fees and Expenses.................................................9
Condensed Financial Information...............................................10
The Company...................................................................11
The Advantage Annuity Contract................................................11
      Free Look...............................................................11
      Ownership...............................................................11
      Beneficiary.............................................................11
      Assignment..............................................................11
      Requesting Transactions or Obtaining Information About Your Contract....12
Purchase......................................................................12
      Purchase Payments.......................................................12
      Allocation of Purchase Payments.........................................12
Investment Options............................................................13
      Investment Portfolios...................................................13
      Administrative, Marketing and Support Services Fees.....................13
      The Fixed Account.......................................................13
      The Interest Adjustment Account.........................................14
      The General Account.....................................................14
      Voting Rights...........................................................14
      Substitution............................................................14
Transfers.....................................................................14
      Excessive Trading Limits................................................15
      Dollar Cost Averaging Program...........................................16
      Rebalancing Program.....................................................16
      Interest Sweep Program..................................................16
Expenses......................................................................16
      Insurance Charges.......................................................16
      Contract Maintenance Charge.............................................17
      Contingent Deferred Sales Charge........................................17
      Waiver of Contingent Deferred Sales Charge..............................17
      Reduction or Elimination of the Contingent Deferred Sales Charge........18
      Investment Portfolio Operating Expenses.................................18
      Transfer Fee............................................................18
      Earnings Protection Benefit Rider.......................................18
      Guaranteed Minimum Withdrawal Benefit...................................19
      Premium Taxes...........................................................19
      Income Taxes............................................................19
Contract Value................................................................19
      Accumulation Units......................................................19
Access to Your Money..........................................................19
      Systematic Withdrawal Program...........................................19
      Optional Guaranteed Minimum Withdrawal Benefit..........................20
      Suspension of Payments or Transfers.....................................20

--------------------------------------------------------------------------------

Death Benefit.................................................................20
      Upon Your Death During the Accumulation Period..........................20
      Death Benefit Amount During the Accumulation Period.....................21
      Optional Earnings Protection Benefit (EPB)..............................21
      Payment of the Death Benefit During the Accumulation Period.............21
      Death of Contract Owner During the Annuity Period.......................22
      Death of Annuitant......................................................22
Annuity Payments (The Annuity Period).........................................22
      Annuity Payment Amount..................................................22
      Optional Guaranteed Minimum Income Benefit (GMIB).......................23
      Annuity Options.........................................................23
Taxes.........................................................................23
      Annuity Contracts in General............................................23
      Tax Status of the Contracts.............................................24
      Taxation of Non-Qualified Contracts.....................................24
      Taxation of Qualified Contracts.........................................26
      Possible Tax Law Changes................................................26
Other Information.............................................................26
      Legal Proceedings.......................................................26
      The Separate Account....................................................26
      Distributor.............................................................27
      Financial Statements....................................................27
      Independent Registered Public Accounting Firm...........................27
Appendix A--More Information About the Investment Portfolios..................28
Appendix B--Early Cut-Off Times...............................................41
Appendix C--Frequent Trading..................................................42
Appendix D--Earnings Protection Benefit Rider Examples........................43
Appendix E--Deductions for Taxes - Qualified and Nonqualified
            Annuity Contracts.................................................44
Appendix F--Guaranteed Minimum Withdrawal Benefit Examples....................45
Appendix G--Condensed Financial Information...................................46
Privacy Policy................................................................66
Table of Contents of the Statement of Additional Information..................67

--------------------------------------------------------------------------------

Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      CODE: The Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction

--------------------------------------------------------------------------------

with a pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

--------------------------------------------------------------------------------

Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of        7%
Purchase Payments withdrawn)(1).........................
Transfer Fee(2).........................................    You may make a transfer once every 30 days without charge.
                                                            If you transfer more often, We may charge a fee of $25 per transfer.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                             Current Charge               Maximum Charge
Contract Maintenance Charge(3).....................................     $30 per Contract per year    $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract
Value allocated to the Sub-accounts)
Mortality and Expense Risk Charge..................................               1.25%                        1.25%
Administrative Charge..............................................               0.15%                        0.25%
Total Separate Account Annual Expenses
(without optional riders)..........................................               1.40%                        1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider
(as a percentage of average Contract Value
allocated to the Sub-accounts)
2 Year Waiting Period..............................................               0.50%                        0.75%
5 Year Waiting Period..............................................               0.35%                        0.50%
Optional Guaranteed Minimum Income Benefit Rider
(as a percentage of the average Contract Value
allocated to the Sub-accounts).....................................                0.30%                        0.50%
Optional Earnings Protection Benefit Rider
Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary).........................................               0.25%                        0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected)......................................               0.01%                        0.02%
Maximum Total Separate Account Annual Expenses
(with optional riders assuming you selected the 2 Year
Waiting Period under the Guaranteed Minimum Withdrawal
Benefit and only the Base Benefit under the Earnings
Protection Benefit)................................................               2.45%                        3.00%

--------------------------------------------------------------------------------

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                               Minimum          Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets,
including management fees, distribution and/or service (12b-1)               Gross: 0.29%     Gross: 4.88%
fees, and other expenses)(4).............................................     Net: 0.29%       Net: 3.39%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from                                         Contingent Deferred
Receipt of Payment                                              Sales Charge
First Year...............................................            7%
Second Year..............................................            7%
Third Year...............................................            6%
Fourth Year..............................................            5%
Fifth Year...............................................            4%
Sixth Year...............................................            3%
Seventh Year.............................................            2%
Eighth Year and later....................................            0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2011. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $1179.34       2467.04       $3609.14        $6327.33

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $867.17       $1,271.05      $1,613.53      $2,691.16

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $1179.34       $2467.04      $3245.89        $6327.33

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $867.17       $1,271.05      $1,259.03      $2,691.16

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $549.00        $1924.41      $3245.89        $6327.33

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $239.00        $735.88       $1,259.03      $2,691.16

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting
Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base
Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $1330.39       $2877.54      $4219.93        $7218.17

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,018.22      $1,717.98      $2,346.39      $4,090.17

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period),
Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $1330.39       $2877.54      $3853.95        $7218.17

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................         $1,018.22      $1,717.98      $1,988.66      $4,090.17

(6) If you do not surrender your Contract and have purchased the Guaranteed
Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum
Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $699.00        $2332.33      $3853.95        $7218.17

Assuming Minimum Investment                                                 1 year        3 years        5 years        10 years
Portfolio Operating Expenses.....................................          $389.00       $1,180.00      $1,988.66      $4,090.17

--------------------------------------------------------------------------------

Condensed Financial Information

Appendix G to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We

--------------------------------------------------------------------------------

receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the

--------------------------------------------------------------------------------

necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

--------------------------------------------------------------------------------

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state.

      See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

EARLY CUT-OFF TIMES

      Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix B for an all inclusive list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract surrenders.

TRANSFERS DURING THE ACCUMULATION PERIOD

      You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD

      You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

--------------------------------------------------------------------------------

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify(including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      FREQUENT TRADING. We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are DireXion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, and those of the Rydex Variable Trust (other than Rydex Funds listed in Appendix C which do not permit active trading), the This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in Appendix C. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

--------------------------------------------------------------------------------

      You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Balanced Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Balanced Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Balanced Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the

--------------------------------------------------------------------------------

Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                                  Current                 Maximum
            GMIB                 Insurance               Insurance
          Elected                  Charge                  Charge
             No                    1.40%                   1.50%
            Yes                    1.70%                   2.00%

      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS                                          CONTINGENT
FROM RECEIPT                                           DEFERRED SALES
OF PURCHASE PAYMENT                                        CHARGE
     First Year                                              7%
     Second Year                                             7%
     Third Year                                              6%
     Fourth Year                                             5%
     Fifth Year                                              4%
     Sixth Year                                              3%
     Seventh Year                                            2%
     Eighth Year and later                                   0%

      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations, including without limitation, the impact of each partial withdrawal being treated as an adjusted partial withdrawal, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

--------------------------------------------------------------------------------

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:      0.25% of Contract Value as of the Contract Anniversary.
For Optional Benefit:  0.01% of Contract Value as of the Contract Anniversary
(Current Charge)       for each 1% of optional coverage elected.
For Optional Benefit:  0.02% of Contract Value as of the Contract Anniversary
(Maximum Charge)       for each 1% of optional coverage elected.

      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

      If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be

--------------------------------------------------------------------------------

0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix E.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of the amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with
326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal

--------------------------------------------------------------------------------

Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix F for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent

--------------------------------------------------------------------------------

Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the Interest Adjustment Account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior Equivalency
            Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership

      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix D for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning

--------------------------------------------------------------------------------

within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you

--------------------------------------------------------------------------------

instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1) the Contract Value; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value.

      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified

--------------------------------------------------------------------------------

Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

--------------------------------------------------------------------------------

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives

--------------------------------------------------------------------------------

of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not

--------------------------------------------------------------------------------

chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2008 and 2009, each of the three years in the period then ended December 31, 2009 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2009 and for each of the two years in the period then ended December 31, 2009 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A

-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

THE ALGER PORTFOLIOS

Alger Capital Appreciation

The Fund's objective is long term capital appreciation. Under normal circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Large Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth.

Alger Mid Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

Alger Small Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income. Two consistent equity & fixed income investment processes combined in 1 portfolio (60% equities/40% bonds). For the equity portion, managers use quantitative techniques to rank the 1,500 largest US stocks measured by the value & growth potential of each stock. Next, they optimize the portfolio to achieve an optimal balance between risk & expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk. The bond portion is invested in a diversified portfolio of high-grade government, corporate and asset-backed securities payable in U.S. currency. (At time of purchase, at least 80% of the bond assets are rated in the 3 highest categories, up to 20% are rated in the fourth category, and up to 15% are rated in the fifth category.) Normally, weighted average maturity for the bond portfolio is in the 3-10 yr range.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. Seeks dividend yield and total return potential above the S&P 500 Index without taking on above market risk. Management selects from a database of 1500 largest U.S. stocks and uses a proprietary valuation model to rank higher yielding stocks based on attractiveness of growth and value characteristics. Portfolio is built using optimization techniques to maximize returns and minimize risk.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. Invests substantially all assets in invest-grade debt securities. Normally invests over 50% of assets in inflation-adjusted debt securities designed to protect the purchasing power of the money invested:
Treasury inflation-indexed securities (TIPS), and inflation-indexed securities issued by U.S. government agencies and instrumentalities and potentially some corporations and foreign governments. Fund managers are not limited to a specific weighted average maturity range in order to adjust to market conditions, inflation rate and periods of rising or falling interest rates. For investors seeking inflation protection and diversification in their bond portfolio.

American Century VP International (Class I)

The Fund seeks capital growth. The Fund invests primarily in fast growing, mid- to large-cap stocks in developed markets outside the U.S. Not constrained by index or country weightings, providing the potential to outperform the fund's benchmark. Strict liquidity guidelines and diversification

--------------------------------------------------------------------------------

across sectors, industries and countries enables the management team to control risk.

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. Pursues a strict value approach to identify companies that management believes are undervalued at the time of purchase. Buys companies with compelling business characteristics, such as good cash flow, balance sheet and dividends. Stocks are sold when they return to fair market value.

THE DIREXION INSURANCE TRUST

DireXion Dynamic VP HY Bond

The Portfolio's objective is to maximize total return (income plus capital appreciation). Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, Portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio seeks capital growth with current income as a secondary goal. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500(R) Index in proportion to their weighting in the index. The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least ..95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The Fund also may use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Stock Index Fund

The Portfolio seeks to match the performance of the S&P Small Cap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in stocks. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Fund may invest in companies of any size. The Fund

--------------------------------------------------------------------------------

ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. Foreign companies are those companies
(i) organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The Fund may also invest in companies located in emerging markets. The Fund's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, it focuses on three key factors: * value, or how a stock is valued relative to its intrinsic worth based on traditional value measures, * business health, or overall efficiency and profitability as measured by return on assets and return on equity, * business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm. The Fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

FEDERATED INSURANCE SERIES

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund's objective is to seek high current income. The Fund invests primarily in a professionally managed, diversified Portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

INVESCO VARIABLE INSURANCE FUND

INVESCO V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a Portfolio of companies that have the potential for capital growth. The Fund's investments may include synthetic and derivative instruments.

INVESCO V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The Fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

INVESCO V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

INVESCO V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

INVESCO V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

INVESCO V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

INVESCO V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

INVESCO V.I. Technology - Series I shares

The Fund's investment objective is capital growth and income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

JANUS ASPEN SERIES

Janus Aspen Enterprise

The Fund's objective is to seek long term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Janus Portfolio

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Overseas Portfolio

The Fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign equity and debt securities, which may include investments in emerging markets.

--------------------------------------------------------------------------------

Janus Aspen Worldwide Portfolio

The Fund's objective is to seek long term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International ("MSCI ") Europe, Australasia and Far East ("EAFE ") Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the investment manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio's assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The investment manager considers "small-mid cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index.

Lazard Retirement U.S. Strategic Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

LEGG MASON PARTNERS FUND ADVISOR, LLC

Legg Mason ClearBridge Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the Fund's assets may be invested in the securities of such companies.

Legg Mason ClearBridge Equity Income Builder

The Portfolio seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The Fund may also invest in real estate investment trusts ("REITs").

Legg Mason ClearBridge Fundamental All Cap Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The Fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the Fund's assets may be invested in below investment grade bonds.

Legg Mason ClearBridge Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The Fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Western Asset Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign Governments and their agencies and instrumentalities. The Fund invests, under normal circumstances, at least 80% of its assets in high yield bonds

--------------------------------------------------------------------------------

and related instruments. The Fund will limit its investments in emerging market Governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The Fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Western Asset Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in a globally diverse Portfolio of fixed income securities and, under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the Fund's assets among the following segments of the international market for fixed income securities: U.S. Government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The Fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Capital Structure

The Fund's objective is current income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. Under normal circumstances, the Fund invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. It is expected that a significant portion of the Fund's assets (as much as 30%) may be invested in high-yield debt securities. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. The Fund's investments may include derivatives, such as options or futures.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

The Fund's objective is long-term growth of capital and income without excessive fluctuations in market value. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund's investments primarily include equity securities, large company securities, value stocks, multinational and foreign company securities that are traded primarily on a U.S. securities exchange. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The portfolio manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the portfolio manager looks for fast growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. The Portfolio pursues a value investment style, investing primarily in stocks of mid-cap companies that the manager believes are high-quality businesses and undervalued. Seeks to invest in companies with solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. Invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average Portfolio duration of three years or less. The portfolio managers monitor national trends in the corporate and Government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the portfolio managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The portfolio managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health

--------------------------------------------------------------------------------

appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the portfolio managers find an opportunity they believe is more compelling or if the portfolio managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the portfolio manager believes are likely to achieve the Fund's objective, the portfolio manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the portfolio manager believes may have greater potential to appreciate in price, the portfolio manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The portfolio manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the Portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the Fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The Fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the Portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified Portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio is a "Fund of Funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement(R) 2010, RealRetirement(R) 2020, RealRetirement(R) 2030, RealRetirement(R) 2040 and RealRetirement(R) 2050 Funds ("Underlying PIMCO Funds").

PIMCO VIT CommodityRealReturn TM Strategy Portfolio

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures and options, that provide exposure to the investment

--------------------------------------------------------------------------------

returns of the commodities markets, without investing directly in physical commodities.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a Portfolio consisting primarily of income producing equity securities of U.S. corporations. Invests primarily in high-quality stocks of U.S. companies with strong history of paying dividends. Emphasis on S&P 500 & reg; companies with typical market caps greater than $5B. Pursues a value style of investing, using fundamental research to identify undervalued companies with solid assets, low debt, market leadership and management ownership. Focuses on quality and price of individual issuers, not on economic sector or market timing strategies. Seeks dividend income to enhance total return potential and lower share-price volatility. Emphasis on sectors with above-average dividend yields, such as utilities, energy, financial services, communications services.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. Invests primarily in a large-cap portfolio that diversifies across all sectors of the S&P 500. Follows a value style of investing, seeking high quality securities selling at substantial discounts to their intrinsic values. Uses fundamental research-driven process and a bottom-up analytic style. Diversified portfolio with approximately 140-150 holdings. Most sectors within 5% of S&P 500 & reg; weighting. Most industries within 3% of S&P 500 & reg; weighting.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. A total return fund with high current income potential derived from high yield and deeply discounted convertible bonds (providing more choices of industries and companies). Uses a relative value approach to high-yield investing with an industry focus--seeking industries with the best valuations and growth prospects. Research-intensive credit and issue selection process by a superior fixed-income management team. Portfolio philosophy: a fundamental, research-driven approach -- selecting securities selling at substantial discounts to underlying values and holding these issues until their intrinsic

--------------------------------------------------------------------------------

value is reflected in the marketplace -- can produce superior returns over time.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation. Invests in mid-cap value companies with similar market capitalizations to the Russell Midcap & reg; Value Index (e.g. companies with market values in the range of $225M to $10B, with a primary focus on companies with market capitalizations of $1B-10B). Portfolio is diversified with approximately 80-110 holdings. Top 10 holdings typically represent 15-20% of the portfolio. Fund uses bottom-up fundamental analysis to evaluate a security's potential value and the attractiveness of its market valuation. Aims to seek securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

ROYCE CAPITAL FUND

Royce Capital Fund--Micro-Cap

This Portfolio's primary investment objective is long term growth of capital. Royce invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 5,300 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Capital Fund--Small-Cap

This Portfolio's primary investment objective is long term growth of capital. Current income is a secondary goal. Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RYDEX VARIABLE TRUST

Rydex VT Banking

The Fund's objective is Capital Appreciation. Invests in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including

--------------------------------------------------------------------------------

those that provide services and equipment in the areas of oil, coal, and gas exploration and production Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. On a day-to-day basis, the Portfolios hold US Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. Government securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index Portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-

--------------------------------------------------------------------------------

day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the Fund would gain 5%. The Fund will not own the securities included in the underlying index. Instead, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. Government securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap

--------------------------------------------------------------------------------

agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacture or sale of communications services or equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex/SGI VT All-Cap Opportunity

The Fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving

--------------------------------------------------------------------------------

investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

As of May 28, 2010, this fund name and strategy will change to the following:

Rydex/SGI VT U.S. Long Short Momentum Fund

The Fund's objective is long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund also may enter into short sales of broader-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility.

Rydex/SGI VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in Funds that invest in fixed income securities of varying credit quality and duration should such Funds offer potential for capital appreciation. Varies allocations to underlying Funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in Funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in Funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in Funds that invest in futures & futures options. Varies allocations to underlying Funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

SELIGMAN PORTFOLIOS, INC.

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation. Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

THIRD AVENUE VARIABLE SERIES TRUST

Third Avenue Value

The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have strong financial positions as measured by a relative absence of liabilities both on balance sheet and off balance sheet; and/or the presence of high quality assets convertible into cash; and/or the existence of free cash flow from operations available for securities holders) priced at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) (commonly known as "junk bonds") that the adviser believes are undervalued.

VAN ECK VIP TRUST

Van Eck VIP Emerging Markets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. Invests primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck VIP Global Bond

The Fund seeks high total return--income plus capital appreciation. The fund invests globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount Fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S.

--------------------------------------------------------------------------------

Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck VIP Global Hard Assets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. The Fund invests primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the Fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck VIP Multi-Manager Alternatives Fund

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge Funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

WELLS FARGO ADVANTAGE FUNDS

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. The Fund invests in equity securities of small- and medium-capitalization companies that it believes offers favorable opportunities for growth. The Portfolio defines small- and medium capitalization companies as those with market capitalizations at the time of purchase within the range of the Russell Midcap(R) Index, which ranged from $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. The Fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the Fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies, which it defines as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $12.2 billion to $829 million respectively, as of May 30, 2009, and is expected to change frequently. Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. The Fund reserves the right to hedge the Portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the Fund will not engage in extensive foreign currency hedging.

--------------------------------------------------------------------------------

APPENDIX B: EARLY CUT-OFF TIMES

We must receive transfer requests involving the following Investment Portfolios no later than the time shown below. This list may change anytime without notice.

Any transfer involving the Investment Portfolios listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

------------------------------------------------------------------------------------------------------------------------------------
                                               25 Minutes Before NYSE Close (3:35)
------------------------------------------------------------------------------------------------------------------------------------
                                                  RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Banking                                Electronics                       Internet                       Technology
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials                        Energy                            Leisure                        Telecommunication
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                          Energy Services                   Precious Metals                Transportation
------------------------------------------------------------------------------------------------------------------------------------
                                       Financial Services                Real Estate                    Utilities
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                      Health Care                       Retailing
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             15 Minutes Before NYSE Close (3:45)
------------------------------------------------------------------------------------------------------------------------------------
                                                RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy                        Inverse NASDAQ-100(R) Strategy    Nova                           S&P MidCap 400 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy                  Inverse Russell 2000(R) Strategy  Russell 2000(R) 1.5x Strategy  S&P SmallCap 600 Pure Growth
------------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy     Inverse S&P 500 Strategy          S&P 500 2x Strategy            S&P SmallCap 600 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy                Japan 2x Strategy                 S&P 500 Pure Growth            U.S. Government Money Market
------------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy  Mid Cap 1.5x Strategy             S&P 500 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy               NASDAQ-100(R) Strategy            S&P MidCap 400 Pure Growth
------------------------------------------------------------------------------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00p.m. will be processed on the next business day.

--------------------------------------------------------------------------------

APPENDIX C:  FREQUENT TRADING

Pursuant to our Frequent Transfers Policy outlined on page 15 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table. This list may change any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                           30 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced           Invesco V.I.  High Yield          Legg Mason ClearBridge Large   Rydex/SGI VT All-Cap
                                                                         Cap Growth                     Opportunity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth    Lazard Retirement Emerging        Legg Mason Western Asset       Van Eck VIP Emerging Markets
                                       Markets Portfolio                 Global High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation          Lazard Retirement International   Legg Mason Western Asset       Van Eck VIP Global Bond
Protection                             Equity                            Strategic Bond
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International      Lazard Retirement U.S.            Lord Abbett Capital Structure  Van Eck VIP Global Hard
                                       Small-Mid Cap Equity                                             Assets
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value      Lazard Retirement U.S.            Lord Abbett Growth and Income  Van Eck VIP Multi-Manager
                                       Strategic Equity                                                 Alternatives
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value              Legg Mason ClearBridge            Royce Micro-Cap                Wells Fargo Advantage
                                       Aggressive Growth                                                Discovery
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income II            Legg Mason ClearBridge Equity     Royce Small-Cap                Wells Fargo Advantage
                                       Income Builder                                                   Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II          Legg Mason ClearBridge
                                       Fundamental Value
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           60 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus International Value            Dreyfus Small Cap Stock Index     Dreyfus Socially Responsible   Dreyfus Stock Index
                                                                         Growth
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           90 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth           Janus Aspen Overseas Portfolio    Janus Aspen Perkins Mid Cap    Janus Aspen Worldwide
and Income                                                               Value Portfolio                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                                                             Pioneer High Yield
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX D --EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                        $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =       $125,000
Contract Gain =                                                          $25,000
All Purchase Payments applied to the Contract except Purchase
Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of
the Contract =                                                          $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                          $25,000

Base Death Benefit = 50% x Eligible Gain =                               $12,500

Optional  Death  Benefit (paid in addition to the base death
benefit)  Optional Percentage =                                            40%
Initial Purchase Payment less Equivalency Withdrawals =                 $100,000
Sum of all Purchase  Payments  reduced by withdrawals, less
Contract Value, when the sum of all Purchase Payments reduced
by Withdrawals is greater than Contract Value =                            N/A

Optional Gain = (40% x $100,000) =                                       $40,000

Optional Death Benefit = 50% x Optional Gain =                           $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =          $32,500

Market Decrease Example

      The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                        $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =       $125,000
Contract Gain =                                                            $0
All Purchase Payments applied to the Contract except Purchase
Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of
the Contract =                                                          $125,000

Eligible Gain = Lesser of $0 or $125,000 =                                 $0

Base Death Benefit = 50% x Eligible Gain =                                 $0

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                             40%
Initial Purchase Payment less Equivalency Withdrawals =                 $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract
Value, when the sum of all Purchase Payments reduced by Withdrawals
is greater than Contract Value = $125,000 w $104,000 =                   $21,000

Optional Gain = 40% x $100,000 - $21,000 =                               $19,000

Optional Death Benefit = 50% - Optional Gain =                           $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                $9,500

--------------------------------------------------------------------------------

                                   APPENDIX E
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                                   Upon               Upon
State                                                         Premium Payment     Annuitization      Nonqualified       Qualified
-----                                                         ---------------     -------------      ------------       ---------
California ..............................................                              X                 2.35%            0.50%

Maine....................................................           X                                    2.00%(1)

Nevada...................................................                              X                 3.50%

South Dakota.............................................           X                                    1.25%(2)

Texas ...................................................                              X                 0.04%(3)         0.04%

West Virginia............................................                              X                 1.00%            1.00%

Wyoming..................................................           X                                    1.00%

Commonwealth of Puerto Rico..............................           X                                    1.00%(4)         1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

           APPENDIX F--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

--------------------------------------------------------------------------------

Appendix G - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
Capital Appreciation Portfolio
------------------------------
Beginning AUV                (a)   $14.008   $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041   $19.351   $26.106
                             (b)    $9.918   $18.482   $14.150   $12.128   $10.832   $10.235    $9.875       N/A       N/A       N/A

Ending AUV                   (a)   $20.873   $14.008   $25.894   $19.666   $16.721   $14.816   $13.888   $10.454   $16.041   $19.351
                             (b)   $14.661    $9.918   $18.482   $14.150   $12.128   $10.832   $10.235       N/A       N/A       N/A

Ending number of AUs (000s)            436       465       645       790       973     1,270     1,762     1,873     2,428     2,592

LargeCap Growth Portfolio
-------------------------
Beginning AUV                (a)    $8.836   $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409   $15.421   $18.349
                             (b)    $7.423   $14.094   $12.013   $11.678   $10.655   $10.324    $9.888       N/A       N/A       N/A

Ending AUV                   (a)   $12.859    $8.836   $16.643   $14.073   $13.572   $12.284   $11.808    $8.860   $13.409   $15.421
                             (b)   $10.716    $7.423   $14.094   $12.013   $11.678   $10.655   $10.324       N/A       N/A       N/A

Ending number of AUs (000s)            442       520       702       882     1,161     1,346     1,549     1,963     2,887     3,086

MidCap Growth Portfolio
-----------------------
Beginning AUV                (a)   $11.305   $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987   $17.345   $16.110
                             (b)    $6.791   $16.673   $12.957   $12.025   $11.192   $10.121    $9.867       N/A       N/A       N/A

Ending AUV                   (a)   $16.912   $11.305   $27.533   $21.225   $19.542   $18.044   $16.187   $11.107   $15.987   $17.345
                             (b)   $10.078    $6.791   $16.673   $12.957   $12.025   $11.192   $10.121       N/A       N/A       N/A

Ending number of AUs (000s)            297       339       521       608       837     1,078     1,165     1,163     2,022     2,131

SmallCap Growth Portfolio
-------------------------
Beginning AUV                (a)    $7.700   $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901   $11.368   $15.834
                             (b)    $9.283   $17.773   $15.498   $13.200   $11.544   $10.124    $9.895       N/A       N/A       N/A

Ending AUV                   (a)   $11.048    $7.700   $14.624   $12.650   $10.689    $9.273    $8.068    $5.747    $7.901   $11.368
                             (b)   $13.213    $9.283   $17.773   $15.498   $13.200   $11.544   $10.124       N/A       N/A       N/A

Ending number of AUs (000s)            160       203       307       507       620       698     1,173       806     1,749     1,012

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
-------------------------------------------------------------
Beginning AUV                (a)    $8.228   $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266   $10.046       N/A
                             (b)    $8.026   $13.815   $13.436   $11.710   $11.414   $10.469    $9.951       N/A       N/A       N/A

Ending AUV                   (a)    $9.803    $8.228   $14.049   $13.554   $11.719   $11.332   $10.311    $7.891   $10.266       N/A
                             (b)    $9.486    $8.026   $13.815   $13.436   $11.710   $11.414   $10.469       N/A       N/A       N/A

Ending number of AUs (000s)             27        52        64        70        70        93       107       108       145       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                (a)    $9.313   $11.855   $11.457   $10.599   $10.042    N/A       N/A          N/A       N/A       N/A
                             (b)    $9.043   $11.604   $11.306   $10.542   $10.041    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.605    $9.313   $11.855   $11.457   $10.599    N/A       N/A          N/A       N/A       N/A
                             (b)   $10.216    $9.043   $11.604   $11.306   $10.542    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             49        45        93        37        22    N/A       N/A          N/A       N/A       N/A

VP Income & Growth Fund
-----------------------
Beginning AUV                (a)    $9.565   $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178   $12.370   $14.033
                             (b)    $8.439   $13.189   $13.493   $11.780   $11.508   $10.412    $9.920       N/A       N/A       N/A

Ending AUV                   (a)   $11.138    $9.565   $14.829   $15.049   $13.034   $12.632   $11.337    $8.887   $11.178   $12.370
                             (b)    $9.749    $8.439   $13.189   $13.493   $11.780   $11.508   $10.412       N/A       N/A       N/A

Ending number of AUs (000s)            212       248       335       484       588       718       728       824     1,059     1,134

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                (a)   $11.092   $11.431   $10.587   $10.569   $10.553   $10.044    N/A          N/A       N/A       N/A
                             (b)   $10.685   $11.100   $10.363   $10.429   $10.497   $10.043    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $12.058   $11.092   $11.431   $10.587   $10.569   $10.553    N/A          N/A       N/A       N/A
                             (b)   $11.523   $10.685   $11.100   $10.363   $10.429   $10.497    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              9        33        14        13        11        70    N/A          N/A       N/A       N/A

VP International Fund
---------------------
Beginning AUV                (a)    $9.808   $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295   $14.741   $17.973
                             (b)    $9.783   $18.128   $15.698   $12.835   $11.584   $10.304    $9.951       N/A       N/A       N/A

Ending AUV                   (a)   $12.937    $9.808   $18.027   $15.487   $12.561   $11.247    $9.925    $8.083   $10.295   $14.741
                             (b)   $12.802    $9.783   $18.128   $15.698   $12.835   $11.584   $10.304       N/A       N/A       N/A

Ending number of AUs (000s)            126       161       268       414       435       494       519       559       697       744

VP Value Fund
-------------
Beginning AUV                (a)   $13.090   $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947   $11.638    $9.990
                             (b)    $9.267   $12.939   $13.945   $12.013   $11.691   $10.453    $9.973       N/A       N/A       N/A

Ending AUV                   (a)   $15.472   $13.090   $18.130   $19.384   $16.566   $15.994   $14.186   $11.156   $12.947   $11.638
                             (b)   $10.866    $9.267   $12.939   $13.945   $12.013   $11.691   $10.453       N/A       N/A       N/A

Ending number of AUs (000s)            307       375       564       721       966     1,217     1,251     1,565     2,796     1,695

------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)    $9.393   $10.582   $10.925   $10.431   $10.056    N/A       N/A          N/A       N/A       N/A
                             (b)    $9.120   $10.358   $10.780   $10.375   $10.055    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.171    $9.393   $10.582   $10.925   $10.431    N/A       N/A          N/A       N/A       N/A
                             (b)    $9.798    $9.120   $10.358   $10.780   $10.375    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              7         0         0         0         0    N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                (a)    $8.652   $12.701   $12.966   $11.492   $10.131    N/A       N/A          N/A       N/A       N/A
                             (b)    $8.401   $12.432   $12.794   $11.431   $10.130    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.667    $8.652   $12.701   $12.966   $11.492    N/A       N/A          N/A       N/A       N/A
                             (b)   $10.275    $8.401   $12.432   $12.794   $11.431    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             16        16        18        14         4    N/A       N/A          N/A       N/A       N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                (a)    $7.262   $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534   $13.798   $15.727
                             (b)    $7.773   $12.119   $11.495   $10.760   $10.615   $10.217    $9.888       N/A       N/A       N/A

Ending AUV                   (a)    $9.578    $7.262   $11.231   $10.568    $9.813    $9.604    $9.170    $7.380   $10.534   $13.798
                             (b)   $10.171    $7.773   $12.119   $11.495   $10.760   $10.615   $10.217       N/A       N/A       N/A

Ending number of AUs (000s)            190       213       257       341       418       559       635       849     1,273     1,592

DREYFUS STOCK INDEX FUND:
Beginning AUV                (a)    $8.929   $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166   $12.895   $14.414
                             (b)    $8.235   $13.394   $13.009   $11.514   $11.241   $10.387    $9.923       N/A       N/A       N/A

Ending AUV                   (a)   $11.123    $8.929   $14.406   $13.881   $12.187   $11.805   $10.820    $8.548   $11.166   $12.890
                             (b)   $10.177    $8.235   $13.394   $13.009   $11.514   $11.241   $10.387       N/A       N/A       N/A

Ending number of AUs (000s)            733       939     1,184     1,816     2,299     2,781     3,275     4,389     5,568     5,187

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                (a)   $11.261   $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657   $11.285   $11.883
                             (b)   $10.086   $16.452   $16.149   $13.464   $12.300   $10.477   $10.007       N/A       N/A       N/A

Ending AUV                   (a)   $14.544   $11.261   $18.221   $17.742   $14.676   $13.300   $11.238    $8.358    $9.657   $11.285
                             (b)   $12.923   $10.086   $16.452   $16.149   $13.464   $12.300   $10.477       N/A       N/A       N/A

Ending number of AUs (000s)            153       213       330       525       604       772       648       538       340       176

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                (a)    $8.122   $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723   $10.254   $11.420
                             (b)   $10.351   $13.291   $13.061   $11.545   $11.103   $10.326   $10.012       N/A       N/A       N/A

Ending AUV                   (a)   $10.274    $8.122   $10.345   $10.085    $8.843    $8.437    $7.784    $6.542    $8.723   $10.254
                             (b)   $12.990   $10.351   $13.291   $13.061   $11.545   $11.103   $10.326       N/A       N/A       N/A

Ending number of AUs (000s)            155       123       171       252       238       313       375       832       688       746

High Income Bond Fund II
------------------------
Beginning AUV                (a)    $9.681   $13.267   $13.009   $11.905   $11.760   $10.797    $8.959    $8.963    $8.966    $9.994
                             (b)    $8.710   $12.031   $11.893   $10.971   $10.924   $10.110   $10.012       N/A       N/A       N/A

Ending AUV                   (a)   $14.592    $9.681   $13.267   $13.009   $11.905   $11.760   $10.797    $8.959    $8.963    $8.966
                             (b)   $13.023    $8.710   $12.031   $11.893   $10.971   $10.924   $10.110       N/A       N/A       N/A

Ending number of AUs (000s)            207       212       370       605       652       865     1,038     1,395     1,449     1,129

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                (a)    $7.745   $16.333   $16.342   $14.673   $14.113   $12.913   $10.000       N/A       N/A       N/A
                             (b)    $6.003   $12.759   $12.869   $11.647   $11.293   $10.416    $9.931       N/A       N/A       N/A

Ending AUV                   (a)   $11.284    $7.745   $16.333   $16.342   $14.673   $14.113   $12.913       N/A       N/A       N/A
                             (b)    $8.675    $6.003   $12.759   $12.869   $11.647   $11.293   $10.416       N/A       N/A       N/A

Ending number of AUs (000s)             28        21        30        41        57        65        66       N/A       N/A       N/A

Core Equity Fund (inception date May 1, 2006)
---------------------------------------------
Beginning AUV                (a)    $7.975   $11.578   $10.861   $10.043    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.806   $11.424   $10.802   $10.043    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.090    $7.975   $11.578   $10.861    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $9.797    $7.806   $11.424   $10.802    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)            125       155       171       184    N/A       N/A       N/A          N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)    $4.095   $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691   $10.078       N/A
                             (b)    $3.935    $9.921   $13.040   $11.447   $11.048   $10.393    $9.923       N/A       N/A       N/A

Ending AUV                   (a)    $5.146    $4.095   $10.242   $13.354   $11.629   $11.135   $10.391    $8.132    $9.691       N/A
                             (b)    $4.906    $3.935    $9.921   $13.040   $11.447   $11.048   $10.393       N/A       N/A       N/A

Ending number of AUs (000s)             31        53        31        46        59        84       112       237       384       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)    $8.748   $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226   $10.050       N/A
                             (b)    $8.997   $12.886   $11.778   $11.440   $10.813   $10.276    $9.935       N/A       N/A       N/A

Ending AUV                   (a)   $11.013    $8.748   $12.429   $11.269   $10.859   $10.182    $9.599    $7.618   $10.226       N/A
                             (b)   $11.237    $8.997   $12.886   $11.778   $11.440   $10.813   $10.276       N/A       N/A       N/A

Ending number of AUs (000s)             85       160        54        86       244       218       138       184       371       N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)   $15.744   $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110   $10.030       N/A
                             (b)   $10.691   $19.746   $21.372   $15.320   $13.708   $10.260   $10.000       N/A       N/A       N/A

Ending AUV                   (a)   $20.420   $15.744   $28.847   $30.971   $22.024   $19.551   $14.517   $10.604   $10.110       N/A
                             (b)   $13.756   $10.691   $19.746   $21.372   $15.320   $13.708   $10.260       N/A       N/A       N/A

Ending number of AUs (000s)             59        80       115       201       231       276       183       184        30       N/A

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                (a)    $8.712   $11.890   $11.911   $10.907   $10.768    $9.966    N/A          N/A       N/A       N/A
                             (b)    $8.392   $11.546   $11.659   $10.762   $10.710    $9.965    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $13.126    $8.712   $11.890   $11.911   $10.907   $10.768    N/A          N/A       N/A       N/A
                             (b)   $12.543    $8.392   $11.546   $11.659   $10.762   $10.710    N/A          N/A       N/A       N/A

Ending number of AUs (000s)            158       192       266       248       264       301    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)   $12.187   $17.329   $16.082   $14.694   $13.891   $12.404    $9.958       N/A       N/A       N/A
                             (b)    $9.650   $13.832   $12.940   $11.918   $11.357   $10.223    $9.951       N/A       N/A       N/A

Ending AUV                   (a)   $15.605   $12.187   $17.329   $16.082   $14.694   $13.891   $12.404       N/A       N/A       N/A
                             (b)   $12.258    $9.650   $13.832   $12.940   $11.918   $11.357   $10.223       N/A       N/A       N/A

Ending number of AUs (000s)             32        29        26        34        37        45         9       N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                (a)    $3.577    $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236   $10.251       N/A
                             (b)    $6.324   $11.650   $11.058   $10.231   $10.236   $10.001    $9.797       N/A       N/A       N/A

Ending AUV                   (a)    $5.551    $3.577    $6.536    $6.155    $5.649    $5.607    $5.434    $3.793    $7.236       N/A
                             (b)    $9.737    $6.324   $11.650   $11.058   $10.231   $10.236   $10.001       N/A       N/A       N/A

Ending number of AUs (000s)             45        25        43        73        74       128       233       147        92       N/A

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Enterprise Portfolio
--------------------
Beginning AUV                (a)   $10.719   $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477   $19.224   $28.593
                             (b)    $9.638   $17.509   $14.668   $13.197   $12.011   $10.169    $9.900       N/A       N/A       N/A

Ending AUV                   (a)   $15.308   $10.719   $19.316   $16.052   $14.328   $12.937   $10.865    $8.156   $11.477   $19.224
                             (b)   $13.655    $9.638   $17.509   $14.668   $13.197   $12.011   $10.169       N/A       N/A       N/A

Ending number of AUs (000s)            518       611       752       944     1,155     1,557     1,757     2,388     3,413     3,584

Janus Portfolio
---------------
Beginning AUV                (a)    $8.311   $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243   $15.150   $17.980
                             (b)    $7.719   $13.091   $11.628   $10.672   $10.460   $10.231    $9.872       N/A       N/A       N/A

Ending AUV                   (a)   $11.174    $8.311   $13.982   $12.321   $11.218   $10.908   $10.584    $8.147   $11.243   $15.150
                             (b)   $10.295    $7.719   $13.091   $11.628   $10.672   $10.460   $10.231       N/A       N/A       N/A

Ending number of AUs (000s)            714       841     1,146     1,421     1,699     2,108     2,756     3,610     5,063     5,805

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                (a)   $19.136   $40.527   $32.031   $22.093   $16.934   $14.438   $10.140       N/A       N/A       N/A
                             (b)   $13.197   $28.174   $22.448   $15.607   $12.059   $10.364    $9.923       N/A       N/A       N/A

Ending AUV                   (a)   $33.882   $19.136   $40.527   $32.031   $22.093   $16.934   $14.438       N/A       N/A       N/A
                             (b)   $23.180   $13.197   $28.174   $22.448   $15.607   $12.059   $10.364       N/A       N/A       N/A

Ending number of AUs (000s)             92        98       166       220       163        58        36       N/A       N/A       N/A

Worldwide Portfolio
-------------------
Beginning AUV                (a)    $8.166   $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260   $16.031   $19.278
                             (b)    $7.388   $13.650   $12.730   $11.008   $10.629   $10.370    $9.911       N/A       N/A       N/A

Ending AUV                   (a)   $11.089    $8.166   $14.966   $13.845   $11.878   $11.378   $11.012    $9.007   $12.260   $16.031
                             (b)    $9.952    $7.388   $13.650   $12.730   $11.008   $10.629   $10.370       N/A       N/A       N/A

Ending number of AUs (000s)            509       571       728       941     1,193     1,577     2,083     2,754     4,205     4,715

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)   $14.960   $29.587   $22.510   $17.566   $12.653    $9.816    N/A          N/A       N/A       N/A
                             (b)   $14.410   $28.731   $22.035   $17.333   $12.585    $9.815    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $25.055   $14.960   $29.587   $22.510   $17.566   $12.653    N/A          N/A       N/A       N/A
                             (b)   $23.943   $14.410   $28.731   $22.035   $17.333   $12.585    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             79        76       142       149       206        29    N/A          N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)   $10.100   $16.263   $14.888   $12.321   $11.292    $9.932    N/A          N/A       N/A       N/A
                             (b)    $9.729   $15.792   $14.574   $12.158   $11.232    $9.931    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $12.097   $10.100   $16.263   $14.888   $12.321   $11.292    N/A          N/A       N/A       N/A
                             (b)   $11.560    $9.729   $15.792   $14.574   $12.158   $11.232    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             25        26        28        37        16         4    N/A          N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                (a)   $11.284   $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478   $11.522    $9.653
                             (b)    $7.484   $12.044   $13.268   $11.685   $11.485   $10.220    $9.937       N/A       N/A       N/A

Ending AUV                   (a)   $16.989   $11.284   $18.014   $19.687   $17.200   $16.772   $14.805   $10.941   $13.478   $11.522
                             (b)   $11.178    $7.484   $12.044   $13.268   $11.685   $11.485   $10.220       N/A       N/A       N/A

Ending number of AUs (000s)            114       150       223       390       490       627       747       928     1,103       817

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                (a)    $8.602   $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498   $11.507   $11.679
                             (b)    $8.066   $12.742   $13.153   $11.444   $11.316   $10.348    $9.925       N/A       N/A       N/A

Ending AUV                   (a)   $10.759    $8.602   $13.481   $13.804   $11.915   $11.687   $10.602    $8.670   $10.498   $11.507
                             (b)   $10.008    $8.066   $12.742   $13.153   $11.444   $11.316   $10.348       N/A       N/A       N/A

Ending number of AUs (000s)             45        47        59       112       130       149       149       142       310       136

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                (a)    $5.616    $9.557    $9.898    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $5.541    $9.505    $9.898    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $7.452    $5.616    $9.557    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.294    $5.541    $9.505    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              5         3         3    N/A       N/A       N/A       N/A          N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                (a)    $6.415   $10.012    $9.951    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $6.330    $9.958    $9.950    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $7.775    $6.415   $10.012    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.610    $6.330    $9.958    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              3         3         9    N/A       N/A       N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------------------
Beginning AUV                (a)    $5.939    $9.497    $9.903    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $5.860    $9.445    $9.902    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $7.576    $5.939    $9.497    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.415    $5.860    $9.445    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              9        12        14    N/A       N/A       N/A       N/A          N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                (a)    $6.134    $9.921    $9.896    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $6.052    $9.867    $9.895    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.613    $6.134    $9.921    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $8.430    $6.052    $9.867    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             21        10         6    N/A       N/A       N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                (a)    $7.738   $11.344   $11.512   $10.551   $10.009    N/A       N/A          N/A       N/A       N/A
                             (b)    $7.513   $11.104   $11.360   $10.495   $10.009    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.869    $7.738   $11.344   $11.512   $10.551    N/A       N/A          N/A       N/A       N/A
                             (b)   $11.434    $7.513   $11.104   $11.360   $10.495    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             12         9        16        17         9    N/A       N/A          N/A       N/A       N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                (a)    $9.139   $11.170   $11.107   $10.724   $10.613    $9.998    N/A          N/A       N/A       N/A
                             (b)    $8.804   $10.847   $10.873   $10.582   $10.556    $9.998    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.978    $9.139   $11.170   $11.107   $10.724   $10.613    N/A          N/A       N/A       N/A
                             (b)   $10.491    $8.804   $10.847   $10.873   $10.582   $10.556    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             35        47       116       133       124        11    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
Capital Structure Portfolio (inception date May 1, 2003)
--------------------------------------------------------
Beginning AUV                (a)   $12.007   $16.498   $16.219   $14.358   $14.029   $12.215   $10.000       N/A       N/A       N/A
                             (b)    $9.819   $13.601   $13.479   $12.027   $11.846   $10.397    $9.974       N/A       N/A       N/A

Ending AUV                   (a)   $14.612   $12.007   $16.498   $16.219   $14.358   $14.029   $12.215       N/A       N/A       N/A
                             (b)   $11.854    $9.819   $13.601   $13.479   $12.027   $11.846   $10.397       N/A       N/A       N/A

Ending number of AUs (000s)             32        62        95        71        70        65        10       N/A       N/A       N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                (a)   $11.415   $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071   $14.211   $12.447
                             (b)    $8.399   $13.506   $13.350   $11.636   $11.520   $10.454    $9.949       N/A       N/A       N/A

Ending AUV                   (a)   $13.383   $11.415   $18.208   $17.852   $15.437   $15.162   $13.649   $10.565   $13.071   $14.211
                             (b)    $9.769    $8.399   $13.506   $13.350   $11.636   $11.520   $10.454       N/A       N/A       N/A

Ending number of AUs (000s)            354       444       610     1,006     1,167     1,432     1,500     1,814     1,870     1,339


------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                (a)    $7.437   $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610   $10.076       N/A
                             (b)    $9.539   $17.221   $14.369   $12.806   $11.509   $10.116    $9.854       N/A       N/A       N/A

Ending AUV                   (a)    $9.651    $7.437   $13.318   $11.023    $9.746    $8.689    $7.577    $5.999    $8.610       N/A
                             (b)   $12.280    $9.539   $17.221   $14.369   $12.806   $11.509   $10.116       N/A       N/A       N/A

Ending number of AUs (000s)             30        70        67       106        85       113        97        66        44       N/A

Partners Portfolio
------------------
Beginning AUV                (a)    $7.722   $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131   $10.573   $10.647
                             (b)    $7.573   $16.264   $15.208   $13.850   $11.993   $10.305    $9.926       N/A       N/A       N/A

Ending AUV                   (a)   $11.885    $7.722   $16.450   $15.259   $13.786   $11.843   $10.095    $7.578   $10.131   $10.573
                             (b)   $11.563    $7.573   $16.264   $15.208   $13.850   $11.993   $10.305       N/A       N/A       N/A

Ending number of AUs (000s)            172       222       302       305       406       359       329       350       602       514

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                (a)   $10.360   $19.393   $19.039   $17.368   $15.725   $13.033   $10.010       N/A       N/A       N/A
                             (b)    $7.826   $14.767   $14.614   $13.438   $12.264   $10.247    $9.957       N/A       N/A       N/A

Ending AUV                   (a)   $14.973   $10.360   $19.393   $19.039   $17.368   $15.725   $13.033       N/A       N/A       N/A
                             (b)   $11.220    $7.826   $14.767   $14.614   $13.438   $12.264   $10.247       N/A       N/A       N/A

Ending number of AUs (000s)             58        66        91       110       103       131        11       N/A       N/A       N/A

Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                (a)   $10.927   $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561   $10.779   $10.236
                             (b)    $8.674   $10.243    $9.995    $9.805    $9.879   $10.022   $10.015       N/A       N/A       N/A

Ending AUV                   (a)   $12.211   $10.927   $12.800   $12.390   $12.058   $12.053   $12.129   $12.009   $11.561   $10.779
                             (b)    $9.616    $8.674   $10.243    $9.995    $9.805    $9.879   $10.022       N/A       N/A       N/A

Ending number of AUs (000s)            186       198       298       398       538       816     1,172     1,722     1,397     1,111

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                (a)    $8.619   $14.441   $14.571   $14.038   $13.835   $12.541   $10.040       N/A       N/A       N/A
                             (b)    $6.722   $11.354   $11.548   $11.216   $11.142   $10.181    $9.917       N/A       N/A       N/A

Ending AUV                   (a)   $10.433    $8.619   $14.441   $14.571   $14.038   $13.835   $12.541       N/A       N/A       N/A
                             (b)    $8.072    $6.722   $11.354   $11.548   $11.216   $11.142   $10.181       N/A       N/A       N/A

Ending number of AUs (000s)              9         8         9        14        16        42        14       N/A       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                (a)    $8.455   $14.160   $13.345   $11.902   $11.295   $10.015    N/A          N/A       N/A       N/A
                             (b)    $8.145   $13.750   $13.063   $11.744   $11.234   $10.014    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.958    $8.455   $14.160   $13.345   $11.902   $11.295    N/A          N/A       N/A       N/A
                             (b)   $10.472    $8.145   $13.750   $13.063   $11.744   $11.234    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              4         3        15        13        19         0    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                (a)    $7.415    $9.787   $10.028    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.316    $9.735   $10.028    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.909    $7.415    $9.787    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $8.721    $7.316    $9.735    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)            726       881     1,181    N/A       N/A       N/A       N/A          N/A       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                (a)    $5.073    $8.963   $10.012    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $5.005    $8.915   $10.012    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $6.754    $5.073    $8.963    N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $6.611    $5.005    $8.915    N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)            602       732     1,051    N/A       N/A       N/A       N/A          N/A       N/A       N/A

JNF Money Market Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                (a)   $10.073   $10.000    N/A       N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $10.019   $10.000    N/A       N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.957   $10.073    N/A       N/A       N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $9.825   $10.019    N/A       N/A       N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)          1,673     2,401    N/A       N/A       N/A       N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                (a)    $9.203   $11.090   $10.383    $9.973    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $9.010   $10.942   $10.327    $9.972    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.033    $9.203   $11.090   $10.383    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $10.713    $9.010   $10.942   $10.327    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             85        21         4         0    N/A       N/A       N/A          N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                (a)    $6.409   $11.563    $9.516   $10.104    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $6.273   $11.409    $9.465   $10.104    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.944    $6.409   $11.563    $9.516    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $8.685    $6.273   $11.409    $9.465    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             22        13        19        13    N/A       N/A       N/A          N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                (a)    $9.431   $11.197   $10.733    $9.978    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $9.232   $11.048   $10.675    $9.977    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $12.138    $9.431   $11.197   $10.733    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $11.786    $9.232   $11.048   $10.675    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              9         3         2         2    N/A       N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                (a)   $10.064   $10.456   $10.234   $10.009    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $9.850   $10.317   $10.179   $10.009    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.472   $10.064   $10.456   $10.234    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $11.139    $9.850   $10.317   $10.179    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              3         0         1         1    N/A       N/A       N/A          N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                (a)   $10.748   $10.994   $10.161   $10.000    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $10.521   $10.847   $10.107    $9.999    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $12.384   $10.748   $10.994   $10.161    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $12.025   $10.521   $10.847   $10.107    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             39        49        30         5    N/A       N/A       N/A          N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                (a)    $8.105   $10.746   $10.529    $9.989    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)    $7.933   $10.603   $10.473    $9.988    N/A       N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.210    $8.105   $10.746   $10.529    N/A       N/A       N/A          N/A       N/A       N/A
                             (b)   $10.885    $7.933   $10.603   $10.473    N/A       N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              8        11        19         7    N/A       N/A       N/A          N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                (a)   $11.292   $12.318   $11.292   $11.370   $11.294   $10.516   $10.035       N/A       N/A       N/A
                             (b)   $10.367   $11.401   $10.535   $10.694   $10.707   $10.050   $10.104       N/A       N/A       N/A

Ending AUV                   (a)   $13.179   $11.292   $12.318   $11.292   $11.370   $11.294   $10.516       N/A       N/A       N/A
                             (b)   $12.004   $10.367   $11.401   $10.535   $10.694   $10.707   $10.050       N/A       N/A       N/A

Ending number of AUs (000s)            186       200       170       172       309       183        90       N/A       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)   $10.539   $10.722   $10.407   $10.120   $10.011   $10.000    N/A          N/A       N/A       N/A
                             (b)   $10.152   $10.411   $10.187    $9.986    $9.957    $9.999    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.203   $10.539   $10.722   $10.407   $10.120   $10.011    N/A          N/A       N/A       N/A
                             (b)   $10.706   $10.152   $10.411   $10.187    $9.986    $9.957    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             51        72        81        46        65        44    N/A          N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                (a)   $11.987   $11.600   $10.819   $10.566   $10.458   $10.112   $10.010       N/A       N/A       N/A
                             (b)   $11.490   $11.208   $10.538   $10.374   $10.351   $10.088   $10.069       N/A       N/A       N/A

Ending AUV                   (a)   $13.480   $11.987   $11.600   $10.819   $10.566   $10.458   $10.112       N/A       N/A       N/A
                             (b)   $12.818   $11.490   $11.208   $10.538   $10.374   $10.351   $10.088       N/A       N/A       N/A

Ending number of AUs (000s)            450       355       365       339       270       184        80       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                (a)    $8.905   $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155    $9.867       N/A
                             (b)    $9.751   $14.340   $14.582   $12.205   $11.823   $10.416    $9.965       N/A       N/A       N/A

Ending AUV                   (a)   $10.001    $8.905   $12.990   $13.103   $10.880   $10.456    $9.138    $7.579    $9.155       N/A
                             (b)   $10.864    $9.751   $14.340   $14.582   $12.205   $11.823   $10.416       N/A       N/A       N/A

Ending number of AUs (000s)            101       129       195       428       243       193       196       185       239       N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                (a)    $7.449   $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766    $9.835       N/A
                             (b)    $8.696   $13.545   $13.216   $11.610   $11.203   $10.324    $9.922       N/A       N/A       N/A

Ending AUV                   (a)    $9.175    $7.449   $11.509   $11.139    $9.708    $9.293    $8.490    $6.980    $8.766       N/A
                             (b)   $10.626    $8.696   $13.545   $13.216   $11.610   $11.203   $10.324       N/A       N/A       N/A

Ending number of AUs (000s)             34        60       124       249       272       297       169       133       171       N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                (a)    $7.367   $11.608   $11.149   $10.445   $10.003    N/A       N/A          N/A       N/A       N/A
                             (b)    $7.154   $11.362   $11.001   $10.389   $10.002    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.626    $7.367   $11.608   $11.149   $10.445    N/A       N/A          N/A       N/A       N/A
                             (b)   $11.199    $7.154   $11.362   $11.001   $10.389    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             41        57        57        71         0    N/A       N/A          N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)    $8.191   $12.540   $12.073   $10.904   $10.057    N/A       N/A          N/A       N/A       N/A
                             (b)    $7.953   $12.275   $11.913   $10.846   $10.057    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.117    $8.191   $12.540   $12.073   $10.904    N/A       N/A          N/A       N/A       N/A
                             (b)    $9.746    $7.953   $12.275   $11.913   $10.846    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              7         7        10        19        12    N/A       N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)   $12.485   $22.319   $21.770   $18.234   $16.567   $14.758   $10.052       N/A       N/A       N/A
                             (b)    $8.265   $14.895   $14.646   $12.365   $11.324   $10.169    $9.973       N/A       N/A       N/A

Ending AUV                   (a)   $19.457   $12.485   $22.319   $21.770   $18.234   $16.567   $14.758       N/A       N/A       N/A
                             (b)   $12.778    $8.265   $14.895   $14.646   $12.365   $11.324   $10.169       N/A       N/A       N/A

Ending number of AUs (000s)             42        47        83       105        80       106        69       N/A       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)   $14.508   $20.205   $20.939   $18.373   $17.163   $13.929    $9.982       N/A       N/A       N/A
                             (b)   $10.176   $14.286   $14.925   $13.201   $12.429   $10.169    $9.974       N/A       N/A       N/A

Ending AUV                   (a)   $19.343   $14.508   $20.205   $20.939   $18.373   $17.163   $13.929       N/A       N/A       N/A
                             (b)   $13.459   $10.176   $14.286   $14.925   $13.201   $12.429   $10.169       N/A       N/A       N/A

Ending number of AUs (000s)             88       101       125       197       239       262        61       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                (a)    $7.857   $14.002   $12.481   $11.267   $10.041    N/A       N/A          N/A       N/A       N/A
                             (b)    $7.629   $13.706   $12.316   $11.207   $10.040    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.801    $7.857   $14.002   $12.481   $11.267    N/A       N/A          N/A       N/A       N/A
                             (b)   $10.405    $7.629   $13.706   $12.316   $11.207    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)             23        41        41        13         0    N/A       N/A          N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                (a)    $8.125   $11.783   $11.250   $10.527   $10.027    N/A       N/A          N/A       N/A       N/A
                             (b)    $7.889   $11.534   $11.101   $10.471   $10.027    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.821    $8.125   $11.783   $11.250   $10.527    N/A       N/A          N/A       N/A       N/A
                             (b)    $9.460    $7.889   $11.534   $11.101   $10.471    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)              3         7         8         4         0    N/A       N/A          N/A       N/A       N/A

All-Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)   $11.886   $20.340   $16.806   $15.300   $13.644   $12.498   $10.024       N/A       N/A       N/A
                             (b)    $9.316   $16.071   $13.386   $12.284   $11.042   $10.196    $9.858       N/A       N/A       N/A

Ending AUV                   (a)   $14.920   $11.886   $20.340   $16.806   $15.300   $13.644   $12.498       N/A       N/A       N/A
                             (b)   $11.601    $9.316   $16.071   $13.386   $12.284   $11.042   $10.196       N/A       N/A       N/A

Ending number of AUs (000s)             19        19        30        17        33        33        18       N/A       N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                (a)    $5.079    $8.755   $12.177   $11.100   $11.576   $10.096    N/A          N/A       N/A       N/A
                             (b)    $4.892    $8.502   $11.920   $10.953   $11.514   $10.095    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $4.836    $5.079    $8.755   $12.177   $11.100   $11.576    N/A          N/A       N/A       N/A
                             (b)    $4.621    $4.892    $8.502   $11.920   $10.953   $11.514    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             18        66        12        17         6        10    N/A          N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)   $10.882   $20.213   $15.302   $12.688   $12.367    $9.969    N/A          N/A       N/A       N/A
                             (b)   $10.483   $19.628   $14.979   $12.520   $12.301    $9.968    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $16.682   $10.882   $20.213   $15.302   $12.688   $12.367    N/A          N/A       N/A       N/A
                             (b)   $15.942   $10.483   $19.628   $14.979   $12.520   $12.301    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             52       114       146       127        74         9    N/A          N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                (a)    $8.618    $9.907    $9.624   $10.095    $9.250    $9.795    N/A          N/A       N/A       N/A
                             (b)    $8.302    $9.620    $9.420    $9.960    $9.200    $9.795    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.057    $8.618    $9.907    $9.624   $10.095    $9.250    N/A          N/A       N/A       N/A
                             (b)    $9.611    $8.302    $9.620    $9.420    $9.960    $9.200    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              7        17         5         8        41         0    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)    $9.790   $12.959   $11.832   $10.218   $10.403   $10.096    N/A          N/A       N/A       N/A
                             (b)    $9.430   $12.584   $11.582   $10.082   $10.347   $10.095    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.499    $9.790   $12.959   $11.832   $10.218   $10.403    N/A          N/A       N/A       N/A
                             (b)   $10.989    $9.430   $12.584   $11.582   $10.082   $10.347    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              9        22        10        18        17         8    N/A          N/A       N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                (a)    $5.426   $14.373   $13.478   $10.470   $11.037    $9.918    N/A          N/A       N/A       N/A
                             (b)    $5.236   $13.984   $13.219   $10.351   $10.999    $9.918    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $7.323    $5.426   $14.373   $13.478   $10.470   $11.037    N/A          N/A       N/A       N/A
                             (b)    $7.011    $5.236   $13.984   $13.219   $10.351   $10.999    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             17        27        44        36         1         1    N/A          N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)    $4.454    $9.055    $9.418    $9.319    $9.098    $9.740    N/A          N/A       N/A       N/A
                             (b)    $4.290    $8.792    $9.219    $9.195    $9.049    $9.740    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $7.548    $4.454    $9.055    $9.418    $9.319    $9.098    N/A          N/A       N/A       N/A
                             (b)    $7.213    $4.290    $8.792    $9.219    $9.195    $9.049    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             24         0         5         2        11         0    N/A          N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                (a)   $12.748   $23.958   $18.239   $16.525   $12.095   $10.225    N/A          N/A       N/A       N/A
                             (b)   $12.280   $23.265   $17.854   $16.306   $12.030   $10.224    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $17.411   $12.748   $23.958   $18.239   $16.525   $12.095    N/A          N/A       N/A       N/A
                             (b)   $16.638   $12.280   $23.265   $17.854   $16.306   $12.030    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             62        65        91        89       169        74    N/A          N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)   $10.931   $26.148   $19.343   $17.674   $12.085   $10.174    N/A          N/A       N/A       N/A
                             (b)   $10.530   $25.391   $18.935   $17.440   $12.020   $10.173    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $17.507   $10.931   $26.148   $19.343   $17.674   $12.085    N/A          N/A       N/A       N/A
                             (b)   $16.730   $10.530   $25.391   $18.935   $17.440   $12.020    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             70       106       154       105       222        57    N/A          N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)    $8.000   $17.976   $16.124   $12.625   $12.038   $10.113    N/A          N/A       N/A       N/A
                             (b)    $7.707   $17.455   $15.784   $12.458   $11.973   $10.112    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.702    $8.000   $17.976   $16.124   $12.625   $12.038    N/A          N/A       N/A       N/A
                             (b)   $10.227    $7.707   $17.455   $15.784   $12.458   $11.973    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             17        30        57        67        19        67    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                (a)    $5.520   $10.776   $13.460   $11.692   $11.469   $10.048    N/A          N/A       N/A       N/A
                             (b)    $5.318   $10.464   $13.175   $11.537   $11.408   $10.047    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $6.515    $5.520   $10.776   $13.460   $11.692   $11.469    N/A          N/A       N/A       N/A
                             (b)    $6.226    $5.318   $10.464   $13.175   $11.537   $11.408    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             13        12         3        31        16         2    N/A          N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                (a)   $16.214   $11.350   $10.487   $10.979   $10.336    $9.668    $9.985       N/A       N/A       N/A
                             (b)   $16.407   $11.578   $10.784   $11.381   $10.800   $10.183   $10.221       N/A       N/A       N/A

Ending AUV                   (a)   $10.945   $16.214   $11.350   $10.487   $10.979   $10.336    $9.668       N/A       N/A       N/A
                             (b)   $10.987   $16.407   $11.578   $10.784   $11.381   $10.800   $10.183       N/A       N/A       N/A

Ending number of AUs (000s)             14        94       113        58        43        27        11       N/A       N/A       N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)    $8.812   $11.893   $11.376   $10.975   $10.059   $10.065    N/A          N/A       N/A       N/A
                             (b)    $8.488   $11.548   $11.136   $10.829   $10.005   $10.065    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.831    $8.812   $11.893   $11.376   $10.975   $10.059    N/A          N/A       N/A       N/A
                             (b)   $10.350    $8.488   $11.548   $11.136   $10.829   $10.005    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             10        23        60        72        86        21    N/A          N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                (a)    $6.965   $12.813   $11.772   $10.882   $11.189    $9.793    N/A          N/A       N/A       N/A
                             (b)    $6.709   $12.442   $11.523   $10.737   $11.129    $9.792    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.391    $6.965   $12.813   $11.772   $10.882   $11.189    N/A          N/A       N/A       N/A
                             (b)   $10.885    $6.709   $12.442   $11.523   $10.737   $11.129    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             12         3        12         3        12         0    N/A          N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                (a)    $9.585    $6.043    $6.734    $8.729    $8.710   $10.077    N/A          N/A       N/A       N/A
                             (b)    $9.251    $5.880    $6.605    $8.630    $8.680   $10.077    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $5.231    $9.585    $6.043    $6.734    $8.729    $8.710    N/A          N/A       N/A       N/A
                             (b)    $5.009    $9.251    $5.880    $6.605    $8.630    $8.680    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             14        35         3        40         2         0    N/A          N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                (a)    $5.592    $8.126    $8.631    $8.096    $8.664    $9.835   $10.000       N/A       N/A       N/A
                             (b)    $5.335    $7.816    $8.368    $7.912    $8.535    $9.767    $9.787       N/A       N/A       N/A

Ending AUV                   (a)    $6.585    $5.592    $8.126    $8.631    $8.096    $8.664    $9.835       N/A       N/A       N/A
                             (b)    $6.232    $5.335    $7.816    $8.368    $7.912    $8.535    $9.767       N/A       N/A       N/A

Ending number of AUs (000s)             55         5         8        12       100       163        22       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                (a)    $9.619    $7.257    $7.509    $7.917    $8.742    $9.942    N/A          N/A       N/A       N/A
                             (b)    $9.283    $7.060    $7.364    $7.827    $8.712    $9.942    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $6.139    $9.619    $7.257    $7.509    $7.917    $8.742    N/A          N/A       N/A       N/A
                             (b)    $5.877    $9.283    $7.060    $7.364    $7.827    $8.712    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              2         6         0         5         0         0    N/A          N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                (a)   $10.704    $7.334    $8.383    $8.622    $8.634   $10.109    N/A          N/A       N/A       N/A
                             (b)   $10.311    $7.121    $8.206    $8.508    $8.587   $10.108    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $6.325   $10.704    $7.334    $8.383    $8.622    $8.634    N/A          N/A       N/A       N/A
                             (b)    $6.044   $10.311    $7.121    $8.206    $8.508    $8.587    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              5        16         4        87        12         1    N/A          N/A       N/A       N/A

Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                (a)    $8.968    $7.294    $7.020    $8.086    $8.458    $9.964    N/A          N/A       N/A       N/A
                             (b)    $8.656    $7.096    $6.885    $7.994    $8.428    $9.964    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $5.938    $8.968    $7.294    $7.020    $8.086    $8.458    N/A          N/A       N/A       N/A
                             (b)    $5.685    $8.656    $7.096    $6.885    $7.994    $8.428    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             60         9       167        87        75         0    N/A          N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                (a)    $8.651    $6.301    $6.337    $6.948    $7.100    $8.019    $9.985       N/A       N/A       N/A
                             (b)    $9.968    $7.318    $7.420    $8.200    $8.447    $9.618   $10.066       N/A       N/A       N/A

Ending AUV                   (a)    $6.181    $8.651    $6.301    $6.337    $6.948    $7.100    $8.019       N/A       N/A       N/A
                             (b)    $7.065    $9.968    $7.318    $7.420    $8.200    $8.447    $9.618       N/A       N/A       N/A

Ending number of AUs (000s)             20        23         0         2         4         3        62       N/A       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)    $7.344   $11.113   $12.696   $12.246   $10.318    $9.875    N/A          N/A       N/A       N/A
                             (b)    $7.075   $10.791   $12.428   $12.083   $10.263    $9.874    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.957    $7.344   $11.113   $12.696   $12.246   $10.318    N/A          N/A       N/A       N/A
                             (b)    $8.559    $7.075   $10.791   $12.428   $12.083   $10.263    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             11        22         9        38        71         4    N/A          N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                (a)    $6.340   $12.630   $13.143   $10.794   $11.507   $10.021    N/A          N/A       N/A       N/A
                             (b)    $6.107   $12.265   $12.866   $10.651   $11.445   $10.020    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.548    $6.340   $12.630   $13.143   $10.794   $11.507    N/A          N/A       N/A       N/A
                             (b)    $8.168    $6.107   $12.265   $12.866   $10.651   $11.445    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             10        11        23        69        90        28    N/A          N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                (a)    $9.953   $22.350   $21.880   $20.086   $17.856   $14.826   $10.000       N/A       N/A       N/A
                             (b)    $6.580   $14.894   $14.698   $13.601   $12.188   $10.201    $9.867       N/A       N/A       N/A

Ending AUV                   (a)   $14.957    $9.953   $22.350   $21.880   $20.086   $17.856   $14.826       N/A       N/A       N/A
                             (b)    $9.808    $6.580   $14.894   $14.698   $13.601   $12.188   $10.201       N/A       N/A       N/A

Ending number of AUs (000s)             13        15        22        29        36        29        12       N/A       N/A       N/A

NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                (a)    $9.744   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627   $39.086
                             (b)    $7.319   $12.881   $11.177   $10.801   $10.919   $10.209    $9.821       N/A       N/A       N/A

Ending AUV                   (a)   $14.604    $9.744   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627
                             (b)   $10.882    $7.319   $12.881   $11.177   $10.801   $10.919   $10.209       N/A       N/A       N/A

Ending number of AUs (000s)             80       103       147       162       210       392       767       723       556       414

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)    $4.090   $15.138   $11.975   $11.581   $12.111    $9.767    N/A          N/A       N/A       N/A
                             (b)    $3.940   $14.700   $11.722   $11.427   $12.045    $9.766    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $8.784    $4.090   $15.138   $11.975   $11.581   $12.111    N/A          N/A       N/A       N/A
                             (b)    $8.394    $3.940   $14.700   $11.722   $11.427   $12.045    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             33        21        55        36        50        34    N/A          N/A       N/A       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                (a)    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.135   $18.407
                             (b)    $6.168   $13.852   $14.004   $12.001   $11.800   $10.524    $9.868       N/A       N/A       N/A

Ending AUV                   (a)    $8.088    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.135
                             (b)    $8.176    $6.168   $13.852   $14.004   $12.001   $11.800   $10.524       N/A       N/A       N/A

Ending number of AUs (000s)             66        76       115       136       163       223       456       208       670       233

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)   $11.678   $19.279   $16.354   $13.658   $11.457    $9.998    N/A          N/A       N/A       N/A
                             (b)   $11.249   $18.720   $16.009   $13.476   $11.395    $9.998    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $17.186   $11.678   $19.279   $16.354   $13.658   $11.457    N/A          N/A       N/A       N/A
                             (b)   $16.423   $11.249   $18.720   $16.009   $13.476   $11.395    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             76        74        47        72        80         6    N/A          N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                (a)    $8.359   $14.526   $18.215   $14.129   $13.372   $10.091    N/A          N/A       N/A       N/A
                             (b)    $8.052   $14.106   $17.830   $13.942   $13.300   $10.091    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.325    $8.359   $14.526   $18.215   $14.129   $13.372    N/A          N/A       N/A       N/A
                             (b)    $9.866    $8.052   $14.106   $17.830   $13.942   $13.300    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             19        17        11        30        23        21    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                (a)    $6.861   $10.377   $12.041   $11.093   $10.665    $9.991    N/A          N/A       N/A       N/A
                             (b)    $6.609   $10.076   $11.787   $10.946   $10.607    $9.990    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.757    $6.861   $10.377   $12.041   $11.093   $10.665    N/A          N/A       N/A       N/A
                             (b)    $9.324    $6.609   $10.076   $11.787   $10.946   $10.607    N/A          N/A       N/A       N/A

Ending number of AUs (000s)              1         1         2         3         5         0    N/A          N/A       N/A       N/A

Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------
Beginning AUV                (a)   $10.517   $21.931   $23.849   $20.012   $19.529   $15.818   $10.014       N/A       N/A       N/A
                             (b)    $6.604   $13.883   $15.219   $12.873   $12.662   $10.339    $9.849       N/A       N/A       N/A

Ending AUV                   (a)   $13.825   $10.517   $21.931   $23.849   $20.012   $19.529   $15.818       N/A       N/A       N/A
                             (b)    $8.612    $6.604   $13.883   $15.219   $12.873   $12.662   $10.339       N/A       N/A       N/A

Ending number of AUs (000s)              9        12        16        34        24        70        60       N/A       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                (a)    $4.502   $14.261   $14.375   $11.784   $11.559   $10.054    N/A          N/A       N/A       N/A
                             (b)    $4.336   $13.848   $14.071   $11.628   $11.497   $10.053    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $6.498    $4.502   $14.261   $14.375   $11.784   $11.559    N/A          N/A       N/A       N/A
                             (b)    $6.209    $4.336   $13.848   $14.071   $11.628   $11.497    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             13        22        33        31        26        35    N/A          N/A       N/A       N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------
Beginning AUV                (a)    $6.716   $11.319   $10.942   $10.527   $10.489    $9.955    N/A          N/A       N/A       N/A
                             (b)    $6.482   $11.012   $10.731   $10.407   $10.453    $9.955    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.751    $6.716   $11.319   $10.942   $10.527   $10.489    N/A          N/A       N/A       N/A
                             (b)    $9.336    $6.482   $11.012   $10.731   $10.407   $10.453    N/A          N/A       N/A       N/A

Ending number of AUs (000s)            102       101        40        25        14        11    N/A          N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                (a)    $6.289   $12.422   $13.313   $11.473   $11.167    $9.964    N/A          N/A       N/A       N/A
                             (b)    $6.070   $12.086   $13.057   $11.343   $11.128    $9.964    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.380    $6.289   $12.422   $13.313   $11.473   $11.167    N/A          N/A       N/A       N/A
                             (b)    $8.981    $6.070   $12.086   $13.057   $11.343   $11.128    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             54        34        34       118        22         9    N/A          N/A       N/A       N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                (a)    $8.324   $13.221   $12.364   $12.157   $11.060   $10.057    N/A          N/A       N/A       N/A
                             (b)    $8.034   $12.863   $12.126   $12.019   $11.022   $10.057    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $12.873    $8.324   $13.221   $12.364   $12.157   $11.060    N/A          N/A       N/A       N/A
                             (b)   $12.325    $8.034   $12.863   $12.126   $12.019   $11.022    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             24         8         5         6        60         1    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------
Beginning AUV                (a)    $7.280   $13.097   $13.959   $12.091   $11.319   $10.040    N/A          N/A       N/A       N/A
                             (b)    $7.026   $12.742   $13.691   $11.953   $11.280   $10.040    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.145    $7.280   $13.097   $13.959   $12.091   $11.319    N/A          N/A       N/A       N/A
                             (b)   $10.670    $7.026   $12.742   $13.691   $11.953   $11.280    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             81        30        45       137        29         0    N/A          N/A       N/A       N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                (a)    $8.183   $12.635   $12.828   $12.075   $11.530   $10.056    N/A          N/A       N/A       N/A
                             (b)    $7.898   $12.292   $12.581   $11.937   $11.490   $10.056    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.810    $8.183   $12.635   $12.828   $12.075   $11.530    N/A          N/A       N/A       N/A
                             (b)   $10.350    $7.898   $12.292   $12.581   $11.937   $11.490    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             16         8        36        48        13         1    N/A          N/A       N/A       N/A

S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------
Beginning AUV                (a)    $6.043   $10.846   $13.812   $11.750   $11.497   $10.043    N/A          N/A       N/A       N/A
                             (b)    $5.832   $10.553   $13.547   $11.616   $11.457   $10.043    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.669    $6.043   $10.846   $13.812   $11.750   $11.497    N/A          N/A       N/A       N/A
                             (b)    $9.257    $5.832   $10.553   $13.547   $11.616   $11.457    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             36        23        20        52         3         5    N/A          N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                (a)    $6.508   $12.091   $11.109   $10.639   $10.463    $9.844    N/A          N/A       N/A       N/A
                             (b)    $6.269   $11.741   $10.875   $10.498   $10.407    $9.843    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.986    $6.508   $12.091   $11.109   $10.639   $10.463    N/A          N/A       N/A       N/A
                             (b)    $9.543    $6.269   $11.741   $10.875   $10.498   $10.407    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             34         9        20        12         8         2    N/A          N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                (a)    $7.391   $13.712   $12.732   $10.803   $10.829    $9.887    N/A          N/A       N/A       N/A
                             (b)    $7.119   $13.315   $12.463   $10.660   $10.771    $9.886    N/A          N/A       N/A       N/A

Ending AUV                   (a)    $9.379    $7.391   $13.712   $12.732   $10.803   $10.829    N/A          N/A       N/A       N/A
                             (b)    $8.962    $7.119   $13.315   $12.463   $10.660   $10.771    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             36        12        60        60        11         2    N/A          N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                (a)    $9.435   $12.802   $14.229   $13.437   $12.561   $10.022    N/A          N/A       N/A       N/A
                             (b)    $9.089   $12.432   $13.929   $13.259   $12.493   $10.021    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $10.921    $9.435   $12.802   $14.229   $13.437   $12.561    N/A          N/A       N/A       N/A
                             (b)   $10.436    $9.089   $12.432   $13.929   $13.259   $12.493    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             14        14        21        60        27        31    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                (a)   $10.202   $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040   $10.000       N/A
                             (b)    $9.975   $10.083    $9.923    $9.769    $9.789    $9.984   $10.000       N/A       N/A       N/A

Ending AUV                   (a)   $10.065   $10.202   $10.229    $9.987    $9.754    $9.696    $9.810    $9.947   $10.040       N/A
                             (b)    $9.763    $9.975   $10.083    $9.923    $9.769    $9.789    $9.984       N/A       N/A       N/A

Ending number of AUs (000s)            234       312       375       578       415       499       367       235        17       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                (a)   $11.588   $16.687   $14.994   $12.570   $11.529   $10.058    N/A          N/A       N/A       N/A
                             (b)   $11.162   $16.204   $14.678   $12.403   $11.467   $10.057    N/A          N/A       N/A       N/A

Ending AUV                   (a)   $13.003   $11.588   $16.687   $14.994   $12.570   $11.529    N/A          N/A       N/A       N/A
                             (b)   $12.426   $11.162   $16.204   $14.678   $12.403   $11.467    N/A          N/A       N/A       N/A

Ending number of AUs (000s)             23        37        53        78       141       196    N/A          N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                (a)    $5.093    $8.118    $7.153    $5.945    $5.606    $5.129    $3.610    $5.742    $5.542   $10.000
                             (b)    $9.694   $15.577   $13.834   $11.590   $11.018   $10.160    $9.867       N/A       N/A       N/A

Ending AUV                   (a)    $8.004    $5.093    $8.118    $7.153    $5.945    $5.606    $5.129    $3.610    $5.742    $5.542
                             (b)   $15.114    $9.694   $15.577   $13.834   $11.590   $11.018   $10.160       N/A       N/A       N/A

Ending number of AUs (000s)            243       211       272       371       411       486       556       638     1,391       575

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                (a)    $3.938    $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5.162    $6.730   $10.000
                             (b)    $8.142   $13.962   $12.382   $10.753   $10.183   $10.026    $9.857       N/A       N/A       N/A

Ending AUV                   (a)    $6.295    $3.938    $6.698    $5.893    $5.077    $4.769    $4.658    $3.472    $5.162    $6.730
                             (b)   $12.913    $8.142   $13.962   $12.382   $10.753   $10.183   $10.026       N/A       N/A       N/A

Ending number of AUs (000s)            108       117       184       200       216       263       298       299       412       376

------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                (a)   $10.936   $19.684   $20.971   $18.368   $16.249   $13.744   $10.000       N/A       N/A       N/A
                             (b)    $7.830   $14.208   $15.259   $13.471   $12.013   $10.243    $9.911       N/A       N/A       N/A

Ending AUV                   (a)   $15.674   $10.936   $19.684   $20.971   $18.368   $16.249   $13.744       N/A       N/A       N/A
                             (b)   $11.133    $7.830   $14.208   $15.259   $13.471   $12.013   $10.243       N/A       N/A       N/A

Ending number of AUs (000s)             86       102       204       221       196       183        55       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK VIP TRUST:
Global Bond Fund
----------------
Beginning AUV                (a)   $15.709   $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409   $10.057   $10.011
                             (b)   $11.820   $11.663   $10.869   $10.434   $10.998   $10.301   $10.077       N/A       N/A       N/A

Ending AUV                   (a)   $16.417   $15.709   $15.376   $14.214   $13.537   $14.156   $13.153   $11.288    $9.409   $10.057
                             (b)   $12.255   $11.820   $11.663   $10.869   $10.434   $10.998   $10.301       N/A       N/A       N/A

Ending number of AUs (000s)             88       152       272       180       240       252       295       489       152       144

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   *
                                     2009      2008      2007      2006      2005      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
Emerging Markets Fund
---------------------
Beginning AUV                (a)   $11.256   $32.413   $23.887   $17.365   $13.341   $10.747    $7.068    $7.382    $7.625   $13.301
                             (b)   $10.633   $30.866   $22.931   $16.803   $13.012   $10.567    $9.930       N/A       N/A       N/A

Ending AUV                   (a)   $23.663   $11.256   $32.413   $23.887   $17.365   $13.341   $10.747    $7.068    $7.382    $7.625
                             (b)   $22.175   $10.633   $30.866   $22.931   $16.803   $13.012   $10.567       N/A       N/A       N/A

Ending number of AUs (000s)            254       269       317       472       531     6,379       593       634       626       572

Global Hard Assets Fund
-----------------------
Beginning AUV                (a)   $19.137   $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170    $9.253    $8.423
                             (b)   $17.301   $32.832   $23.093   $18.961   $12.778   $10.536   $10.092       N/A       N/A       N/A

Ending AUV                   (a)   $29.729   $19.137   $36.025   $25.135   $20.474   $13.689   $11.197    $7.827    $8.170    $9.253
                             (b)   $26.663   $17.301   $32.832   $23.093   $18.961   $12.778   $10.536       N/A       N/A       N/A

Ending number of AUs (000s)             69        95       152       126       188       150       210       245       106        74

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                (a)    $9.084   $10.601   $10.332    $9.643    $9.759    $9.926   $10.000       N/A       N/A       N/A
                             (b)    $8.743   $10.285   $10.106    $9.507    $9.698    $9.944   $10.009       N/A       N/A       N/A

Ending AUV                   (a)   $10.200    $9.084   $10.601   $10.332    $9.643    $9.759    $9.926       N/A       N/A       N/A
                             (b)    $9.739    $8.743   $10.285   $10.106    $9.507    $9.698    $9.944       N/A       N/A       N/A

Ending number of AUs (000s)             40        53        89        81        18        10        20       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                (a)    $8.495   $15.484   $12.838   $11.355    $9.904    N/A       N/A          N/A       N/A       N/A
                             (b)    $8.245   $15.149   $12.661   $11.289    $9.903    N/A       N/A          N/A       N/A       N/A

Ending AUV                   (a)   $11.754    $8.495   $15.484   $12.838   $11.355    N/A       N/A          N/A       N/A       N/A
                             (b)   $11.316    $8.245   $15.149   $12.661   $11.289    N/A       N/A          N/A       N/A       N/A

Ending number of AUs (000s)            319       378       499       600       720    N/A       N/A          N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                (a)   $12.012   $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455   $15.224   $14.482
                             (b)    $8.416   $14.363   $13.771   $12.544   $11.885   $10.277    $9.935       N/A       N/A       N/A

Ending AUV                   (a)   $17.499   $12.012   $20.336   $19.341   $17.478   $16.428   $14.093   $10.431   $14.455   $15.224
                             (b)   $12.163    $8.416   $14.363   $13.771   $12.544   $11.885   $10.277       N/A       N/A       N/A

Ending number of AUs (000s)            200       243       316       461       579       727       801     1,132     1,227       918

------------------------------------------------------------------------------------------------------------------------------------

NOTES:
* - Riders began December 5, 2003.

NOTES:
(a)   Standard contract with lowest annual mortality and expense fee of 1.40%.
(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%.

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy           01/2010

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account F
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0510) dated May 1, 2010 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________
Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                   (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2010, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0510

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2010. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-6

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $177,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010). However, for single filers with modified adjusted gross income in excess of $105,000, but less than $120,000, the amount you may contribute is reduced. For married filing jointly, your contribution limit is reduced if modified gross income is in excess of $167,000, but less than $177,000. For married filing separately, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2010.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2009

                    Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2009

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                   PAGE
Statement of Assets and Liabilities as of December 31, 2009 .............      2
Statements of Operations and Changes in Net Assets for the year
   ended December 31, 2009 ..............................................     12
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2008 ....................................................     32
Notes to Financial Statements ...........................................     51
Report of Independent Registered Public Accounting Firm .................     76

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

==========================================================================================================================
                                                                                    SHARES         COST          VALUE
--------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment account-short-term investments ......................                                  $    657,159
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ..................................................      52,150.813   $    258,091        310,297
         Core Equity Fund ..................................................      51,013.460      1,214,718      1,271,254
         Financial Services Fund ...........................................      31,418.751        142,301        160,236
         Global Health Care Fund ...........................................      58,765.413        851,645        932,607
         Global Real Estate Fund ...........................................      99,771.247      1,911,041      1,211,224
         High Yield Fund ...................................................     398,006.014      1,918,426      2,077,591
         Mid Cap Core Equity Fund ..........................................      45,714.886        442,410        495,092
         Technology Fund ...................................................      18,813.311        220,317        248,148
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................     198,355.425      7,495,552      9,108,481
         LargeCap Growth Portfolio .........................................     146,447.665      5,690,407      5,682,169
         MidCap Growth Portfolio ...........................................     469,413.239      7,749,893      5,013,333
         SmallCap Growth Portfolio .........................................      69,151.487      1,891,660      1,768,895
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................      17,428.499        244,820        264,914
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................      90,327.953        521,420        519,386
         Income & Growth Fund ..............................................     438,332.898      2,999,051      2,358,231
         Inflation Protection Fund .........................................      10,157.560        105,135        108,990
         International Fund ................................................     210,247.569      1,953,513      1,625,213
         Value Fund ........................................................     898,956.539      6,199,614      4,746,489
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................       3,983.479         59,359         68,954
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................      17,138.246        155,920        167,098
         The Dreyfus Socially Responsible Growth Fund, Inc .................      69,307.280      1,719,831      1,820,009
         Dreyfus Stock Index Fund ..........................................     309,814.371      8,970,729      8,151,217
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................     204,060.283      2,913,532      2,228,339
      Federated Insurance Series:
         Capital Income Fund II ............................................     183,329.506      1,529,849      1,589,467
         High Income Bond Fund II ..........................................     452,105.565      2,510,198      3,015,544
         International Equity Fund II ......................................      88,898.054      1,380,446      1,223,237
      Janus Aspen Series:
         Enterprise Portfolio ..............................................     257,427.559      7,075,887      7,926,195
         Growth and Income Portfolio .......................................     146,984.674      2,613,976      2,350,286
         Janus Portfolio ...................................................     372,259.855      7,468,690      7,977,529
         Overseas Portfolio ................................................      67,991.593      3,549,544      3,120,134
         Worldwide Portfolio ...............................................     215,456.178      5,709,087      5,640,643
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ........................................     102,812.227      1,875,226      1,977,079
         International Equity Portfolio ....................................      30,446.763        237,002        297,161
         US Small-Mid Cap Equity Portfolio .................................     200,083.303      2,034,603      1,936,806
         US Strategic Equity Portfolio .....................................      58,652.966        556,436        480,368
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................       2,681.589         33,713         35,075
         ClearBridge Equity Income Builder Portfolio .......................       2,642.546         27,816         24,497
         ClearBridge Fundamental Value Portfolio ...........................       3,833.709         63,351         65,748
         ClearBridge Large Cap Growth Portfolio ............................      12,187.397        147,542        179,520
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................      19,364.291        130,945        145,232
         Western Asset Strategic Bond Portfolio ............................      47,056.444        409,089        414,096
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .........................................      39,540.078        501,062        474,086
         Growth and Income Portfolio .......................................     233,161.130      6,332,633      4,744,829

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                  SHARES           COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................      13,544.427   $    213,158   $    287,683
         Partners Portfolio ................................................     208,287.671      2,686,817      2,043,302
         Regency Portfolio .................................................      70,374.440        928,518        862,791
         Short Duration Bond Portfolio .....................................     202,394.771      2,507,708      2,270,869
         Small-Cap Growth Portfolio ........................................       8,915.441         94,193         91,383
         Socially Responsive Portfolio .....................................       3,912.391         46,658         47,340
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................     466,926.592      7,212,201      6,471,602
         JNF Equity Portfolio ..............................................     247,199.999      5,803,004      4,066,440
         JNF Loomis Sayles Bond Portfolio ..................................      12,409.547        116,082        119,132
         JNF Money Market Portfolio ........................................  16,663,980.770     16,663,981     16,663,981
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      89,915.467        883,013        939,616
         CommodityRealReturn Strategy Portfolio ............................      22,644.887        212,631        194,746
         Emerging Markets Bond Portfolio ...................................       8,346.633        103,507        105,835
         Foreign Bond US Dollar-Hedged Portfolio ...........................       3,921.498         41,248         37,803
         Global Bond Unhedged Portfolio ....................................      38,121.819        496,925        484,909
         High Yield Portfolio ..............................................      12,563.442         77,347         91,461
         Real Return Portfolio .............................................     197,110.465      2,444,623      2,452,052
         Short-Term Portfolio ..............................................      56,830.094        559,912        572,278
         Total Return Portfolio ............................................     560,700.710      6,003,766      6,066,781
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ...........................................      60,089.373      1,109,787      1,012,506
         Fund Portfolio ....................................................      15,740.508        284,416        308,357
         High Yield Portfolio ..............................................      50,277.742        363,721        478,141
         Mid Cap Value Portfolio ...........................................       5,104.594         61,900         73,558
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................      86,621.395        841,185        825,502
         Small-Cap Portfolio ...............................................     195,174.066      1,550,555      1,694,111
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .......................................       8,412.222        298,883        252,451
         CLS AdvisorOne Clermont Fund ......................................       1,254.937         22,251         27,270
         All-Cap Opportunity Fund ..........................................      24,149.196        314,932        277,957
         Banking Fund ......................................................       7,039.073         89,326         88,129
         Basic Materials Fund ..............................................      29,430.775        713,815        859,967
         Biotechnology Fund ................................................       3,126.696         69,905         70,414
         Consumer Products Fund ............................................       3,207.628         90,455        103,446
         Dow 2X Strategy Fund ..............................................       1,907.812        122,797        125,991
         Electronics Fund ..................................................      15,393.823        175,378        180,416
         Energy Fund .......................................................      41,059.122        936,437      1,082,729
         Energy Services Fund ..............................................      55,597.903      1,010,506      1,220,931
         Europe 1.25X Strategy Fund ........................................      10,598.575        165,506        178,162
         Financial Services Fund ...........................................       6,486.362         86,737         87,177
         Government Long Bond 1.2X Strategy Fund ...........................      22,945.425        212,028        151,210
         Health Care Fund ..................................................       4,194.485        100,511        110,945
         Internet Fund .....................................................       8,408.266        122,013        137,222
         Inverse Dow 2X Strategy Fund ......................................       3,718.886         77,858         73,299
         Inverse Government Long Bond Strategy Fund ........................      22,256.889        364,343        361,452
         Inverse Mid-Cap Strategy Fund .....................................         401.687         13,155         12,167
         Inverse NASDAQ-100(R) Strategy Fund ...............................       2,291.837         38,025         34,377
         Inverse Russell 2000(R) Strategy Fund .............................      12,462.234        408,990        357,293
         Inverse S&P 500 Strategy Fund .....................................       2,909.452        127,365        123,186
         Japan 2X Strategy Fund ............................................       5,175.413         95,576         96,108
         Leisure Fund ......................................................       2,040.451         70,532         85,005
         Mid Cap 1.5X Strategy Fund ........................................      12,711.109        167,635        189,904
         NASDAQ-100(R) Fund ................................................      73,102.697        941,049      1,166,718

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   SHARES          COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         NASDAQ-100(R) 2X Strategy Fund ....................................      16,432.290   $    219,146   $    293,480
         Nova Fund .........................................................       8,710.995        419,661        532,764
         Precious Metals Fund ..............................................      95,289.472      1,145,554      1,314,043
         Real Estate Fund ..................................................       9,207.753        185,998        197,415
         Retailing Fund ....................................................         880.087          7,409          9,558
         Russell 2000(R) 1.5X Strategy Fund ................................       5,353.149        105,067        118,250
         S&P 500 2X Strategy Fund ..........................................         921.876         76,661         82,645
         S&P 500 Pure Growth Fund ..........................................      40,932.927        952,003        992,624
         S&P 500 Pure Value Fund ...........................................       7,478.545        495,130        509,737
         S&P MidCap 400 Pure Growth Fund ...................................      10,660.539        291,316        315,125
         S&P MidCap 400 Pure Value Fund ....................................      13,471.790        851,163        900,319
         S&P SmallCap 600 Pure Growth Fund .................................       7,086.917        150,537        168,810
         S&P SmallCap 600 Pure Value Fund ..................................       4,236.518        380,054        345,360
         Technology Fund ...................................................      30,630.914        301,044        336,021
         Telecommunications Fund ...........................................      34,340.629        310,026        336,539
         Transportation Fund ...............................................      11,771.995        148,877        149,269
         U.S. Government Money Market Fund .................................   2,358,257.986      2,358,258      2,358,258
         Utilities Fund ....................................................      17,971.626        279,361        294,915
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................      99,554.628      1,440,879      1,945,297
         Global Technology Portfolio .......................................      38,822.206        621,689        684,823
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................      99,284.947      2,149,281      1,343,325
      Van Eck Worldwide Insurance Trust:
         Bond Fund .........................................................     123,325.618      1,409,597      1,449,075
         Emerging Markets Fund .............................................     534,791.557      5,592,403      6,000,362
         Hard Assets Fund ..................................................      70,279.174      2,028,463      2,056,369
         Multi-Manager Alternatives Fund ...................................      42,327.834        403,252        408,464
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................     239,147.627      3,678,811      3,754,618
         Opportunity Fund ..................................................     233,599.328      4,559,951      3,506,326
--------------------------------------------------------------------------------------------------------------------------
            Total assets ..................................................................................   $180,732,754
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

=============================================================================================================================
                                                                                                                  SUB-ACCOUNT
                                                                        UNITS       UNIT VALUE        VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   Interest adjustment accounts: ................................                                 $    657,159   $    657,159
      AIM Variable Insurance Funds:
         Basic Value Fund
            Base ................................................     27,103.061   $  11.284374        305,841
            Base + GMWB/5 + GMIB ................................        400.571       8.754664          3,507        309,348
                                                                                                                 ------------
         Core Equity Fund
            Base ................................................    124,825.593      10.089983      1,259,488      1,259,488
                                                                                                                 ------------
         Financial Services Fund
            Base ................................................     30,976.506       5.146215        159,412        159,412
                                                                                                                 ------------
         Global Health Care Fund
            Base ................................................     84,678.853      11.013455        932,607        932,607
                                                                                                                 ------------
         Global Real Estate Fund
            Base ................................................     59,029.426      20.420293      1,205,398
            Base + GMIB .........................................        143.409      14.180114          2,034
            Base + GMWB/5 + GMIB ................................        124.353      13.881733          1,726      1,209,158
                                                                                                                 ------------
         High Yield Fund
            Base ................................................    158,080.255      13.125817      2,074,932
            Base + GMIB .........................................        206.040      12.904186          2,659      2,077,591
                                                                                                                 ------------
         Mid Cap Core Equity Fund
            Base ................................................     31,726.964      15.604763        495,092        495,092
                                                                                                                 ------------
         Technology Fund
            Base ................................................     44,701.131       5.551258        248,148        248,148
                                                                                                                 ------------
      The Alger Portfolios:
         Capital Appreciation Portfolio
            Base ................................................    436,386.261      20.872521      9,108,481      9,108,481
                                                                                                                 ------------
         LargeCap Growth Portfolio
            Base ................................................    441,885.575      12.858915      5,682,169      5,682,169
                                                                                                                 ------------
         MidCap Growth Portfolio
            Base ................................................    296,174.220      16.912325      5,008,995
            Base + GMIB .........................................        417.578      10.389517          4,338      5,013,333
                                                                                                                 ------------
         SmallCap Growth Portfolio
            Base ................................................    160,066.502      11.048082      1,768,428
            Base + GMIB .........................................         34.298      13.621026            467      1,768,895
                                                                                                                 ------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base ................................................     26,844.472       9.802836        263,152
            Base + GMWB/5 + GMIB ................................        184.024       9.573361          1,762        264,914
                                                                                                                 ------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Base ................................................     48,975.322      10.605056        519,386        519,386
                                                                                                                 ------------
         Income & Growth Fund
            Base ................................................    211,719.774      11.138455      2,358,231      2,358,231
                                                                                                                 ------------
         Inflation Protection Fund
            Base ................................................      8,687.334      12.057635        104,749
            Base + GMIB .........................................        211.552      11.854037          2,508
            Base + GMWB/5 + GMIB ................................        149.098      11.621072          1,733        108,990
                                                                                                                 ------------
         International Fund
            Base ................................................    125,586.129      12.937243      1,624,738      1,624,738
                                                                                                                 ------------
         Value Fund
            Base ................................................    306,265.616      15.472462      4,738,683
            Base + GMIB .........................................        542.865      11.201606          6,081      4,744,764
                                                                                                                 ------------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Base ................................................      6,779.474      10.171009         68,954         68,954
                                                                                                                 ------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base ................................................     15,664.946      10.667026        167,098        167,098
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

=============================================================================================================================
                                                                                                                  SUB-ACCOUNT
                                                                        UNITS       UNIT VALUE        VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
         The Dreyfus Socially Responsible Growth Fund, Inc.
            Base ................................................    190,013.174   $   9.578328   $  1,820,009   $  1,820,009
                                                                                                                 ------------
         Dreyfus Stock Index Fund
            Base ................................................    732,804.281      11.123320      8,151,217      8,151,217
                                                                                                                 ------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Base ................................................    153,211.375      14.544211      2,228,339      2,228,339
                                                                                                                 ------------
      Federated Insurance Series:
         Capital Income Fund II
            Base ................................................    154,710.151      10.273835      1,589,467      1,589,467
                                                                                                                 ------------
         High Income Bond Fund II
            Base ................................................    206,653.610      14.592265      3,015,544      3,015,544
                                                                                                                 ------------
         International Equity Fund II
            Base ................................................     97,486.477      12.547763      1,223,237      1,223,237
                                                                                                                 ------------
      Janus Aspen Series:
         Enterprise Portfolio
            Base ................................................    517,790.061      15.307739      7,926,195      7,926,195
                                                                                                                 ------------
         Growth and Income Portfolio
            Base ................................................    172,129.942      13.654136      2,350,286      2,350,286
                                                                                                                 ------------
         Janus Portfolio
            Base ................................................    713,930.898      11.174091      7,977,529      7,977,529
                                                                                                                 ------------
         Overseas Portfolio
            Base ................................................     92,088.298      33.881980      3,120,134      3,120,134
                                                                                                                 ------------
         Worldwide Portfolio
            Base ................................................    508,686.783      11.088636      5,640,643      5,640,643
                                                                                                                 ------------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Base ................................................     78,770.176      25.055410      1,973,619
            Base + GMWB/5 + GMIB ................................        143.277      24.148189          3,460      1,977,079
                                                                                                                 ------------
         International Equity Portfolio
            Base ................................................     23,918.415      12.096875        289,338
            Base + GMIB .........................................        372.545      11.892547          4,431
            Base + GMWB/5 + GMIB ................................        290.959      11.658740          3,392        297,161
                                                                                                                 ------------
         US Small-Mid Cap Equity Portfolio
            Base ................................................    113,787.257      16.989177      1,933,152
            Base + GMWB/5 + GMIB ................................        323.977      11.279943          3,654      1,936,806
                                                                                                                 ------------
         US Strategic Equity Portfolio
            Base ................................................     44,154.010      10.759473        475,074
            Base + GMWB/5 + GMIB ................................        524.164      10.100157          5,294        480,368
                                                                                                                 ------------
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio
            Base ................................................      4,706.653       7.452251         35,075         35,075
                                                                                                                 ------------
         ClearBridge Equity Income Builder Portfolio
            Base ................................................      3,150.792       7.774807         24,497         24,497
                                                                                                                 ------------
         ClearBridge Fundamental Value Portfolio
            Base ................................................      8,678.315       7.576127         65,748         65,748
                                                                                                                 ------------
         ClearBridge Large Cap Growth Portfolio
            Base ................................................     20,843.167       8.612903        179,520        179,520
                                                                                                                 ------------
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio
            Base ................................................     12,235.943      11.869322        145,232        145,232
                                                                                                                 ------------
         Western Asset Strategic Bond Portfolio
            Base ................................................     34,540.777      10.978136        379,193        379,193
                                                                                                                 ------------
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Base ................................................     32,444.389      14.612251        474,086        474,086
                                                                                                                 ------------
         Growth and Income Portfolio
            Base ................................................    354,426.070      13.382929      4,743,259      4,743,259
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

=============================================================================================================================
                                                                                                                  SUB-ACCOUNT
                                                                        UNITS       UNIT VALUE        VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Base ................................................     29,766.516   $   9.650540   $    287,263
            Base + GMIB .........................................         33.215      12.659309            420   $    287,683
                                                                                                                 ------------
         Partners Portfolio
            Base ................................................    171,929.937      11.884506      2,043,302      2,043,302
                                                                                                                 ------------
         Regency Portfolio
            Base ................................................     57,623.168      14.972991        862,791        862,791
                                                                                                                 ------------
         Short Duration Bond Portfolio
            Base ................................................    185,974.024      12.210679      2,270,869      2,270,869
                                                                                                                 ------------
         Small-Cap Growth Portfolio
            Base ................................................      8,759.449      10.432547         91,383         91,383
                                                                                                                 ------------
         Socially Responsive Portfolio
            Base ................................................      4,320.071      10.958089         47,340         47,340
                                                                                                                 ------------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base ................................................    726,382.575       8.909358      6,471,602      6,471,602
                                                                                                                 ------------
         JNF Equity Portfolio
            Base ................................................    601,291.170       6.753963      4,061,098
            Base + GMIB .........................................        797.395       6.699924          5,342      4,066,440
                                                                                                                 ------------
         JNF Loomis Sayles Bond Portfolio
            Base ................................................     11,260.047      10.580072        119,132        119,132
                                                                                                                 ------------
         JNF Money Market Portfolio
            Base ................................................  1,671,386.643       9.957120     16,642,197
            Base + GMIB .........................................         39.376       9.907236            390
            Base + GMWB/5 + GMIB ................................      1,604.891       9.849412         15,807
            Base + GMWB/2 + GMIB ................................        433.817       9.824705          4,262     16,662,656
                                                                                                                 ------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Base ................................................     85,165.500      11.032826        939,616        939,616
                                                                                                                 ------------
         CommodityRealReturn Strategy Portfolio
            Base ................................................     21,773.229       8.944288        194,746        194,746
                                                                                                                 ------------
         Emerging Markets Bond Portfolio
            Base ................................................      8,719.045      12.138405        105,835        105,835
                                                                                                                 ------------
         Foreign Bond US Dollar-Hedged Portfolio
            Base ................................................      3,295.366      11.471574         37,803         37,803
                                                                                                                 ------------
         Global Bond Unhedged Portfolio
            Base ................................................     39,157.481      12.383564        484,909        484,909
                                                                                                                 ------------
         High Yield Portfolio
            Base ................................................      8,158.548      11.210490         91,461         91,461
                                                                                                                 ------------
         Real Return Portfolio
            Base ................................................    184,757.687      13.179325      2,434,982
            Base + GMIB .........................................        656.937      12.374561          8,129
            Base + GMWB/2 .......................................        286.610      12.114281          3,472
            Base + GMWB/2 + GMIB ................................        455.597      12.004296          5,469      2,452,052
                                                                                                                 ------------
         Short Term Portfolio
            Base ................................................     51,082.063      11.203113        572,278        572,278
                                                                                                                 ------------
         Total Return Portfolio
            Base ................................................    449,357.805      13.479794      6,057,251
            Base + GMWB/5 + GMIB ................................        267.667      12.935240          3,462
            Base + GMWB/2 + GMIB ................................        473.385      12.817823          6,068      6,066,781
                                                                                                                 ------------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Base ................................................    101,130.718      10.000612      1,011,369      1,011,369
                                                                                                                 ------------
         Fund Portfolio
            Base ................................................     33,609.374       9.174722        308,357        308,357
                                                                                                                 ------------
         High Yield Portfolio
            Base ................................................     41,127.859      11.625725        478,141        478,141
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

=============================================================================================================================
                                                                                                                  SUB-ACCOUNT
                                                                        UNITS       UNIT VALUE        VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust: (continued)
         Mid Cap Value Portfolio
            Base ................................................      7,270.422   $  10.117395   $     73,558   $     73,558
                                                                                                                 ------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base ................................................     42,353.403      19.457152        824,077
            Base + GMIB .........................................        108.158      13.172441          1,425        825,502
                                                                                                                 ------------
         Small-Cap Portfolio
            Base ................................................     87,466.339      19.342653      1,691,831
            Base + GMIB .........................................        164.321      13.873722          2,280      1,694,111
                                                                                                                 ------------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Base ................................................     23,372.422      10.801233        252,451        252,451
                                                                                                                 ------------
         CLS AdvisorOne Clermont Fund
            Base ................................................      2,776.679       9.821021         27,270         27,270
                                                                                                                 ------------
         All-Cap Opportunity Fund
            Base ................................................     18,630.210      14.919680        277,957        277,957
                                                                                                                 ------------
         Banking Fund
            Base ................................................     18,221.929       4.836416         88,129         88,129
                                                                                                                 ------------
         Basic Materials Fund
            Base ................................................     51,549.431      16.682385        859,967        859,967
                                                                                                                 ------------
         Biotechnology Fund
            Base ................................................      6,843.519      10.057219         68,827
            Base + GMIB .........................................        160.470       9.887263          1,587         70,414
                                                                                                                 ------------
         Consumer Products Fund
            Base ................................................      8,996.117      11.498951        103,446        103,446
                                                                                                                 ------------
         Dow 2X Strategy Fund
            Base ................................................     16,690.825       7.322890        122,225
            Base + GMIB .........................................        522.751       7.204289          3,766        125,991
                                                                                                                 ------------
         Electronics Fund
            Base ................................................     23,902.799       7.547907        180,416        180,416
                                                                                                                 ------------
         Energy Fund
            Base ................................................     61,876.759      17.410932      1,077,332
            Base + GMIB .........................................        315.278      17.116782          5,397      1,082,729
                                                                                                                 ------------
         Energy Services Fund
            Base ................................................     69,342.711      17.507434      1,214,013
            Base + GMIB .........................................        288.700      17.211616          4,969
            Base + GMWB/2 + GMIB ................................        116.469      16.729959          1,949      1,220,931
                                                                                                                 ------------
         Europe 1.25X Strategy Fund
            Base ................................................     16,647.251      10.702192        178,162        178,162
                                                                                                                 ------------
         Financial Services Fund
            Base ................................................     13,380.806       6.515065         87,177         87,177
                                                                                                                 ------------
         Government Long Bond 1.2X Strategy Fund
            Base ................................................     13,815.519      10.944932        151,210        151,210
                                                                                                                 ------------
         Health Care Fund
            Base ................................................     10,243.335      10.830927        110,945        110,945
                                                                                                                 ------------
         Internet Fund
            Base ................................................     12,047.073      11.390525        137,222        137,222
                                                                                                                 ------------
         Inverse Dow 2X Strategy Fund
            Base ................................................     14,011.798       5.231254         73,299         73,299
                                                                                                                 ------------
         Inverse Government Long Bond Strategy Fund
            Base ................................................     54,892.149       6.584761        361,452        361,452
                                                                                                                 ------------
         Inverse Mid-Cap Strategy Fund
            Base ................................................      1,982.000       6.138744         12,167         12,167
                                                                                                                 ------------
         Inverse NASDAQ-100(R) Strategy Fund
            Base ................................................      5,435.223       6.324916         34,377         34,377
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

=============================================================================================================================
                                                                                                                  SUB-ACCOUNT
                                                                        UNITS       UNIT VALUE        VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Inverse Russell 2000(R) Strategy Fund
            Base ................................................     60,173.660   $   5.937693   $    357,293   $    357,293
                                                                                                                 ------------
         Inverse S&P 500 Strategy Fund
            Base ................................................     19,931.189       6.180585        123,186        123,186
                                                                                                                 ------------
         Japan 2X Strategy Fund
            Base ................................................     10,730.220       8.956740         96,108         96,108
                                                                                                                 ------------
         Leisure Fund
            Base ................................................      9,944.951       8.547574         85,005         85,005
                                                                                                                 ------------
         Mid Cap 1.5X Strategy Fund
            Base ................................................     12,696.699      14.956960        189,904        189,904
                                                                                                                 ------------
         NASDAQ-100(R) Fund
            Base ................................................     79,888.310      14.604370      1,166,718      1,166,718
                                                                                                                 ------------
         NASDAQ-100(R) 2X Strategy Fund
            Base ................................................     33,409.671       8.784281        293,480        293,480
                                                                                                                 ------------
         Nova Fund
            Base ................................................     65,869.375       8.088196        532,764        532,764
                                                                                                                 ------------
         Precious Metals Fund
            Base ................................................     75,396.721      17.186421      1,295,800
            Base + GMIB .........................................        912.901      16.895827         15,424
            Base + GMWB/2 + GMIB ................................        171.663      16.422708          2,819      1,314,043
                                                                                                                 ------------
         Real Estate Fund
            Base ................................................     18,816.560      10.324978        194,281
            Base + GMIB .........................................        308.720      10.150396          3,134        197,415
                                                                                                                 ------------
         Retailing Fund
            Base ................................................        979.563       9.757405          9,558          9,558
                                                                                                                 ------------
         Russell 2000(R) 1.5X Strategy Fund
            Base ................................................      8,528.224      13.824854        117,901
            Base + GMIB .........................................         39.350       8.878049            349        118,250
                                                                                                                 ------------
         S&P 500 2X Strategy Fund
            Base ................................................     12,718.973       6.497795         82,645         82,645
                                                                                                                 ------------
         S&P 500 Pure Growth Fund
            Base ................................................    101,797.241       9.750990        992,624        992,624
                                                                                                                 ------------
         S&P 500 Pure Value Fund
            Base ................................................     54,342.670       9.380047        509,737        509,737
                                                                                                                 ------------
         S&P MidCap 400 Pure Growth Fund
            Base ................................................     24,480.238      12.872648        315,125        315,125
                                                                                                                 ------------
         S&P MidCap 400 Pure Value Fund
            Base ................................................     80,785.749      11.144531        900,319        900,319
                                                                                                                 ------------
         S&P SmallCap 600 Pure Growth Fund
            Base ................................................     15,616.270      10.809895        168,810        168,810
                                                                                                                 ------------
         S&P SmallCap 600 Pure Value Fund
            Base ................................................     35,717.748       9.669156        345,360        345,360
                                                                                                                 ------------
         Technology Fund
            Base ................................................     33,648.571       9.986196        336,021        336,021
                                                                                                                 ------------
         Telecommunications Fund
            Base ................................................     35,218.651       9.378598        330,302
            Base + GMIB .........................................        676.434       9.220102          6,237        336,539
                                                                                                                 ------------
         Transportation Fund
            Base ................................................     13,667.538      10.921399        149,269        149,269
                                                                                                                 ------------
         U.S. Government Money Market Fund
            Base ................................................    234,298.439      10.065187      2,358,258      2,358,258
                                                                                                                 ------------
         Utilities Fund
            Base ................................................     22,680.566      13.002961        294,915        294,915
                                                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===============================================================================================================================
                                                                                                                   SUB-ACCOUNT
                                                                           UNITS       UNIT VALUE      VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base ....................................................   243,030.467   $  8.004333   $ 1,945,297   $   1,945,297
                                                                                                                  -------------
         Global Technology Portfolio
            Base ....................................................   107,127.663      6.295264       674,397
            Base + GMIB .............................................       783.237     13.311526        10,426         684,823
                                                                                                                  -------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base ....................................................    85,608.123     15.674027     1,341,824       1,341,824
                                                                                                                  -------------
      Van Eck Worldwide Insurance Trust:
         Bond Fund
            Base ....................................................    88,060.758     16.417268     1,445,717
            Base + GMWB/2 ...........................................       271.539     12.367151         3,358       1,449,075
                                                                                                                  -------------
         Emerging Markets Fund
            Base ....................................................   253,578.572     23.662731     6,000,362       6,000,362
                                                                                                                  -------------
         Hard Assets Fund
            Base ....................................................    68,755.151     29.728812     2,044,009
            Base + GMIB .............................................       449.708     27.485161        12,360       2,056,369
                                                                                                                  -------------
         Multi-Manager Alternatives Fund
            Base ....................................................    38,221.894     10.199938       389,861
            Base + GMWB/2 ...........................................     1,892.772      9.828255        18,603         408,464
                                                                                                                  -------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base ....................................................   319,444.557     11.753583     3,754,618       3,754,618
                                                                                                                  -------------
         Opportunity Fund
            Base ....................................................   200,376.129     17.498722     3,506,326       3,506,326
-------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners deferred
                  annuity reserves ............................................................................   $ 180,674,513
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners deferred annuity reserves total from previous page ........   $ 180,674,513

   Contract owners' annuity payment reserves: (base contract only)
      AIM Variable Insurance Funds:
         Basic Value Fund ............................................................................   $         949
         Core Equity Fund ............................................................................          11,766
         Financial Services Fund .....................................................................             824
         Global Real Estate Fund .....................................................................           2,066
      American Century Variable Portfolios, Inc:
         International Fund ..........................................................................             475
         Value Fund ..................................................................................           1,725
      Legg Mason Variable Income Trust:
         Western Asset Strategic Bond Portfolio ......................................................          34,903
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio .................................................................           1,570
      Northern Lights Variable Trust:
         JNF Money Market Portfolio ..................................................................           1,325
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio .....................................................................           1,137
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................................................           1,501
----------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves .....................   $      58,241
----------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ..................................   $ 180,732,754
======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================
                                                                                    AIM VARIABLE INSURANCE FUNDS
                                                                   ---------------------------------------------------------------
                                                                                                            GLOBAL       GLOBAL
                                                                      BASIC        CORE       FINANCIAL     HEALTH        REAL
                                                                      VALUE       EQUITY      SERVICES       CARE        ESTATE
                                                                   ---------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $    3,163   $   16,059   $    4,570   $    2,879   $       --
Expenses:
   Mortality and expense risk fees .............................        2,994       12,895        1,938       12,469       13,684
   Administrative fees .........................................          360        1,548          232        1,496        1,642
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................        3,354       14,443        2,170       13,965       15,326
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......................         (191)       1,616        2,400      (11,086)     (15,326)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................           --           --           --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares .............................................     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      295,532      415,318      236,049      826,405    1,040,852
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ......................................   $   88,887   $  235,883   $    6,228   $  205,223   $  256,643
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================
                                                                                    AIM VARIABLE INSURANCE FUNDS
                                                                   ---------------------------------------------------------------
                                                                                                            GLOBAL       GLOBAL
                                                                      BASIC        CORE       FINANCIAL     HEALTH        REAL
                                                                      VALUE       EQUITY      SERVICES       CARE        ESTATE
                                                                   ---------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $     (191)  $    1,616   $    2,400   $  (11,086)  $  (15,326)
   Net realized gain (loss) on investments in portfolio
       shares ..................................................     (206,454)    (181,051)    (232,221)    (610,096)    (768,883)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................      295,532      415,318      236,049      826,405    1,040,852
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .........................................       88,887      235,883        6,228      205,223      256,643
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........          403          346          400          196        6,081
   Contract redemptions ........................................       (9,103)    (195,894)     (10,952)    (158,611)    (123,128)
   Net transfers (including mortality transfers) ...............       65,518      (14,586)     (53,097)    (511,325)    (185,427)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ......................       56,818     (210,134)     (63,649)    (669,740)    (302,474)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..............      145,705       25,749      (57,421)    (464,517)     (45,831)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      164,592    1,245,505      217,657    1,397,124    1,257,055
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .......................   $  310,297   $1,271,254   $  160,236   $  932,607   $1,211,224
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN    AMERICAN
                                                                                                      VARIABLE         CENTURY
             AIM VARIABLE                                                                             PRODUCTS        VARIABLE
     INSURANCE FUNDS (CONTINUED)                       THE ALGER PORTFOLIOS (a)*                       SERIES        PORTFOLIOS
-------------------------------------   ------------------------------------------------------   -----------------   -----------
               MID CAP
    HIGH         CORE                     CAPITAL       LARGECAP       MIDCAP        SMALLCAP    GROWTH AND
   YIELD        EQUITY     TECHNOLOGY   APPRECIATION     GROWTH        GROWTH         GROWTH       INCOME             BALANCED
--------------------------------------------------------------------------------------------------------------------------------
$   152,694   $    4,538   $       --   $         --   $   32,042   $         --   $        --   $          16,020   $   25,554
     23,660        5,351        2,105         92,076       60,859         53,629        19,978               4,252        6,064
      2,839          642          251         11,048        7,303          6,435         2,397                 510          728
--------------------------------------------------------------------------------------------------------------------------------
     26,499        5,993        2,356        103,124       68,162         60,064        22,375               4,762        6,792
--------------------------------------------------------------------------------------------------------------------------------
    126,195       (1,455)      (2,356)      (103,124)     (36,120)       (60,064)      (22,375)             11,258       18,762
--------------------------------------------------------------------------------------------------------------------------------

   (329,630)      (85,688)    (18,336)       400,182     (125,963)    (1,376,029)     (128,522)           (253,550)     (34,708)
         --           --           --             --           --             --            --                  --           --

         --        5,720           --             --           --             --            --                  --           --
--------------------------------------------------------------------------------------------------------------------------------
   (329,630)     (79,968)     (18,336)       400,182     (125,963)    (1,376,029)     (128,522)           (253,550)     (34,708)
--------------------------------------------------------------------------------------------------------------------------------

    980,219      192,611       88,303      2,706,672    1,974,347      3,176,774       726,110             305,470       86,437
--------------------------------------------------------------------------------------------------------------------------------
$   776,784   $  111,188   $   67,611   $  3,003,730   $1,812,264   $  1,740,681   $   575,213   $          63,178   $   70,491
================================================================================================================================

================================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN    AMERICAN
                                                                                                      VARIABLE         CENTURY
             AIM VARIABLE                                                                             PRODUCTS        VARIABLE
     INSURANCE FUNDS (CONTINUED)                       THE ALGER PORTFOLIOS (a)*                       SERIES        PORTFOLIOS
-------------------------------------   ------------------------------------------------------   -----------------   -----------
               MID CAP
    HIGH         CORE                     CAPITAL       LARGECAP       MIDCAP        SMALLCAP    GROWTH AND
   YIELD        EQUITY     TECHNOLOGY   APPRECIATION     GROWTH        GROWTH         GROWTH       INCOME             BALANCED
--------------------------------------------------------------------------------------------------------------------------------
$   126,195   $   (1,455)  $   (2,356)  $   (103,124)  $  (36,120)  $    (60,064)  $   (22,375)  $   11,258          $   18,762
   (329,630)     (79,968)     (18,336)       400,182     (125,963)    (1,376,029)     (128,522)    (253,550)            (34,708)
    980,219      192,611       88,303      2,706,672    1,974,347      3,176,774       726,110      305,470              86,437
--------------------------------------------------------------------------------------------------------------------------------
    776,784      111,188       67,611      3,003,730    1,812,264      1,740,681       575,213       63,178              70,491
--------------------------------------------------------------------------------------------------------------------------------

      5,617          744            3         46,281       15,140          9,339         6,876        1,825                 600
   (251,801)     (67,554)     (19,352)    (1,002,805)    (538,128)      (633,811)     (241,900)     (45,570)            (16,172)
   (125,103)     101,660      110,735        540,490     (198,720)        71,928      (135,756)    (180,505)             41,137
--------------------------------------------------------------------------------------------------------------------------------

   (371,287)      34,850       91,386       (416,034)    (721,708)      (552,544)     (370,780)    (224,250)             25,565
--------------------------------------------------------------------------------------------------------------------------------
    405,497      146,038      158,997      2,587,696    1,090,556      1,188,137       204,433     (161,072)             96,056
--------------------------------------------------------------------------------------------------------------------------------
  1,672,094      349,054       89,151      6,520,785    4,591,613      3,825,196     1,564,462      425,986             423,330
--------------------------------------------------------------------------------------------------------------------------------
$ 2,077,591   $  495,092   $  248,148   $  9,108,481  $ 5,682,169   $  5,013,333   $ 1,768,895   $  264,914          $  519,386
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                    DIREXION
                                                                              AMERICAN CENTURY                     INSURANCE
                                                                      VARIABLE PORTFOLIOS (CONTINUED)                TRUST
                                                                 ----------------------------------------   ------------------------
                                                                                                                           DYNAMIC
                                                                  INCOME &     INFLATION                                    VP HY
                                                                   GROWTH     PROTECTION    INTERNATIONAL      VALUE         BOND
                                                                 -------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $  107,122   $     1,599   $      33,660   $   257,496   $     632
Expenses:
   Mortality and expense risk fees ............................      27,695         1,605          19,175        54,215         543
   Administrative fees ........................................       3,323           193           2,301         6,505          65
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................      31,018         1,798          21,476        60,720         608
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................      76,104          (199)         12,184       196,776          24
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................    (213,756)       (3,241)       (245,433)     (991,573)        326
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................          --            --              --            --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          --            --              --            --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................    (213,756)       (3,241)       (245,433)     (991,573)        326
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................     475,283        10,781         666,180     1,452,888       9,595
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................  $  337,631   $     7,341   $     432,931   $   658,091   $   9,945
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                    DIREXION
                                                                              AMERICAN CENTURY                     INSURANCE
                                                                      VARIABLE PORTFOLIOS (CONTINUED)                TRUST
                                                                 ----------------------------------------   ------------------------
                                                                                                                           DYNAMIC
                                                                  INCOME &     INFLATION                                    VP HY
                                                                   GROWTH     PROTECTION    INTERNATIONAL      VALUE         BOND
                                                                 -------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $   76,104   $      (199)  $      12,184   $   196,776   $      24
   Net realized gain (loss) on investments in portfolio
      shares ..................................................    (213,756)       (3,241)       (245,433)     (991,573)        326
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................     475,283        10,781         666,180     1,452,888       9,595
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................     337,631         7,341         432,931       658,091       9,945
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       8,329            35          12,366        11,159          (5)
   Contract redemptions .......................................    (251,180)      (10,170)       (321,843)     (616,004)     (1,373)
   Net transfers (including mortality transfers) ..............    (105,658)     (256,396)        (73,992)     (209,184)     60,387
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..............................    (348,509)     (266,531)       (383,469)     (814,029)     59,009
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     (10,878)     (259,190)         49,462      (155,938)     68,954
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   2,369,109       368,180       1,575,751     4,902,427          --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $2,358,231   $   108,990   $   1,625,213   $ 4,746,489   $  68,954
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                           DREYFUS
 DREYFUS                                   VARIABLE
INVESTMENT                                INVESTMENT
PORTFOLIOS                                   FUND                FEDERATED INSURANCE SERIES                JANUS ASPEN SERIES
----------                               -------------   ------------------------------------------   ------------------------------
 SMALL        DREYFUS
  CAP         SOCIALLY       DREYFUS                                       HIGH                                           GROWTH
 STOCK       RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL                        AND
 INDEX         GROWTH         INDEX          VALUE        INCOME II       BOND II       EQUITY II     ENTERPRISE (b)*     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
$    4,003   $    17,230   $   162,738   $      94,905   $    67,482   $    268,334   $      33,195   $            --   $    17,157

     1,853        21,491        98,814          26,872        15,876         37,179          13,734            86,076        26,398
       222         2,579        11,858           3,224         1,905          4,462           1,648            10,329         3,168
------------------------------------------------------------------------------------------------------------------------------------
     2,075        24,070       110,672          30,096        17,781         41,641          15,382            96,405        29,566
------------------------------------------------------------------------------------------------------------------------------------
     1,928        (6,840)       52,066          64,809        49,701        226,693          17,813           (96,405)      (12,409)
------------------------------------------------------------------------------------------------------------------------------------

   (56,345)      (47,844)     (329,863)       (810,959)      (71,357)      (436,510)       (183,575)           64,457      (160,799)

        --            --            --              --            --             --              --                --            --

    27,132            --       524,288              --            --             --              --                --            --
------------------------------------------------------------------------------------------------------------------------------------
   (29,213)      (47,844)      194,425        (810,959)      (71,357)      (436,510)       (183,575)           64,457      (160,799)
------------------------------------------------------------------------------------------------------------------------------------

    57,576       571,844     1,518,675       1,254,005       329,663      1,445,535         520,656         2,514,776       858,368
------------------------------------------------------------------------------------------------------------------------------------
$   30,291   $   517,160   $ 1,765,166   $     507,855   $   308,007   $  1,235,718   $     354,894   $     2,482,828   $   685,160
====================================================================================================================================

====================================================================================================================================
                                           DREYFUS
 DREYFUS                                   VARIABLE
INVESTMENT                                INVESTMENT
PORTFOLIOS                                   FUND                FEDERATED INSURANCE SERIES                JANUS ASPEN SERIES
----------                               -------------   ------------------------------------------   ------------------------------
 SMALL        DREYFUS
  CAP         SOCIALLY       DREYFUS                                       HIGH                                           GROWTH
 STOCK       RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL                        AND
 INDEX         GROWTH         INDEX          VALUE        INCOME II       BOND II       EQUITY II     ENTERPRISE (b)*     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
$    1,928   $    (6,840)  $    52,066   $      64,809   $    49,701   $    226,693   $      17,813   $       (96,405)  $   (12,409)
   (29,213)      (47,844)      194,425        (810,959)      (71,357)      (436,510)       (183,575)           64,457      (160,799)

    57,576       571,844     1,518,675       1,254,005       329,663      1,445,535         520,656         2,514,776       858,368
------------------------------------------------------------------------------------------------------------------------------------
    30,291       517,160     1,765,166         507,855       308,007      1,235,718         354,894         2,482,828       685,160
------------------------------------------------------------------------------------------------------------------------------------

       (13)        8,540        15,506          16,937         2,070          2,307           7,643            75,045         3,884
    (2,416)     (227,602)     (974,815)       (329,580)     (295,912)    (1,111,801)       (218,172)         (816,898)     (253,830)
    (2,209)      (22,568)   (1,038,595)       (365,879)      579,294        838,974         (79,871)         (358,842)      (12,498)
------------------------------------------------------------------------------------------------------------------------------------

    (4,638)     (241,630)   (1,997,904)       (678,522)      285,452       (270,520)       (290,400)       (1,100,695)     (262,444)
------------------------------------------------------------------------------------------------------------------------------------
    25,653       275,530      (232,738)       (170,667)      593,459        965,198          64,494         1,382,133       422,716
------------------------------------------------------------------------------------------------------------------------------------
   141,445     1,544,479     8,383,955       2,399,006       996,008      2,050,346       1,158,743         6,544,062     1,927,570
------------------------------------------------------------------------------------------------------------------------------------
$  167,098   $ 1,820,009   $ 8,151,217   $   2,228,339   $ 1,589,467   $  3,015,544   $   1,223,237   $     7,926,195   $ 2,350,286
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                   LAZARD
                                                                  JANUS ASPEN SERIES (CONTINUED)              RETIREMENT SERIES
                                                        ---------------------------------------------   ----------------------------
                                                                                                         EMERGING     INTERNATIONAL
                                                         JANUS (c)*    OVERSEAS (d)*   WORLDWIDE (e)*     MARKETS         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...............................  $     38,017   $      13,910   $       71,352   $    44,744   $       7,305
Expenses:
   Mortality and expense risk fees ...................        89,316          30,175           62,983        19,495           4,625
   Administrative fees ...............................        10,718           3,622            7,558         2,339             555
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................       100,034          33,797           70,541        21,834           5,180
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............       (62,017)        (19,887)             811        22,910           2,125
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................      (112,005)       (411,147)        (103,559)     (517,677)        (18,959)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........            --              --               --            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........            --          67,907               --            --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ............................      (112,005)       (343,240)        (103,559)     (517,677)        (18,959)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................     2,314,934       1,630,634        1,713,471     1,287,691         135,408
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .............................  $  2,140,912   $   1,267,507   $    1,610,723   $   792,924   $     118,574
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                   LAZARD
                                                                  JANUS ASPEN SERIES (CONTINUED)              RETIREMENT SERIES
                                                        ---------------------------------------------   ----------------------------
                                                                                                         EMERGING     INTERNATIONAL
                                                         JANUS (c)*    OVERSEAS (d)*   WORLDWIDE (e)*     MARKETS         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $    (62,017)  $     (19,887)  $          811   $    22,910   $       2,125
   Net realized gain (loss) on investments in
      portfolio shares ...............................      (112,005)       (343,240)        (103,559)     (517,677)        (18,959)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................     2,314,934       1,630,634        1,713,471     1,287,691         135,408
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................     2,140,912       1,267,507        1,610,723       792,924         118,574
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................        64,031           5,956           63,307         2,597              35
   Contract redemptions ..............................      (869,361)       (280,759)        (515,501)     (258,922)        (89,107)
   Net transfers (including mortality transfers) .....      (348,703)        257,257         (178,596)      303,437           9,148
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............    (1,154,033)        (17,546)        (630,790)       47,112         (79,924)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....       986,879       1,249,961          979,933       840,036          38,650
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     6,990,650       1,870,173        4,660,710     1,137,043         258,511
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............  $  7,977,529   $   3,120,134   $    5,640,643   $ 1,977,079   $     297,161
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           LORD
                                                                                                                          ABBETT
    LAZARD RETIREMENT                                                                       LEGG MASON PARTNERS           SERIES
    SERIES (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST               VARIABLE INCOME TRUST           FUND
-------------------------   ------------------------------------------------------   --------------------------------   ------------
   US                                     CLEARBRIDGE                                    WESTERN          WESTERN
SMALL-MID         US        CLEARBRIDGE     EQUITY       CLEARBRIDGE   CLEARBRIDGE        ASSET            ASSET
   CAP         STRATEGIC     AGGRESSIVE     INCOME       FUNDAMENTAL    LARGE CAP      GLOBAL HIGH       STRATEGIC       AMERICA'S
EQUITY (f)*     EQUITY      GROWTH (g)*   BUILDER (h)*    VALUE (i)*   GROWTH (j)*   YIELD BOND (k)*      BOND (l)*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        --   $     3,866   $        --   $        682   $       772   $       423   $        12,869   $       18,205   $    14,916

     20,913         5,132           321            259           767         2,196             1,359            6,228         7,288
      2,510           615            39             31            92           263               163              747           875
------------------------------------------------------------------------------------------------------------------------------------
     23,423         5,747           360            290           859         2,459             1,522            6,975         8,163
------------------------------------------------------------------------------------------------------------------------------------
    (23,423)       (1,881)         (360)           392           (87)       (2,036)           11,347           11,230         6,753
------------------------------------------------------------------------------------------------------------------------------------

   (569,729)     (111,411)         (216)          (681)      (21,783)       10,835           (29,464)         (66,847)     (243,424)

         --            --            --             --            --            --                --            4,807            --

         --            --            --             --            --            --                --              415            --
------------------------------------------------------------------------------------------------------------------------------------
   (569,729)     (111,411)         (216)          (681)      (21,783)       10,835           (29,464)         (61,625)     (243,424)
------------------------------------------------------------------------------------------------------------------------------------

  1,276,204       206,910         8,077          4,397        34,856        59,232            63,363          146,961       336,232
------------------------------------------------------------------------------------------------------------------------------------
$   683,052   $    93,618   $     7,501   $      4,108   $    12,986   $    68,031   $        45,246   $       96,566   $    99,561
====================================================================================================================================

====================================================================================================================================
                                                                                                                           LORD
                                                                                                                          ABBETT
    LAZARD RETIREMENT                                                                       LEGG MASON PARTNERS           SERIES
    SERIES (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST               VARIABLE INCOME TRUST           FUND
-------------------------   ------------------------------------------------------   --------------------------------   ------------
   US                                     CLEARBRIDGE                                    WESTERN          WESTERN
SMALL-MID         US        CLEARBRIDGE     EQUITY       CLEARBRIDGE   CLEARBRIDGE        ASSET            ASSET
   CAP         STRATEGIC     AGGRESSIVE     INCOME       FUNDAMENTAL    LARGE CAP      GLOBAL HIGH       STRATEGIC       AMERICA'S
EQUITY (f)*     EQUITY      GROWTH (g)*   BUILDER (h)*    VALUE (i)*   GROWTH (j)*   YIELD BOND (k)*      BOND (l)*        VALUE
------------------------------------------------------------------------------------------------------------------------------------

$   (23,423)  $    (1,881)  $      (360)  $        392   $       (87)  $    (2,036)  $        11,347   $       11,230   $     6,753
   (569,729)     (111,411)         (216)          (681)      (21,783)       10,835           (29,464)         (61,625)     (243,424)

  1,276,204       206,910         8,077          4,397        34,856        59,232            63,363          146,961       336,232
------------------------------------------------------------------------------------------------------------------------------------
    683,052        93,618         7,501          4,108        12,986        68,031            45,246           96,566        99,561
------------------------------------------------------------------------------------------------------------------------------------

     10,080           574            --             --            (2)           --                 1               --           630
   (404,014)      (42,554)          (57)          (804)      (24,811)      (15,419)           (1,755)        (244,745)      (81,659)
    (45,997)       28,076         7,570          2,840         3,569        66,289            34,661          102,006      (284,978)
------------------------------------------------------------------------------------------------------------------------------------

   (439,931)      (13,904)        7,513          2,036       (21,244)       50,870            32,907         (142,739)     (366,007)
------------------------------------------------------------------------------------------------------------------------------------
    243,121        79,714        15,014          6,144        (8,258)      118,901            78,153          (46,173)     (266,446)
------------------------------------------------------------------------------------------------------------------------------------
  1,693,685       400,654        20,061         18,353        74,006        60,619            67,079          460,269       740,532
------------------------------------------------------------------------------------------------------------------------------------
$ 1,936,806   $   480,368   $    35,075   $     24,497   $    65,748   $   179,520   $       145,232   $      414,096   $   474,086
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                      LORD
                                                                     ABBETT
                                                                     SERIES
                                                                      FUND                     NEUBERGER BERMAN ADVISERS
                                                                   (CONTINUED)                      MANAGEMENT TRUST
                                                                  -------------   -------------------------------------------------
                                                                     GROWTH                                                 SHORT
                                                                      AND           MID-CAP                               DURATION
                                                                     INCOME         GROWTH       PARTNERS     REGENCY       BOND
                                                                  -----------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $      42,912   $       --   $    46,093   $  13,807   $  176,039
Expenses:
   Mortality and expense risk fees .............................         56,580        5,405        23,473       9,318       27,795
   Administrative fees .........................................          6,790          648         2,817       1,119        3,336
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................         63,370        6,053        26,290      10,437       31,131
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......................        (20,458)      (6,053)       19,803       3,370      144,908
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .......................       (682,942)    (148,852)   (1,098,062)   (202,647)     (80,821)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .....................             --           --            --          --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .....................             --           --       204,748      11,647           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ................................       (682,942)    (148,852)     (893,314)   (191,000)     (80,821)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      1,387,260      265,414     1,692,889     480,589      179,824
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .................................  $     683,860   $  110,509   $   819,378   $ 292,959   $  243,911
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                                      LORD
                                                                     ABBETT
                                                                     SERIES
                                                                      FUND                NEUBERGER BERMAN ADVISERS
                                                                   (CONTINUED)                 MANAGEMENT TRUST
                                                                  -------------   -------------------------------------------------
                                                                     GROWTH                                                 SHORT
                                                                       AND          MID-CAP                               DURATION
                                                                     INCOME         GROWTH       PARTNERS     REGENCY       BOND
                                                                  -----------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $     (20,458)  $   (6,053)  $    19,803   $   3,370   $  144,908
   Net realized gain (loss) on investments in portfolio
      shares ...................................................       (682,942)    (148,852)     (893,314)   (191,000)     (80,821)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................      1,387,260      265,414     1,692,889     480,589      179,824
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .........................................        683,860      110,509       819,378     292,959      243,911
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........          7,012        1,709         9,146         498       11,535
   Contract redemptions ........................................       (704,280)     (64,592)     (284,896)    (49,433)    (344,293)
   Net transfers (including mortality transfers) ...............       (306,637)    (283,461)     (212,785)    (65,134)     193,752
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...............................     (1,003,905)    (346,344)     (488,535)   (114,069)    (139,006)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..............       (320,045)    (235,835)      330,843     178,890      104,905
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      5,064,874      523,518     1,712,459     683,901    2,165,964
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .......................  $   4,744,829   $  287,683   $ 2,043,302   $ 862,791   $2,270,869
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================
   NEUBERGER BERMAN
  ADVISERS MANAGEMENT
   TRUST (CONTINUED)              NORTHERN LIGHTS VARIABLE TRUST                  PIMCO VARIABLE INSURANCE TRUST
----------------------   --------------------------------------------------   -------------------------------------
                                                       JNF
                                                      LOOMIS         JNF                  COMMODITY-    EMERGING
SMALL-CAP    SOCIALLY        JNF           JNF        SAYLES        MONEY        ALL      REALRETURN     MARKETS
 GROWTH     RESPONSIVE     BALANCED       EQUITY       BOND        MARKET       ASSET      STRATEGY       BOND
-------------------------------------------------------------------------------------------------------------------
$      --   $      571   $   109,406   $    35,688   $  7,253   $    54,661   $  53,162   $    8,759   $     3,765
    1,015          375        77,916        45,580      1,107       246,774       7,060        1,664           812
      121           45         9,350         5,470        133        29,613         848          200            97
-------------------------------------------------------------------------------------------------------------------
    1,136          420        87,266        51,050      1,240       276,387       7,908        1,864           909
-------------------------------------------------------------------------------------------------------------------
   (1,136)         151        22,140       (15,362)     6,013      (221,726)     45,254        6,895         2,856
-------------------------------------------------------------------------------------------------------------------

  (15,180)      (8,528)     (445,671)     (626,124)    12,155            --     (20,925)     (41,386)          895

       --           --            --            --         --            --          --        8,729            --

       --           --            --            --         --            --          --        6,423            --
-------------------------------------------------------------------------------------------------------------------
  (15,180)      (8,528)     (445,671)     (626,124)    12,155            --     (20,925)     (26,234)          895
-------------------------------------------------------------------------------------------------------------------

   34,403       16,285     1,563,616     1,696,704      7,502            --      92,434       63,961         9,211
-------------------------------------------------------------------------------------------------------------------
$  18,087   $    7,908   $ 1,140,085   $ 1,055,218   $ 25,670   $  (221,726)  $ 116,763   $   44,622   $    12,962
===================================================================================================================

===================================================================================================================
   NEUBERGER BERMAN
  ADVISERS MANAGEMENT
   TRUST (CONTINUED)              NORTHERN LIGHTS VARIABLE TRUST                  PIMCO VARIABLE INSURANCE TRUST
----------------------   --------------------------------------------------   -------------------------------------
                                                       JNF
                                                      LOOMIS         JNF                  COMMODITY-    EMERGING
SMALL-CAP    SOCIALLY        JNF           JNF        SAYLES        MONEY        ALL      REALRETURN     MARKETS
 GROWTH     RESPONSIVE     BALANCED       EQUITY       BOND        MARKET       ASSET      STRATEGY       BOND
-------------------------------------------------------------------------------------------------------------------
$  (1,136)  $      151   $    22,140   $   (15,362)  $  6,013   $  (221,726)  $  45,254   $    6,895   $     2,856
  (15,180)      (8,528)     (445,671)     (626,124)    12,155            --     (20,925)     (26,234)          895

   34,403       16,285     1,563,616     1,696,704      7,502            --      92,434       63,961         9,211
-------------------------------------------------------------------------------------------------------------------
   18,087        7,908     1,140,085     1,055,218     25,670      (221,726)    116,763       44,622        12,962
-------------------------------------------------------------------------------------------------------------------

       38            1        12,565        26,151         --       132,279         101          682           202
   (4,111)     (13,031)     (825,683)     (459,662)   (21,532)   (4,651,892)   (202,061)     (28,369)       (7,475)
    8,710       28,700      (389,200)     (269,575)    88,014    (2,778,733)    828,500       96,278        69,086
-------------------------------------------------------------------------------------------------------------------

    4,637       15,670    (1,202,318)     (703,086)    66,482    (7,298,346)    626,540       68,591        61,813
-------------------------------------------------------------------------------------------------------------------
   22,724       23,578       (62,233)      352,132     92,152    (7,520,072)    743,303      113,213        74,775
-------------------------------------------------------------------------------------------------------------------
   68,659       23,762     6,533,835     3,714,308     26,980    24,184,053     196,313       81,533        31,060
-------------------------------------------------------------------------------------------------------------------
$  91,383   $   47,340   $ 6,471,602   $ 4,066,440   $119,132   $16,663,981   $ 939,616   $  194,746   $   105,835
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  FOREIGN
                                                                    BOND         GLOBAL                   REALESTATE-
                                                                 US DOLLAR-       BOND         HIGH       REALRETURN        REAL
                                                                   HEDGED       UNHEDGED       YIELD     STRATEGY (m)*     RETURN
                                                                --------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $      1,032   $   13,903   $   10,010   $          --   $   79,108
Expenses:
   Mortality and expense risk fees ...........................           378        5,516        1,424             313       31,077
   Administrative fees .......................................            45          662          171              38        3,730
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................           423        6,178        1,595             351       34,807
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................           609        7,725        8,415            (351)      44,301
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .....................         3,650      (25,560)      (5,982)        (91,853)     (74,295)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................         3,527       39,908           --              --       98,143
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................            --          962           --              --        3,679
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..............................         7,177       15,310       (5,982)        (91,853)      27,527
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................        (3,191)      29,025       37,600          83,494      304,997
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ...............................  $      4,595   $   52,060   $   40,033   $      (8,710)  $  376,825
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  FOREIGN
                                                                    BOND         GLOBAL                   REALESTATE-
                                                                 US DOLLAR-       BOND         HIGH       REALRETURN        REAL
                                                                   HEDGED       UNHEDGED       YIELD     STRATEGY (m)*     RETURN
                                                                --------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $        609   $    7,725   $    8,415   $        (351)  $   44,301
   Net realized gain (loss) on investments in
      portfolio shares .......................................         7,177       15,310       (5,982)        (91,853)      27,527
   Net change in unrealized appreciation (depreciation)
      of investments
      in portfolio shares ....................................        (3,191)      29,025       37,600          83,494      304,997
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .......................................         4,595       52,060       40,033          (8,710)     376,825
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......             1           (8)         198              20        4,640
   Contract redemptions ......................................        (5,415)     (71,576)     (50,004)         (8,605)    (396,817)
   Net transfers (including mortality transfers) .............        33,446      (21,662)      10,962         (78,163)     214,160
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .............................        28,032      (93,246)     (38,844)        (86,748)    (178,017)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............        32,627      (41,186)       1,189         (95,458)     198,808
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         5,176      526,095       90,272          95,458    2,253,244
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................  $     37,803   $  484,909   $   91,461   $          --   $2,452,052
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                                                                  ROYCE
         PIMCO VARIABLE INSURANCE                                                                                CAPITAL
        INSURANCE TRUST (CONTINUED)                       PIONEER VARIABLE CONTRACTS TRUST                         FUND
---------------------------------------   ------------------------------------------------------------------   ------------
            STOCKSPLUS(R)
 SHORT-         TOTAL          TOTAL        EQUITY                     HIGH       INTERNATIONAL    MID CAP
  TERM        RETURN(m)*      RETURN        INCOME         FUND        YIELD        VALUE(n)*       VALUE       MICRO-CAP
---------------------------------------------------------------------------------------------------------------------------
$  18,548   $          99   $   260,535   $    28,825   $   3,992   $    33,859   $       4,512   $      845   $        --

   10,785              29        62,617        12,117       3,380         5,137           1,020        2,146         8,227
    1,294               3         7,514         1,454         406           616             123          257           987
---------------------------------------------------------------------------------------------------------------------------
   12,079              32        70,131        13,571       3,786         5,753           1,143        2,403         9,214
---------------------------------------------------------------------------------------------------------------------------
    6,469              67       190,404        15,254         206        28,106           3,369       (1,558)       (9,214)
---------------------------------------------------------------------------------------------------------------------------

   20,897            (431)      111,222      (207,514)   (118,456)      (99,849)       (318,233)      36,047      (306,343)

    1,824              --        84,076            --          --            --              --           --            --

    3,375              --        92,255            --          --            --              --           --            --
---------------------------------------------------------------------------------------------------------------------------
   26,096            (431)      287,553      (207,514)   (118,456)      (99,849)       (318,233)      36,047      (306,343)
---------------------------------------------------------------------------------------------------------------------------

   29,252             612        85,198       278,183     147,610       257,891         265,195       22,490       600,825
---------------------------------------------------------------------------------------------------------------------------
$  61,817   $         248   $   563,155   $    85,923   $  29,360   $   186,148   $     (49,669)  $   56,979   $   285,268
===========================================================================================================================

===========================================================================================================================
                                                                                                                  ROYCE
         PIMCO VARIABLE INSURANCE                                                                                CAPITAL
        INSURANCE TRUST (CONTINUED)                       PIONEER VARIABLE CONTRACTS TRUST                         FUND
---------------------------------------   ------------------------------------------------------------------   ------------
            STOCKSPLUS(R)
 SHORT-         TOTAL          TOTAL        EQUITY                     HIGH       INTERNATIONAL    MID CAP
  TERM        RETURN(m)*      RETURN        INCOME        FUND         YIELD        VALUE(n)*       VALUE       MICRO-CAP
---------------------------------------------------------------------------------------------------------------------------
$   6,469   $          67   $   190,404   $    15,254   $     206   $    28,106   $       3,369   $   (1,558)  $    (9,214)
   26,096            (431)      287,553      (207,514)   (118,456)      (99,849)       (318,233)      36,047      (306,343)

   29,252             612        85,198       278,183     147,610       257,891         265,195       22,490       600,825
---------------------------------------------------------------------------------------------------------------------------
   61,817             248       563,155        85,923      29,360       186,148         (49,669)      56,979       285,268
---------------------------------------------------------------------------------------------------------------------------

      (11)             --         7,463         9,715         858           265             348            1           968
 (138,675)             --      (632,767)     (117,671)   (108,770)     (191,343)         (5,030)     (46,785)     (129,361)
 (115,304)         (6,318)    1,871,909      (116,859)    (63,959)       59,005        (314,041)       9,039        82,835
---------------------------------------------------------------------------------------------------------------------------

 (253,990)         (6,318)    1,246,605      (224,815)   (171,871)     (132,073)       (318,723)     (37,745)      (45,558)
---------------------------------------------------------------------------------------------------------------------------
 (192,173)         (6,070)    1,809,760      (138,892)   (142,511)       54,075        (368,392)      19,234       239,710
---------------------------------------------------------------------------------------------------------------------------
  764,451           6,070     4,257,021     1,151,398     450,868       424,066         368,392       54,324       585,792
---------------------------------------------------------------------------------------------------------------------------
$ 572,278   $          --   $ 6,066,781   $ 1,012,506   $ 308,357   $   478,141   $          --   $   73,558   $   825,502
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                  ROYCE
                                                                 CAPITAL
                                                                   FUND
                                                                (CONTINUED)                 RYDEX VARIABLE TRUST
                                                                -----------   ------------------------------------------------------
                                                                                 CLS          CLS
                                                                              ADVISORONE   ADVISORONE    ALL-CAP
                                                                 SMALL-CAP      AMERIGO     CLERMONT   OPPORTUNITY (o)*    BANKING
                                                                --------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ................................................   $        --   $    2,408   $    1,537  $            240   $   3,028
Expenses:
   Mortality and expense risk fees ..........................        16,598        4,716        1,030             2,857       2,191
   Administrative fees ......................................         1,992          566          124               343         263
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................        18,590        5,282        1,154             3,200       2,454
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................       (18,590)      (2,874)         383            (2,960)        574
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................      (431,718)     (56,364)     (27,036)          (15,333)   (144,466)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................            --           --           --                --          --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................            --           --           --                --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .............................      (431,718)     (56,364)     (27,036)          (15,333)   (144,466)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .....       797,539      185,419       44,412            72,609      86,205
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ..............................   $   347,231   $  126,181   $   17,759  $         54,316   $ (57,687)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                  ROYCE
                                                                 CAPITAL
                                                                   FUND
                                                                (CONTINUED)                 RYDEX VARIABLE TRUST
                                                                -----------   ------------------------------------------------------
                                                                                 CLS          CLS
                                                                              ADVISORONE   ADVISORONE      ALL-CAP
                                                                 SMALL-CAP      AMERIGO     CLERMONT   OPPORTUNITY (o)*    BANKING
                                                                --------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $   (18,590)  $   (2,874)  $      383  $         (2,960)  $     574
   Net realized gain (loss) on investments in portfolio
      shares ................................................      (431,718)     (56,364)     (27,036)          (15,333)   (144,466)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................       797,539      185,419       44,412            72,609      86,205
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................       347,231      126,181       17,759            54,316     (57,687)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......         2,151           --           (1)            5,905       1,523
   Contract redemptions .....................................      (197,623)    (222,013)     (50,099)          (17,851)    (27,638)
   Net transfers (including mortality transfers) ............        82,096       25,694       (1,632)            5,248    (165,128)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...................      (113,376)    (196,319)     (51,732)           (6,698)   (191,243)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...........       233,855      (70,138)     (33,973)           47,618    (248,930)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................     1,460,256      322,589       61,243           230,339     337,059
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ....................   $ 1,694,111   $  252,451   $   27,270  $        277,957   $  88,129
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      EUROPE
   BASIC                         CONSUMER     DOW 2X                                   ENERGY          1.25X       FINANCIAL
 MATERIALS     BIOTECHNOLOGY     PRODUCTS    STRATEGY    ELECTRONICS      ENERGY      SERVICES       STRATEGY      SERVICES
------------------------------------------------------------------------------------------------------------------------------
$     1,842    $          --    $   1,652    $     --    $        --    $       --    $        --    $    3,937    $     1,678

     11,956            1,464        1,536       1,557            518        17,833         17,900         1,881            923
      1,434              175          184         187             62         2,140          2,148           226            111
------------------------------------------------------------------------------------------------------------------------------
     13,390            1,639        1,720       1,744            580        19,973         20,048         2,107          1,034
------------------------------------------------------------------------------------------------------------------------------
    (11,548)          (1,639)         (68)     (1,744)          (580)      (19,973)       (20,048)        1,830            644
------------------------------------------------------------------------------------------------------------------------------

   (941,927)          16,986      (36,942)      9,122         15,711      (329,843)    (1,378,414)     (114,948)        24,741

         --               --           --          --             --            15             --            --             --

     27,110               --           --          --             --        79,206         76,702            --             --
------------------------------------------------------------------------------------------------------------------------------
   (914,817)          16,986      (36,942)      9,122         15,711      (250,622)    (1,301,712)     (114,948)        24,741
------------------------------------------------------------------------------------------------------------------------------

  1,280,313            4,050       38,420       8,222          5,964       801,130      1,951,933       119,333         (6,200)
------------------------------------------------------------------------------------------------------------------------------
$   353,948    $      19,397    $   1,410    $ 15,600    $    21,095    $  530,535    $  630,173     $    6,215    $    19,185
==============================================================================================================================

==============================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      EUROPE
   BASIC                         CONSUMER     DOW 2X                                   ENERGY          1.25X       FINANCIAL
 MATERIALS     BIOTECHNOLOGY     PRODUCTS    STRATEGY    ELECTRONICS      ENERGY      SERVICES       STRATEGY      SERVICES
------------------------------------------------------------------------------------------------------------------------------
$   (11,548)   $      (1,639)   $     (68)   $ (1,744)   $      (580)   $  (19,973)  $   (20,048)   $    1,830    $       644
   (914,817)          16,986      (36,942)      9,122         15,711      (250,622)   (1,301,712)     (114,948)        24,741

  1,280,313            4,050       38,420       8,222          5,964       801,130     1,951,933       119,333         (6,200)
------------------------------------------------------------------------------------------------------------------------------
    353,948           19,397        1,410      15,600         21,095       530,535       630,173         6,215         19,185
------------------------------------------------------------------------------------------------------------------------------

      2,966              613          116           4             30         1,692        12,289         5,379            358
   (110,970)          (6,020)      (7,630)    (42,963)        (1,175)     (367,351)     (151,449)      (20,101)       (11,161)
   (628,829)         (87,886)    (111,063)      7,300        159,147        91,576      (429,901)      (53,965)         9,854
------------------------------------------------------------------------------------------------------------------------------

   (736,833)         (93,293)    (118,577)    (35,659)       158,002      (274,083)     (569,061)      (68,687)          (949)
------------------------------------------------------------------------------------------------------------------------------
   (382,885)         (73,896)    (117,167)    (20,059)       179,097       256,452        61,112       (62,472)        18,236
------------------------------------------------------------------------------------------------------------------------------
  1,242,852          144,310      220,613     146,050          1,319       826,277     1,159,819       240,634         68,941
------------------------------------------------------------------------------------------------------------------------------
$   859,967    $      70,414    $ 103,446    $125,991    $   180,416    $1,082,729   $1,220,931    $   178,162    $    87,177
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                      GOVERNMENT                             INVERSE      INVERSE
                                                                         LONG                                DYNAMIC     GOVERNMENT
                                                                      BOND 1.2X     HEALTH                   DOW 2X      LONG BOND
                                                                       STRATEGY      CARE       INTERNET     STRATEGY     STRATEGY
                                                                     ---------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $    9,717   $      --    $      --   $      --    $       --
Expenses:
   Mortality and expense risk fees ................................        5,876       1,998        1,026       2,654         2,535
   Administrative fees ............................................          705         240          124         318           305
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................        6,581       2,238        1,150       2,972         2,840
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................        3,136      (2,238)      (1,150)     (2,972)       (2,840)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................      (22,302)    (17,637)      15,696    (242,987)       (5,519)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ........................       49,752          --           --          --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ........................       24,784          --           --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ......................................       52,234     (17,637)      15,696    (242,987)       (5,519)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................     (369,460)     48,701       20,137     136,316        (2,606)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .........................................   $ (314,090)  $  28,826    $  34,683   $(109,643)   $  (10,965)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                      GOVERNMENT                             INVERSE      INVERSE
                                                                         LONG                                DYNAMIC     GOVERNMENT
                                                                      BOND 1.2X     HEALTH                   DOW 2X      LONG BOND
                                                                       STRATEGY      CARE       INTERNET     STRATEGY     STRATEGY
                                                                     ---------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     3,136   $  (2,238)   $  (1,150)  $  (2,972)   $   (2,840)
   Net realized gain (loss) on investments
      in portfolio shares .........................................       52,234     (17,637)      15,696    (242,987)       (5,519)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..........................     (369,460)     48,701       20,137     136,316        (2,606)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....     (314,090)     28,826       34,683    (109,643)      (10,965)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............            6         136        1,000         620         1,175
   Contract redemptions ...........................................     (374,116)    (46,313)      (2,060)    (47,543)      (16,787)
   Net transfers (including mortality transfers) ..................     (691,521)    (72,147)      82,209    (102,740)      358,402
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..................................   (1,065,631)   (118,324)      81,149    (149,663)      342,790
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .................   (1,379,721)    (89,498)     115,832    (259,306)      331,825
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................    1,530,931     200,443       21,390     332,605        29,627
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..........................  $   151,210   $ 110,945    $ 137,222   $  73,299    $  361,452
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                               INVERSE
 INVERSE        INVERSE        RUSSELL       INVERSE          JAPAN                      MID CAP
 MID-CAP     NASDAQ-100(R)     2000(R)       S&P 500           2X                         1.5X                        NASDAQ-100(R)
STRATEGY       STRATEGY        STRATEGY      STRATEGY     STRATEGY (p)*     LEISURE      STRATEGY    NASDAQ-100(R)     2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$      --    $          43    $       --    $       --    $         190    $      --    $     110    $          --    $          --

      263              815         2,988         1,838              830          765        1,875           13,975            2,502
       31               98           358           221              100           92          225            1,677              300
-----------------------------------------------------------------------------------------------------------------------------------
      294              913         3,346         2,059              930          857        2,100           15,652            2,802
-----------------------------------------------------------------------------------------------------------------------------------
     (294)            (870)       (3,346)       (2,059)            (740)        (857)      (1,990)         (15,652)          (2,802)
-----------------------------------------------------------------------------------------------------------------------------------

  (22,033)         (26,147)      (85,879)      (75,461)         (26,956)     (94,660)     (21,319)        (341,078)          80,705

       --               --            --            --               --           --           --               --               --

       --               --            --            --               --           --           --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
  (22,033)         (26,147)      (85,879)      (75,461)         (26,956)     (94,660)     (21,319)        (341,078)          80,705
-----------------------------------------------------------------------------------------------------------------------------------

   11,170            2,838       (33,639)       16,667            2,150      111,471       84,610          811,507           71,366
-----------------------------------------------------------------------------------------------------------------------------------
$ (11,157)   $     (24,179)   $ (122,864)   $  (60,853)   $     (25,546)   $  15,954    $  61,301    $     454,777    $     149,269
===================================================================================================================================

===================================================================================================================================
                                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                               INVERSE
 INVERSE        INVERSE        RUSSELL       INVERSE          JAPAN                      MID CAP
 MID-CAP     NASDAQ-100(R)     2000(R)       S&P 500           2X                         1.5X                        NASDAQ-100(R)
STRATEGY       STRATEGY        STRATEGY      STRATEGY     STRATEGY (p)*     LEISURE      STRATEGY    NASDAQ-100(R)     2X STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$    (294)   $        (870)   $   (3,346)   $   (2,059)   $        (740)   $    (857)   $  (1,990)   $     (15,652)   $      (2,802)
  (22,033)         (26,147)      (85,879)      (75,461)         (26,956)     (94,660)     (21,319)        (341,078)          80,705

   11,170            2,838       (33,639)       16,667            2,150      111,471       84,610          811,507           71,366
-----------------------------------------------------------------------------------------------------------------------------------
  (11,157)         (24,179)     (122,864)      (60,853)         (25,546)      15,954       61,301          454,777          149,269
-----------------------------------------------------------------------------------------------------------------------------------

      203               (2)           (2)        1,556                3           --          149            2,687            5,903
       --           (1,286)      (84,355)       (9,429)          (2,264)      (2,920)      (9,430)        (132,064)         (36,148)
  (39,109)        (114,908)      486,006        (9,957)         (34,710)       1,607       (7,213)        (158,082)          88,360
-----------------------------------------------------------------------------------------------------------------------------------
  (38,906)        (116,196)      401,649       (17,830)         (36,971)      (1,313)     (16,494)        (287,459)          58,115
-----------------------------------------------------------------------------------------------------------------------------------
  (50,063)        (140,375)      278,785       (78,683)         (62,517)      14,641       44,807          167,318          207,384
-----------------------------------------------------------------------------------------------------------------------------------
   62,230          174,752        78,508       201,869          158,625       70,364      145,097          999,400           86,096
-----------------------------------------------------------------------------------------------------------------------------------
$  12,167    $      34,377    $  357,293    $  123,186    $      96,108    $  85,005    $ 189,904    $   1,166,718    $     293,480
===================================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                            PRECIOUS       REAL                     2000(R) 1.5X
                                                               NOVA          METALS       ESTATE       RETAILING      STRATEGY
                                                            ---------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $     4,174   $        --   $     4,032   $        --   $         --
Expenses:
   Mortality and expense risk fees ......................         5,916        13,883         1,511           234          1,201
   Administrative fees ..................................           710         1,666           182            28            144
---------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................         6,626        15,549         1,693           262          1,345
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................        (2,452)      (15,549)        2,339          (262)        (1,345)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................      (204,031)       66,804       (43,593)        4,097        (29,310)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --            --            --            --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............            --            --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................      (204,031)       66,804       (43,593)        4,097        (29,310)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................       361,204       303,212        61,871         2,277         50,106
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $   154,721   $   354,467   $    20,617   $     6,112   $     19,451
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                            PRECIOUS       REAL                     2000(R) 1.5X
                                                               NOVA          METALS       ESTATE       RETAILING      STRATEGY
                                                            ---------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    (2,452)  $   (15,549)  $     2,339   $      (262)  $     (1,345)
   Net realized gain (loss) on investments in
      portfolio shares ..................................      (204,031)       66,804       (43,593)        4,097        (29,310)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       361,204       303,212        61,871         2,277         50,106
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................       154,721       354,467        20,617         6,112         19,451
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..           296         7,029            12            --            283
   Contract redemptions .................................       (53,756)     (146,695)      (25,712)          (23)       (12,456)
   Net transfers (including mortality transfers) ........       (26,457)      233,115        64,518        (3,252)       (13,149)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...............       (79,917)       93,449        38,818        (3,275)       (25,322)
---------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......        74,804       447,916        59,435         2,837         (5,871)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       457,960       866,127       137,980         6,721        124,121
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................   $   532,764   $ 1,314,043   $   197,415   $     9,558   $    118,250
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                           S&P           S&P          S&P           S&P
 S&P 500       S&P 500       S&P 500      MIDCAP       MIDCAP       SMALLCAP      SMALLCAP
    2X          PURE          PURE       400 PURE     400 PURE      600 PURE      600 PURE                     TELE-
 STRATEGY    GROWTH (q)*   VALUE (r)*   GROWTH (s)*   VALUE (t)*   GROWTH (u)*   VALUE (v)*   TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------
$      474   $        --   $   10,869   $        --   $    7,231   $        --   $   10,557   $       --   $       13,547

     1,522         4,537        4,073         1,338        4,972         1,176        6,212        1,706            2,828
       183           544          489           161          597           141          745          205              340
--------------------------------------------------------------------------------------------------------------------------
     1,705         5,081        4,562         1,499        5,569         1,317        6,957        1,911            3,168
--------------------------------------------------------------------------------------------------------------------------
    (1,231)       (5,081)       6,307        (1,499)       1,662        (1,317)       3,600       (1,911)          10,379
--------------------------------------------------------------------------------------------------------------------------

    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)

        --            --           --           --            --            --           --           --               --

        --            --           --           --            --            --           --           --               --
--------------------------------------------------------------------------------------------------------------------------
    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)
--------------------------------------------------------------------------------------------------------------------------

    25,829        85,291      146,658        41,004      172,115        39,413       34,973       53,075           50,874
--------------------------------------------------------------------------------------------------------------------------
$   55,839   $    43,874   $  123,098   $    41,579   $  114,160   $    26,125   $  109,491   $   59,726   $       50,773
==========================================================================================================================

==========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                           S&P           S&P          S&P           S&P
 S&P 500       S&P 500       S&P 500      MIDCAP       MIDCAP       SMALLCAP      SMALLCAP
    2X          PURE          PURE       400 PURE     400 PURE      600 PURE      600 PURE                     TELE-
 STRATEGY    GROWTH (q)*   VALUE (r)*   GROWTH (s)*   VALUE (t)*   GROWTH (u)*   VALUE (v)*   TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------
$   (1,231)  $    (5,081)  $    6,307   $    (1,499)  $    1,662   $    (1,317)  $    3,600   $   (1,911)  $       10,379
    31,241       (36,336)     (29,867)        2,074      (59,617)      (11,971)      70,918        8,562          (10,480)

    25,829        85,291      146,658        41,004      172,115        39,413       34,973       53,075           50,874
--------------------------------------------------------------------------------------------------------------------------
    55,839        43,874      123,098        41,579      114,160        26,125      109,491       59,726           50,773
--------------------------------------------------------------------------------------------------------------------------

     5,935           (10)          (1)          207          (60)           --          203          288            2,487
   (65,009)      (25,667)     (86,066)      (10,061)     (48,635)       (6,096)    (117,704)     (19,234)         (43,840)
   (12,214)      292,935      257,935       219,063      616,243        81,313      216,145      235,960          239,175
--------------------------------------------------------------------------------------------------------------------------

   (71,288)      267,258      171,868       209,209      567,548        75,217       98,644      217,014          197,822
--------------------------------------------------------------------------------------------------------------------------
   (15,449)      311,132      294,966       250,788      681,708       101,342      208,135      276,740          248,595
--------------------------------------------------------------------------------------------------------------------------
    98,094       681,492      214,771        64,337      218,611        67,468      137,225       59,281           87,944
--------------------------------------------------------------------------------------------------------------------------
$   82,645   $   992,624   $  509,737   $   315,125   $  900,319   $   168,810   $  345,360   $  336,021   $      336,539
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                               RYDEX VARIABLE TRUST (CONTINUED)            SELIGMAN PORTFOLIOS
                                                            ---------------------------------------    ----------------------------
                                                                                U.S.
                                                                             GOVERNMENT                COMMUNICATIONS
                                                                                MONEY                       AND           GLOBAL
                                                            TRANSPORTATION     MARKET     UTILITIES     INFORMATION     TECHNOLOGY
                                                            -----------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $          758   $    1,444   $  17,898    $           --   $       --
Expenses:
   Mortality and expense risk fees ......................            1,099       38,331       4,214            19,289        7,024
   Administrative fees ..................................              131        4,600         506             2,314          843
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................            1,230       42,931       4,720            21,603        7,867
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................             (472)     (41,487)     13,178           (21,603)      (7,867)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................          (40,371)          --    (129,932)           93,008        1,913
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............               --           --          --                --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............               --           --          --                --           --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................          (40,371)          --    (129,932)           93,008        1,913
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................           45,929           --     110,331           608,825      262,288
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $        5,086   $  (41,487)  $  (6,423)   $      680,230   $  256,334
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                               RYDEX VARIABLE TRUST (CONTINUED)            SELIGMAN PORTFOLIOS
                                                            ---------------------------------------    ----------------------------
                                                                                U.S.
                                                                             GOVERNMENT                COMMUNICATIONS
                                                                                MONEY                       AND           GLOBAL
                                                            TRANSPORTATION     MARKET     UTILITIES     INFORMATION     TECHNOLOGY
                                                            -----------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $         (472)  $  (41,487)  $  13,178    $      (21,603)  $   (7,867)
   Net realized gain (loss) on investments in portfolio
      shares ............................................          (40,371)          --    (129,932)           93,008        1,913
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................           45,929           --     110,331           608,825      262,288
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................            5,086      (41,487)     (6,423)          680,230      256,334
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..               45       14,646         297             1,133        1,243
   Contract redemptions .................................           (8,828)  (1,249,732)    (31,694)         (163,891)     (86,269)
   Net transfers (including mortality transfers) ........           23,231      449,843     (95,064)          355,474       46,349
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...............           14,448     (785,243)   (126,461)          192,716      (38,677)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......           19,534     (826,730)   (132,884)          872,946      217,657
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................          129,735    3,184,988     427,799         1,072,351      467,166
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................   $      149,269   $2,358,258   $ 294,915    $    1,945,297   $  684,823
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
   THIRD
  AVENUE
 VARIABLE                                      WELLS FARGO
SERIES TRUST                        VAN ECK WORLDWIDE INSURANCE TRUST                            ADVANTAGE VT FUNDS
------------   ---------------------------------------------------------------------------   --------------------------
                                                               MULTI-
                               EMERGING         HARD           MANAGER           REAL
   VALUE           BOND         MARKETS        ASSETS     ALTERNATIVES (w)*   ESTATE (x)*     DISCOVERY    OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------
$         --   $   68,211    $      7,102   $     5,392   $             542   $         --   $        --   $        --

      15,011       19,338          57,552        26,651               4,679          8,609        42,177        38,285
       1,801        2,320           6,906         3,198                 562          1,033         5,061         4,594
-----------------------------------------------------------------------------------------------------------------------
      16,812       21,658          64,458        29,849               5,241          9,642        47,238        42,879
-----------------------------------------------------------------------------------------------------------------------
     (16,812)      46,553         (57,356)      (24,457)             (4,699)        (9,642)      (47,238)      (42,879)
-----------------------------------------------------------------------------------------------------------------------

    (399,268)     (73,432)     (2,648,062)     (660,809)            (60,047)    (1,124,951)       53,937      (570,379)

          --           --              --            --              11,392             --            --            --

     283,958           --         287,122        10,692                  --             --            --            --
-----------------------------------------------------------------------------------------------------------------------
    (115,310)     (73,432)     (2,360,940)     (650,117)            (48,655)    (1,124,951)       53,937      (570,379)
-----------------------------------------------------------------------------------------------------------------------

     567,791       52,946       5,688,928     1,611,068              93,651      1,392,986     1,133,915     1,751,962
-----------------------------------------------------------------------------------------------------------------------
$    435,669   $   26,067    $  3,270,632   $   936,494   $          40,297   $    258,393   $ 1,140,614   $ 1,138,704
=======================================================================================================================

=======================================================================================================================
   THIRD
  AVENUE
 VARIABLE                                      WELLS FARGO
SERIES TRUST                        VAN ECK WORLDWIDE INSURANCE TRUST                            ADVANTAGE VT FUNDS
------------   ---------------------------------------------------------------------------   --------------------------
                                                               MULTI-
                               EMERGING         HARD           MANAGER           REAL
   VALUE           BOND         MARKETS        ASSETS     ALTERNATIVES (w)*   ESTATE (x)*     DISCOVERY    OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------
$    (16,812)  $    46,553   $    (57,356)  $   (24,457)  $          (4,699)  $     (9,642)  $   (47,238)  $   (42,879)
    (115,310)      (73,432)    (2,360,940)     (650,117)            (48,655)    (1,124,951)       53,937      (570,379)

     567,791        52,946      5,688,928     1,611,068              93,651      1,392,986     1,133,915     1,751,962
-----------------------------------------------------------------------------------------------------------------------
     435,669        26,067      3,270,632       936,494              40,297        258,393     1,140,614     1,138,704
-----------------------------------------------------------------------------------------------------------------------

      12,366         9,840         24,305         4,319               7,352          9,037        33,316         7,685
    (162,124)     (239,102)      (698,227)     (631,142)            (56,420)       (90,694)     (392,331)     (527,683)
     (60,218)     (736,844)       380,695       (66,519)            (59,297)    (1,085,989)     (238,892)      (30,538)
-----------------------------------------------------------------------------------------------------------------------

    (209,976)     (966,106)      (293,227)     (693,342)           (108,365)    (1,167,646)     (597,907)     (550,536)
-----------------------------------------------------------------------------------------------------------------------
     225,693      (940,039)     2,977,405       243,152             (68,068)      (909,253)      542,707       588,168
-----------------------------------------------------------------------------------------------------------------------
   1,117,632     2,389,114      3,022,957     1,813,217             476,532        909,253     3,211,911     2,918,158
-----------------------------------------------------------------------------------------------------------------------
$  1,343,325   $ 1,449,075   $  6,000,362   $ 2,056,369   $         408,464   $         --   $ 3,754,618   $ 3,506,326
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=========================================================================================================================
                                                                                      INTEREST
                                                                                ADJUSTMENT ACCOUNTS
                                                                          --------------------------------
                                                                                                               COMBINED
                                                                             1 YEAR            5 YEAR           TOTAL
                                                                          --------------------------------   ------------
Investment income:
   Income dividends from investments in portfolio shares ..............   $           --   $            --   $  2,736,130
Expenses:
   Mortality and expense risk fees ....................................               --                --      2,099,845
   Administrative fees ................................................               --                --        251,980
----------------------------------------------------------------------------------------------------------   ------------
      Total expenses ..................................................               --                --      2,351,825
----------------------------------------------------------------------------------------------------------   ------------
         Net investment income (expense) ..............................               --                --        384,305
----------------------------------------------------------------------------------------------------------   ------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ................................................               --                --    (24,164,186)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .................................               --                --        302,173
   Net realized long-term capital gain distributions from
      investments in portfolio shares .................................               --                --      1,738,125
----------------------------------------------------------------------------------------------------------   ------------
         Net realized gain (loss) on investments in portfolio shares ..               --                --    (22,123,888)
----------------------------------------------------------------------------------------------------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................................               --                --     64,633,666
----------------------------------------------------------------------------------------------------------   ------------
            Net increase (decrease) in net assets from operations .....   $           --   $            --   $ 42,894,083
==========================================================================================================   ============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=========================================================================================================================
                                                                                      INTEREST
                                                                                ADJUSTMENT ACCOUNTS
                                                                          --------------------------------
                                                                                                               COMBINED
                                                                             1 YEAR            5 YEAR           TOTAL
                                                                          --------------------------------   ------------
Changes from operations:
   Net investment income (expense) ....................................   $           --   $            --   $    384,305
   Net realized gain (loss) on investments in portfolio shares ........               --                --    (22,123,888)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .................................               --                --     64,633,666
----------------------------------------------------------------------------------------------------------   ------------
         Net increase (decrease) in net assets from operations ........               --                --     42,894,083
----------------------------------------------------------------------------------------------------------   ------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ................               (1)               --        819,951
   Contract redemptions ...............................................          (51,870)          (13,083)   (28,202,777)
   Net transfers (including mortality transfers) ......................           (4,410)               (8)    (3,023,093)
----------------------------------------------------------------------------------------------------------   ------------
         Net increase (decrease) in net assets from contract
            owners' transactions ......................................          (56,281)          (13,091)   (30,405,919)
----------------------------------------------------------------------------------------------------------   ------------
            Net increase (decrease) in net assets .....................          (56,281)          (13,091)    12,488,164
----------------------------------------------------------------------------------------------------------   ------------
Net assets, beginning of period .......................................          628,274            98,257    168,244,590
----------------------------------------------------------------------------------------------------------   ------------
               Net assets, end of period ..............................   $      571,993   $        85,166   $180,732,754
==========================================================================================================   ============

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

=====================================================================================================================
                                                                    AIM VARIABLE INSURANCE FUNDS
                                                 --------------------------------------------------------------------
                                                                                              GLOBAL       GLOBAL
                                                    BASIC         CORE        FINANCIAL       HEALTH        REAL
                                                    VALUE        EQUITY       SERVICES         CARE        ESTATE
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .......................   $     1,411   $    35,780   $    11,871   $        --   $   109,713
Expenses:
   Mortality and expense risk fees ...........         4,128        18,701         3,767        13,246        27,611
   Administrative fees .......................           495         2,244           452         1,589         3,314
---------------------------------------------------------------------------------------------------------------------
   Total expenses ............................         4,623        20,945         4,219        14,835        30,925
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........        (3,212)       14,835         7,652       (14,835)       78,788
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........       (61,164)       40,558      (217,406)      (61,319)     (226,411)
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ....................         5,379            --         1,465        85,777        21,743
   Net realized long-term capital
      gain distributions from investments
      in portfolio shares ....................        49,478            --        32,742       296,959       147,820
---------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ..        (6,307)       40,558      (183,199)      321,417       (56,848)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................      (211,165)     (560,528)     (139,792)     (841,169)   (1,187,834)
---------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets from operations ........   $  (220,684)  $  (505,135)  $  (315,339)  $  (534,587)  $(1,165,894)
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

=====================================================================================================================
                                                                    AIM VARIABLE INSURANCE FUNDS
                                                 --------------------------------------------------------------------
                                                                                              GLOBAL       GLOBAL
                                                    BASIC         CORE        FINANCIAL       HEALTH        REAL
                                                    VALUE        EQUITY       SERVICES         CARE        ESTATE
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........   $    (3,212)  $    14,835   $     7,652   $   (14,835)  $    78,788
   Net realized gain (loss) on investments
      in portfolio shares ....................        (6,307)       40,558      (183,199)      321,417       (56,848)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .......................      (211,165)     (560,528)     (139,792)     (841,169)   (1,187,834)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .....................      (220,684)     (505,135)     (315,339)     (534,587)   (1,165,894)
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ...................           410        10,849           423         1,100         9,310
   Contract redemptions ......................       (64,452)     (379,740)      (56,243)     (159,594)     (390,363)
   Net transfers (including mortality
      transfers) .............................       (47,852)      126,702       265,947     1,418,660      (504,497)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..      (111,894)     (242,189)      210,127     1,260,166      (885,550)
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets ...........................      (332,578)     (747,324)     (105,212)      725,579    (2,051,444)
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............       497,170     1,992,829       322,869       671,545     3,308,499
---------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........   $   164,592   $ 1,245,505   $   217,657   $ 1,397,124   $ 1,257,055
=====================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN  AMERICAN
                                                                                                      VARIABLE       CENTURY
            AIM VARIABLE                                                                              PRODUCTS       VARIABLE
    INSURANCE FUNDS (CONTINUED)                      THE ALGER PORTFOLIOS (ah)*                        SERIES       PORTFOLIOS
----------------------------------  -----------------------------------------------------------  -----------------  -----------
             MID CAP
  HIGH         CORE                      CAPITAL         LARGECAP       MIDCAP       SMALLCAP        GROWTH AND
  YIELD       EQUITY    TECHNOLOGY  APPRECIATION (a)*   GROWTH (b)*     GROWTH      GROWTH (c)         INCOME        BALANCED
-------------------------------------------------------------------------------------------------------------------------------
$  209,733  $    6,954  $       --  $              --  $     17,025  $     13,071  $         --  $          14,842  $   25,730

    33,174       5,550       2,428            141,064        96,822       102,421        35,068              8,298       9,677
     3,981         666         291             16,928        11,619        12,290         4,208                996       1,162
-------------------------------------------------------------------------------------------------------------------------------
    37,155       6,216       2,719            157,992       108,441       114,711        39,276              9,294      10,839
-------------------------------------------------------------------------------------------------------------------------------
   172,578         738      (2,719)          (157,992)      (91,416)     (101,640)      (39,276)             5,548      14,891
-------------------------------------------------------------------------------------------------------------------------------

  (301,229)   (133,491)    (22,108)         1,641,761       646,397    (1,252,721)      182,955            (83,652)   (168,979)

        --       6,844          --                 --            --     2,393,800            --             17,238       9,476

        --      54,713          --                 --            --       320,833        39,259            109,119      65,079
-------------------------------------------------------------------------------------------------------------------------------
  (301,229)    (71,934)    (22,108)         1,641,761       646,397     1,461,912       222,214             42,705     (94,424)
-------------------------------------------------------------------------------------------------------------------------------

  (567,079)   (145,300)    (79,342)        (8,065,656)   (5,027,679)   (7,959,469)   (1,871,762)          (371,028)    (91,362)
-------------------------------------------------------------------------------------------------------------------------------
$ (695,730) $ (216,496) $ (104,169) $      (6,581,887) $ (4,472,698) $ (6,599,197) $ (1,688,824) $        (322,775) $ (170,895)
===============================================================================================================================

===============================================================================================================================
                                                                                                 ALLIANCEBERNSTEIN  AMERICAN
                                                                                                      VARIABLE       CENTURY
            AIM VARIABLE                                                                              PRODUCTS       VARIABLE
    INSURANCE FUNDS (CONTINUED)                      THE ALGER PORTFOLIOS (ah)*                        SERIES       PORTFOLIOS
----------------------------------  -----------------------------------------------------------  -----------------  -----------
             MID CAP
  HIGH         CORE                      CAPITAL         LARGECAP       MIDCAP       SMALLCAP        GROWTH AND
  YIELD       EQUITY    TECHNOLOGY  APPRECIATION (a)*   GROWTH (b)*     GROWTH      GROWTH (c)         INCOME        BALANCED
-------------------------------------------------------------------------------------------------------------------------------
$  172,578  $      738  $   (2,719) $        (157,992) $    (91,416) $   (101,640) $    (39,276) $           5,548  $   14,891
  (301,229)    (71,934)    (22,108)         1,641,761       646,397     1,461,912       222,214             42,705     (94,424)

  (567,079)   (145,300)    (79,342)        (8,065,656)   (5,027,679)   (7,959,469)   (1,871,762)          (371,028)    (91,362)
-------------------------------------------------------------------------------------------------------------------------------
  (695,730)   (216,496)   (104,169)        (6,581,887)   (4,472,698)   (6,599,197)   (1,688,824)          (322,775)   (170,895)
-------------------------------------------------------------------------------------------------------------------------------

     7,936          74       1,680             75,839        25,604        22,870        21,832              2,083       4,800
  (770,788)    (53,640)    (86,187)        (2,087,965)   (1,436,279)   (1,859,186)     (758,618)          (245,223)   (547,214)
   (32,243)    169,392      (3,171)        (1,584,575)   (1,210,007)   (2,070,324)     (499,323)            95,359      38,824
-------------------------------------------------------------------------------------------------------------------------------

  (795,095)    115,826     (87,678)        (3,596,701)   (2,620,682)   (3,906,640)   (1,236,109)          (147,781)   (503,590)
-------------------------------------------------------------------------------------------------------------------------------
(1,490,825)   (100,670)   (191,847)       (10,178,588)   (7,093,380)  (10,505,837)   (2,924,933)          (470,556)   (674,485)
-------------------------------------------------------------------------------------------------------------------------------
 3,162,919     449,724     280,998         16,699,373    11,684,993    14,331,033     4,489,395            896,542   1,097,815
-------------------------------------------------------------------------------------------------------------------------------
$1,672,094  $  349,054  $   89,151  $       6,520,785  $  4,591,613  $  3,825,196  $  1,564,462  $         425,986  $  423,330
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                         DIREXION
                                                                                                                        INSURANCE
                                                                 AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)         TRUST
                                                              ------------------------------------------------------   ------------

                                                               INCOME &      INFLATION                                  DYNAMIC VP
                                                                GROWTH      PROTECTION   INTERNATIONAL       VALUE       HY BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $    77,906   $   13,718   $      26,555   $   203,135   $       895
Expenses:
   Mortality and expense risk fees ........................        44,937        3,404          37,066        93,023           200
   Administrative fees ....................................         5,393          408           4,448        11,163            23
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................        50,330        3,812          41,514       104,186           223
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................        27,576        9,906         (14,959)       98,949           672
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        (1,461)     (24,628)        426,003    (1,271,443)       (2,406)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --           --              --       446,795            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................       466,725           --         311,931       631,649            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..............................       465,264      (24,628)        737,934      (192,999)       (2,406)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................    (1,968,902)      (9,387)     (2,285,658)   (2,211,895)           --
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .................................   $(1,476,062)  $  (24,109)  $  (1,562,683)  $(2,305,945)  $    (1,734)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                         DIREXION
                                                                                                                        INSURANCE
                                                                 AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)         TRUST
                                                              ------------------------------------------------------   ------------

                                                               INCOME &      INFLATION                                  DYNAMIC VP
                                                                GROWTH      PROTECTION   INTERNATIONAL       VALUE       HY BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    27,576   $    9,906   $     (14,959)  $    98,949   $       672
   Net realized gain (loss) on investments in portfolio
      shares ..............................................       465,264      (24,628)        737,934      (192,999)       (2,406)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................    (1,968,902)      (9,387)     (2,285,658)   (2,211,895)           --
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................    (1,476,062)     (24,109)     (1,562,683)   (2,305,945)       (1,734)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        11,959        1,133          25,116        22,725            (1)
   Contract redemptions ...................................      (731,844)     (42,115)     (1,132,351)   (2,024,552)         (186)
   Net transfers (including mortality transfers) ..........      (404,283)     276,902        (578,046)   (1,005,457)        1,921
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .................    (1,124,168)     235,920      (1,685,281)   (3,007,284)        1,734
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .........    (2,600,230)     211,811      (3,247,964)   (5,313,229)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     4,969,339      156,369       4,823,715    10,215,656            --
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..................   $ 2,369,109   $  368,180   $   1,575,751   $ 4,902,427   $        --
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                             DREYFUS
  DREYFUS                                    VARIABLE
INVESTMENT                                  INVESTMENT
PORTFOLIOS                                     FUND               FEDERATED INSURANCE SERIES              JANUS ASPEN SERIES
-----------                               -------------   ----------------------------------------   ----------------------------
                DREYFUS
                SOCIALLY      DREYFUS                                     HIGH                          GROWTH
 SMALL CAP    RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL      INCOME      INTERNATIONAL       AND
STOCK INDEX      GROWTH        INDEX          VALUE        INCOME II     BOND II       EQUITY II        INCOME     OVERSEAS (q)*
---------------------------------------------------------------------------------------------------------------------------------
$       979   $    17,130   $   255,886   $     107,586   $   90,308   $   368,588   $      13,651   $    30,848   $      55,001

      1,635        27,934       157,229          49,093       18,196        43,641          25,838        40,836          55,444
        196         3,352        18,867           5,891        2,183         5,237           3,101         4,900           6,653
---------------------------------------------------------------------------------------------------------------------------------
      1,831        31,286       176,096          54,984       20,379        48,878          28,939        45,736          62,097
---------------------------------------------------------------------------------------------------------------------------------
       (852)      (14,156)       79,790          52,602       69,929       319,710         (15,288)      (14,888)         (7,096)
---------------------------------------------------------------------------------------------------------------------------------

    (44,205)       24,858       579,626        (633,716)      (8,452)     (266,375)         54,437        93,365         246,741

        475            --            --         313,284           --            --              --            --          71,254

     16,466            --            --         508,590           --            --              --            --         649,335
---------------------------------------------------------------------------------------------------------------------------------
    (27,264)       24,858       579,626         188,158       (8,452)     (266,375)         54,437        93,365         967,330
---------------------------------------------------------------------------------------------------------------------------------

    (23,208)     (936,727)   (6,213,534)     (2,037,199)    (369,294)     (959,559)     (1,216,511)   (1,699,506)     (3,693,471)
---------------------------------------------------------------------------------------------------------------------------------
$   (51,324)  $  (926,025)  $(5,554,118)  $  (1,796,439)  $ (307,817)  $  (906,224)  $  (1,177,362)  $(1,621,029)  $  (2,733,237)
=================================================================================================================================

================================================================================================================================
                                             DREYFUS
  DREYFUS                                    VARIABLE
INVESTMENT                                  INVESTMENT
PORTFOLIOS                                     FUND               FEDERATED INSURANCE SERIES             JANUS ASPEN SERIES
-----------                               -------------   ----------------------------------------   ----------------------------
                DREYFUS
                SOCIALLY      DREYFUS                                     HIGH                          GROWTH
 SMALL CAP    RESPONSIBLE      STOCK      INTERNATIONAL     CAPITAL      INCOME      INTERNATIONAL       AND
STOCK INDEX      GROWTH        INDEX          VALUE        INCOME II     BOND II       EQUITY II        INCOME     OVERSEAS (q)*
---------------------------------------------------------------------------------------------------------------------------------
$      (852)  $   (14,156)  $    79,790   $      52,602   $   69,929   $   319,710   $     (15,288)  $   (14,888)  $      (7,096)
    (27,264)       24,858       579,626         188,158       (8,452)     (266,375)         54,437        93,365         967,330

    (23,208)     (936,727)   (6,213,534)     (2,037,199)    (369,294)     (959,559)     (1,216,511)   (1,699,506)     (3,693,471)
---------------------------------------------------------------------------------------------------------------------------------
    (51,324)     (926,025)   (5,554,118)     (1,796,439)    (307,817)     (906,224)     (1,177,362)   (1,621,029)     (2,733,237)
---------------------------------------------------------------------------------------------------------------------------------

         --        15,996        26,805          17,845        5,690         7,315           4,707         9,019           7,642
   (107,105)     (291,084)   (2,442,541)     (1,337,377)    (405,904)   (1,183,917)       (463,900)     (758,161)     (1,241,249)
     69,637      (140,541)     (694,752)       (493,374)     (64,563)     (780,665)       (158,361)     (336,180)       (907,340)
---------------------------------------------------------------------------------------------------------------------------------

    (37,468)     (415,629)   (3,110,488)     (1,812,906)    (464,777)   (1,957,267)       (617,554)   (1,085,322)     (2,140,947)
---------------------------------------------------------------------------------------------------------------------------------
    (88,792)   (1,341,654)   (8,664,606)     (3,609,345)    (772,594)   (2,863,491)     (1,794,916)   (2,706,351)     (4,874,184)
---------------------------------------------------------------------------------------------------------------------------------
    230,237     2,886,133    17,048,561       6,008,351    1,768,602     4,913,837       2,953,659     4,633,921       6,744,357
---------------------------------------------------------------------------------------------------------------------------------
$   141,445   $ 1,544,479   $ 8,383,955   $   2,399,006   $  996,008   $ 2,050,346   $   1,158,743   $ 1,927,570   $   1,870,173
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                  JANUS ASPEN SERIES (CONTINUED)          LAZARD RETIREMENT SERIES
                                                           --------------------------------------------  ---------------------------
                                                                                                           EMERGING   INTERNATIONAL
                                                            JANUS (p)*  ENTERPRISE (o)*  WORLDWIDE (r)*    MARKETS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................  $    81,269  $        26,223  $       89,111  $    42,306  $       5,844
Expenses:
   Mortality and expense risk fees ......................      141,856          136,998          97,088       34,885          4,797
   Administrative fees ..................................       17,023           16,440          11,651        4,186            576
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................      158,879          153,438         108,739       39,071          5,373
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................      (77,610)        (127,215)        (19,628)       3,235            471
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................      465,755          983,334        (161,649)     (92,467)      (180,695)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............           --               --              --       63,643             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...................           --          618,797              --       92,953          1,519
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................      465,755        1,602,131        (161,649)      64,129       (179,176)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................   (5,782,851)      (7,110,669)     (4,167,744)  (1,577,290)       (29,190)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................  $(5,394,706) $    (5,635,753) $   (4,349,021) $(1,509,926) $    (207,895)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                  JANUS ASPEN SERIES (CONTINUED)          LAZARD RETIREMENT SERIES
                                                           --------------------------------------------  ---------------------------
                                                                                                           EMERGING   INTERNATIONAL
                                                            JANUS (p)*  ENTERPRISE (o)*  WORLDWIDE (r)*    MARKETS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $   (77,610) $      (127,215) $      (19,628) $     3,235  $         471
   Net realized gain (loss) on investments in portfolio
      shares ............................................      465,755        1,602,131        (161,649)      64,129       (179,176)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................   (5,782,851)      (7,110,669)     (4,167,744)  (1,577,290)       (29,190)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   (5,394,706)      (5,635,753)     (4,349,021)  (1,509,926)      (207,895)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..       71,798           78,063          57,333        3,314            777
   Contract redemptions .................................   (2,604,822)      (1,767,380)     (1,454,454)    (617,712)      (125,096)
   Net transfers (including mortality transfers) ........   (1,109,821)        (656,987)       (490,647)    (952,816)       141,853
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...............   (3,642,845)      (2,346,304)     (1,887,768)  (1,567,214)        17,534
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......   (9,037,551)      (7,982,057)     (6,236,789)  (3,077,140)      (190,361)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................   16,028,201       14,526,119      10,897,499    4,214,183        448,872
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................  $ 6,990,650  $     6,544,062  $    4,660,710  $ 1,137,043  $     258,511
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
   LAZARD RETIREMENT
   SERIES (CONTINUED)            LEGG MASON PARTNERS VARIABLE EQUITY TRUST          LEGG MASON PARTNERS VARIABLE INCOME TRUST
------------------------  ------------------------------------------------------  ----------------------------------------------
                                         CLEARBRIDGE                              WESTERN ASSET
     US            US      CLEARBRIDGE     EQUITY      CLEARBRIDGE   CLEARBRIDGE      GLOBAL                      WESTERN ASSET
SMALL-MID CAP  STRATEGIC   AGGRESSIVE      INCOME      FUNDAMENTAL    LARGE CAP     HIGH YIELD                      STRATEGIC
 EQUITY (n)*     EQUITY   GROWTH (ab)*  BUILDER (ac)*  VALUE (ad)*  GROWTH (ae)*    BOND (af)*   GOVERNMENT (d)*    BOND (ag)*
--------------------------------------------------------------------------------------------------------------------------------
$          --  $   4,202  $         --  $         270  $     1,773  $        247  $       9,869  $            --  $      36,145

       34,949      6,599           297            419        1,398           806          1,523            1,150         10,465
        4,193        792            36             50          168            97            183              138          1,256
--------------------------------------------------------------------------------------------------------------------------------
       39,142      7,391           333            469        1,566           903          1,706            1,288         11,721
--------------------------------------------------------------------------------------------------------------------------------
      (39,142)    (3,189)         (333)          (199)         207          (656)         8,163           (1,288)        24,424
--------------------------------------------------------------------------------------------------------------------------------

   (1,204,162)  (106,795)       (8,067)       (20,443)     (28,617)       (8,459)       (12,465)         (19,240)       (82,116)

           --         --            --            393           --            --             --               --             --

           --         --            --            147           82            --             --               --             --
--------------------------------------------------------------------------------------------------------------------------------
   (1,204,162)  (106,795)       (8,067)       (19,903)     (28,535)       (8,459)       (12,465)         (19,240)       (82,116)
--------------------------------------------------------------------------------------------------------------------------------

       83,709   (116,866)       (5,600)         7,163      (18,780)      (23,525)       (29,588)          14,836        (84,912)
--------------------------------------------------------------------------------------------------------------------------------
$  (1,159,595) $(226,850) $    (14,000) $     (12,939) $   (47,108) $    (32,640) $     (33,890) $        (5,692) $    (142,604)
================================================================================================================================

================================================================================================================================
   LAZARD RETIREMENT
   SERIES (CONTINUED)            LEGG MASON PARTNERS VARIABLE EQUITY TRUST          LEGG MASON PARTNERS VARIABLE INCOME TRUST
------------------------  ------------------------------------------------------  ----------------------------------------------
                                         CLEARBRIDGE                              WESTERN ASSET
     US            US      CLEARBRIDGE     EQUITY      CLEARBRIDGE   CLEARBRIDGE      GLOBAL                      WESTERN ASSET
SMALL-MID CAP  STRATEGIC   AGGRESSIVE      INCOME      FUNDAMENTAL    LARGE CAP     HIGH YIELD                      STRATEGIC
 EQUITY (n)*     EQUITY   GROWTH (ab)*  BUILDER (ac)*  VALUE (ad)*  GROWTH (ae)*    BOND (af)*   GOVERNMENT (d)*    BOND (ag)*
--------------------------------------------------------------------------------------------------------------------------------
$     (39,142) $  (3,189) $       (333) $        (199) $       207  $       (656) $       8,163  $        (1,288) $      24,424
   (1,204,162)  (106,795)       (8,067)       (19,903)     (28,535)       (8,459)       (12,465)         (19,240)       (82,116)

       83,709   (116,866)       (5,600)         7,163      (18,780)      (23,525)       (29,588)          14,836        (84,912)
--------------------------------------------------------------------------------------------------------------------------------
   (1,159,595)  (226,850)      (14,000)       (12,939)     (47,108)      (32,640)       (33,890)          (5,692)      (142,604)
--------------------------------------------------------------------------------------------------------------------------------

       16,118        863            --             --           --            --            872               --          2,302
     (970,259)  (119,716)       (5,352)       (24,685)     (10,692)       (8,635)       (19,142)        (115,366)      (355,928)
     (207,738)   (54,775)       14,584        (32,370)        (596)       43,875        (62,720)        (216,300)      (409,275)
--------------------------------------------------------------------------------------------------------------------------------

   (1,161,879)  (173,628)        9,232        (57,055)     (11,288)       35,240        (80,990)        (331,666)      (762,901)
--------------------------------------------------------------------------------------------------------------------------------
   (2,321,474)  (400,478)       (4,768)       (69,994)     (58,396)        2,600       (114,880)        (337,358)      (905,505)
--------------------------------------------------------------------------------------------------------------------------------
    4,015,159    801,132        24,829         88,347      132,402        58,019        181,959          337,358      1,365,774
--------------------------------------------------------------------------------------------------------------------------------
$   1,693,685  $ 400,654  $     20,061  $      18,353  $    74,006  $     60,619  $      67,079  $            --  $     460,269
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                      NEUBERGER BERMAN
                                                           LORD ABBETT SERIES FUND               ADVISERS MANAGEMENT TRUST
                                                         ---------------------------   ---------------------------------------------
                                                                          GROWTH
                                                          AMERICA'S         AND          HIGH INCOME     MID-CAP
                                                            VALUE         INCOME          BOND (e)*       GROWTH         PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...............................   $    36,197   $     103,758   $           --   $        --   $      16,250
Expenses:
   Mortality and expense risk fees ...................        13,640          98,161              606         6,393          42,521
   Administrative fees ...............................         1,637          11,779               73           767           5,102
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................        15,277         109,940              679         7,160          47,623
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............        20,920          (6,182)            (679)       (7,160)        (31,373)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................       (91,928)       (153,956)         (12,293)      (48,225)       (424,576)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........         1,141              --               --            --           4,274
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........        20,584          24,291               --            --         508,483
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................       (70,203)       (129,665)         (12,293)      (48,225)         88,181
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................      (285,046)     (3,334,873)           3,547      (255,186)     (2,177,956)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .......................   $  (334,329)  $  (3,470,720)  $       (9,425)  $  (310,571)  $  (2,121,148)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                      NEUBERGER BERMAN
                                                           LORD ABBETT SERIES FUND               ADVISERS MANAGEMENT TRUST
                                                         ---------------------------   ---------------------------------------------
                                                                          GROWTH
                                                          AMERICA'S         AND          HIGH INCOME     MID-CAP
                                                            VALUE         INCOME          BOND (e)*       GROWTH         PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $    20,920   $      (6,182)  $         (679)  $    (7,160)  $     (31,373)
   Net realized gain (loss) on investments in
      portfolio shares ...............................       (70,203)       (129,665)         (12,293)      (48,225)         88,181
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................      (285,046)     (3,334,873)           3,547      (255,186)     (2,177,956)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .....................................      (334,329)     (3,470,720)          (9,425)     (310,571)     (2,121,148)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................         2,634          19,397               --         2,113          15,738
   Contract redemptions ..............................      (360,068)     (1,657,435)         (27,372)     (193,246)     (1,077,767)
   Net transfers (including mortality transfers) .....      (132,334)       (925,137)          (1,709)      133,321         (69,367)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............      (489,768)     (2,563,175)         (29,081)      (57,812)     (1,131,396)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......      (824,097)     (6,033,895)         (38,506)     (368,383)     (3,252,544)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     1,564,629      11,098,769           38,506       891,901       4,965,003
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $   740,532   $   5,064,874   $           --   $   523,518   $   1,712,459
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           PIMCO
                                                                                                                         VARIABLE
                   NEUBERGER BERMAN                                                                                      INSURANCE
          ADVISERS MANAGEMENT TRUST (CONTINUED)                           NORTHERN LIGHTS VARIABLE TRUST                   TRUST
----------------------------------------------------------   --------------------------------------------------------   ------------
                                                                                             JNF
                   SHORT                                                                    LOOMIS          JNF
                 DURATION       SMALL-CAP      SOCIALLY          JNF            JNF         SAYLES         MONEY            ALL
  REGENCY        BOND (f)*     GROWTH (g)*    RESPONSIVE       BALANCED        EQUITY      BOND (h)*     MARKET (i)*       ASSET
------------------------------------------------------------------------------------------------------------------------------------

$    13,902    $    130,910   $         --   $         752   $    178,989   $      9,676   $   1,064   $      414,264   $    10,805

     15,544          38,738          2,829           1,587        112,357         82,153         174          208,746         1,665
      1,866           4,649            340             191         13,483          9,858          21           25,050           200
------------------------------------------------------------------------------------------------------------------------------------
     17,410          43,387          3,169           1,778        125,840         92,011         195          233,796         1,865
------------------------------------------------------------------------------------------------------------------------------------
     (3,508)         87,523         (3,169)         (1,026)        53,149        (82,335)        869          180,468         8,940
------------------------------------------------------------------------------------------------------------------------------------


   (150,793)       (131,940)       (83,554)        (17,049)      (452,924)      (765,149)     (2,594)              --        (5,758)

         --              --             --             258             --             --          --               --           127

      2,569              --          3,275           2,313             --             --          --               --           564
------------------------------------------------------------------------------------------------------------------------------------
   (148,224)       (131,940)       (80,279)        (14,478)      (452,924)      (765,149)     (2,594)              --        (5,067)
------------------------------------------------------------------------------------------------------------------------------------

   (547,769)       (419,068)       (29,226)        (14,614)    (1,998,029)    (2,437,565)     (4,452)              --       (35,081)
------------------------------------------------------------------------------------------------------------------------------------
$  (699,501)   $   (463,485)  $   (112,674)  $     (30,118)  $ (2,397,804)  $ (3,285,049)  $  (6,177)  $      180,468   $   (31,208)
====================================================================================================================================

====================================================================================================================================
                                                                                                                           PIMCO
                                                                                                                         VARIABLE
                   NEUBERGER BERMAN                                                                                      INSURANCE
          ADVISERS MANAGEMENT TRUST (CONTINUED)                           NORTHERN LIGHTS VARIABLE TRUST                   TRUST
----------------------------------------------------------   --------------------------------------------------------   ------------
                                                                                             JNF
                   SHORT                                                                    LOOMIS          JNF
                 DURATION       SMALL-CAP      SOCIALLY          JNF            JNF         SAYLES         MONEY            ALL
  REGENCY        BOND (f)*     GROWTH (g)*    RESPONSIVE       BALANCED        EQUITY      BOND (h)*     MARKET (i)*       ASSET
------------------------------------------------------------------------------------------------------------------------------------

$     (3,508)  $     87,523   $     (3,169)  $      (1,026)  $     53,149   $    (82,335)  $     869   $      180,468   $     8,940
    (148,224)      (131,940)       (80,279)        (14,478)      (452,924)      (765,149)     (2,594)              --        (5,067)

    (547,769)      (419,068)       (29,226)        (14,614)    (1,998,029)    (2,437,565)     (4,452)              --       (35,081)
------------------------------------------------------------------------------------------------------------------------------------
    (699,501)      (463,485)      (112,674)        (30,118)    (2,397,804)    (3,285,049)     (6,177)         180,468       (31,208)
------------------------------------------------------------------------------------------------------------------------------------

       1,502          7,144             --             600         25,938         55,988          --           62,228            --
    (249,684)      (649,170)       (16,389)        (52,020)    (2,166,126)    (1,666,156)    (11,620)      (5,482,110)      (10,106)
    (141,914)      (533,758)        73,886        (105,763)      (483,890)      (805,618)     44,777       29,423,467       189,481
------------------------------------------------------------------------------------------------------------------------------------

    (390,096)    (1,175,784)        57,497        (157,183)    (2,624,078)    (2,415,786)     33,157       24,003,585       179,375
------------------------------------------------------------------------------------------------------------------------------------
  (1,089,597)    (1,639,269)       (55,177)       (187,301)    (5,021,882)    (5,700,835)     26,980       24,184,053       148,167
------------------------------------------------------------------------------------------------------------------------------------
   1,773,498      3,805,233        123,836         211,063     11,555,717      9,415,143          --               --        48,146
------------------------------------------------------------------------------------------------------------------------------------
$    683,901   $  2,165,964   $     68,659   $      23,762   $  6,533,835   $  3,714,308   $  26,980   $   24,184,053   $   196,313
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                          FOREIGN
                                                         COMMODITY-       EMERGING          BOND           GLOBAL
                                                         REALRETURN       MARKETS        US DOLLAR-         BOND          HIGH
                                                          STRATEGY         BOND            HEDGED         UNHEDGED        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...............................   $    13,331   $       1,935   $          574   $    19,883   $       9,109
Expenses:
   Mortality and expense risk fees ...................         4,455             370              248         7,450           1,478
   Administrative fees ...............................           535              44               29           894             178
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................         4,990             414              277         8,344           1,656
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............         8,341           1,521              297        11,539           7,453
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................       (45,622)         (2,535)          (1,692)         (775)        (15,425)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........         1,308             824               --            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........            --             795               --            --             259
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................       (44,314)           (916)          (1,692)         (775)        (15,166)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................       (93,308)         (6,236)            (342)      (44,087)        (17,819)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .......................   $  (129,281)  $      (5,631)  $       (1,737)  $   (33,323)  $     (25,532)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                          FOREIGN
                                                         COMMODITY-       EMERGING          BOND           GLOBAL
                                                         REALRETURN       MARKETS        US DOLLAR-         BOND          HIGH
                                                          STRATEGY          BOND           HEDGED         UNHEDGED        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $     8,341   $       1,521   $          297   $    11,539   $       7,453
   Net realized gain (loss) on investments in
      portfolio shares ...............................       (44,314)           (916)          (1,692)         (775)        (15,166)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................       (93,308)         (6,236)            (342)      (44,087)        (17,819)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .....................................      (129,281)         (5,631)          (1,737)      (33,323)        (25,532)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................         5,777              37               --           (20)            (10)
   Contract redemptions ..............................       (93,569)         (7,338)         (28,703)     (104,169)        (96,404)
   Net transfers (including mortality transfers) .....        81,306          20,604           28,018       328,856          12,525
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............        (6,486)         13,303             (685)      224,667         (83,889)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....      (135,767)          7,672           (2,422)      191,344        (109,421)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       217,300          23,388            7,598       334,751         199,693
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............   $    81,533   $      31,060   $        5,176   $   526,095   $      90,272
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------------------------------   -----------------------------------------
               REALESTATE-                                  STOCKSPLUS(R)
   MONEY       REALRETURN        REAL           SHORT-          TOTAL          TOTAL          EQUITY                        HIGH
 MARKET (j)*    STRATEGY        RETURN           TERM          RETURN          RETURN         INCOME         FUND           YIELD
------------------------------------------------------------------------------------------------------------------------------------
$    290,374   $        --   $     96,949    $     25,685   $         565   $    207,004   $     51,949   $     9,804   $    36,819

     115,429         2,026         34,474           8,786             132         58,126         26,511         9,071         6,190
      13,852           244          4,137           1,054              16          6,975          3,182         1,089           743
------------------------------------------------------------------------------------------------------------------------------------
     129,281         2,270         38,611           9,840             148         65,101         29,693        10,160         6,933
------------------------------------------------------------------------------------------------------------------------------------
     161,093        (2,270)        58,338          15,845             417        141,903         22,256          (356)       29,886
------------------------------------------------------------------------------------------------------------------------------------

          --      (103,946)       (30,629)        (12,247)         (6,888)        53,947       (610,393)     (126,768)      (46,592)

          --            --          3,600              --             250         48,445          4,318            --            --

          --            --             --              --             377         33,118        153,440        29,335         7,822
------------------------------------------------------------------------------------------------------------------------------------
          --      (103,946)       (27,029)        (12,247)         (6,261)       135,510       (452,635)      (97,433)      (38,770)
------------------------------------------------------------------------------------------------------------------------------------

          --        (1,691)      (342,554)        (16,021)            (39)      (153,408)      (345,639)     (222,452)     (126,900)
------------------------------------------------------------------------------------------------------------------------------------
$    161,093   $  (107,907)  $   (311,245)   $    (12,423)  $      (5,883)  $    124,005   $   (776,018)  $  (320,241)  $  (135,784)
====================================================================================================================================

====================================================================================================================================
                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------------------------------   -----------------------------------------
               REALESTATE-                                  STOCKSPLUS(R)
   MONEY       REALRETURN        REAL           SHORT-          TOTAL          TOTAL          EQUITY                        HIGH
 MARKET (j)*    STRATEGY        RETURN           TERM          RETURN          RETURN         INCOME         FUND           YIELD
------------------------------------------------------------------------------------------------------------------------------------
$    161,093   $    (2,270)  $     58,338    $     15,845   $         417   $    141,903   $     22,256   $      (356)  $    29,886
          --      (103,946)       (27,029)        (12,247)         (6,261)       135,510       (452,635)      (97,433)      (38,770)

          --        (1,691)      (342,554)        (16,021)            (39)      (153,408)      (345,639)     (222,452)     (126,900)
------------------------------------------------------------------------------------------------------------------------------------
     161,093      (107,907)      (311,245)        (12,423)         (5,883)       124,005       (776,018)     (320,241)     (135,784)
------------------------------------------------------------------------------------------------------------------------------------

      82,974         3,321          7,220             424              --         16,633         12,309         3,229           220
  (4,367,600)      (26,079)      (617,867)       (137,656)            (83)    (1,533,138)      (594,594)     (221,605)      (48,954)
 (21,627,292)       39,140      1,080,834          50,501          (7,733)     1,410,339        (25,277)     (434,283)      (48,583)
------------------------------------------------------------------------------------------------------------------------------------

 (25,911,918)       16,382        470,187         (86,731)         (7,816)      (106,166)      (607,562)     (652,659)      (97,317)
------------------------------------------------------------------------------------------------------------------------------------
 (25,750,825)      (91,525)       158,942         (99,154)        (13,699)        17,839     (1,383,580)     (972,900)     (233,101)
------------------------------------------------------------------------------------------------------------------------------------
  25,750,825       186,983      2,094,302         863,605          19,769      4,239,182      2,534,978     1,423,768       657,167
------------------------------------------------------------------------------------------------------------------------------------
$         --   $    95,458   $  2,253,244    $    764,451   $       6,070   $  4,257,021   $  1,151,398   $   450,868   $   424,066
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                            RYDEX
                                                                     PIONEER VARIABLE                  ROYCE              VARIABLE
                                                               CONTRACTS TRUST (CONTINUED)          CAPITAL FUND            TRUST
                                                               ---------------------------   -------------------------   ----------
                                                                                                                             CLS
                                                                INTERNATIONAL   MID CAP                                  ADVISORONE
                                                                    VALUE        VALUE        MICRO-CAP     SMALL-CAP      AMERIGO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $       9,085   $   4,968     $   24,028    $    11,521   $    1,485
Expenses:
   Mortality and expense risk fees .........................          10,116       3,219         14,790         24,221        6,068
   Administrative fees .....................................           1,214         386          1,774          2,906          729
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses ..........................................          11,330       3,605         16,564         27,127        6,797
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................          (2,245)      1,363          7,464        (15,606)      (5,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................        (138,811)   (147,188)      (190,515)      (139,380)      (4,466)
   Net realized short-term capital gain distributions from
      investmentsin portfolio shares .......................              --         430         12,902         60,422         3,25
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................          25,808      44,686         87,790         87,689        4,130
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
             portfolio shares ..............................        (113,003)   (102,072)       (89,823)         8,731        2,914
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (345,727)      6,756       (490,821)      (646,526)    (252,467)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................   $    (460,975)  $ (93,953)    $ (573,180)   $  (653,401)  $ (254,865)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                            RYDEX
                                                                     PIONEER VARIABLE                  ROYCE              VARIABLE
                                                               CONTRACTS TRUST (CONTINUED)          CAPITAL FUND            TRUST
                                                               ---------------------------   -------------------------   ----------
                                                                                                                             CLS
                                                                INTERNATIONAL   MID CAP                                  ADVISORONE
                                                                    VALUE        VALUE        MICRO-CAP     SMALL-CAP       AMERIGO
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $      (2,245)  $     1,363   $     7,464   $   (15,606)  $   (5,312)
   Net realized gain (loss) on investments in portfolio
       shares ..............................................        (113,003)     (102,072)      (89,823)        8,731        2,914
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................        (345,727)        6,756      (490,821)     (646,526)    (252,467)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ...        (460,975)      (93,953)     (573,180)     (653,401)    (254,865)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....           4,914          (129)        1,661         9,778          (16)
   Contract redemptions ....................................        (484,615)      (91,120)     (311,774)     (612,393)     (16,396)
   Net transfers (including mortality transfers) ...........          52,863       111,373      (377,111)      215,520       16,312
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ..........................         (426,838)       20,124      (687,224)     (387,095)        (100)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........        (887,813)      (73,829)   (1,260,404)   (1,040,496)    (254,965)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       1,256,205       128,153     1,846,196     2,500,752      577,554
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................   $     368,392   $    54,324   $   585,792   $ 1,460,256   $  322,589
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                    RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
    CLS
ADVISORONE                    BASIC                       CONSUMER     DOW 2X                                    ENERGY
 CLERMONT      BANKING      MATERIALS    BIOTECHNOLOGY    PRODUCTS    STRATEGY    ELECTRONICS      ENERGY       SERVICES
---------------------------------------------------------------------------------------------------------------------------
$      845   $      403   $     14,330   $          --   $     453   $    2,773   $        --   $        --   $         --

       970        4,413         28,118           1,645       2,124        4,512           291        20,868         38,459
       117          529          3,374             197         254          542            35         2,504          4,615
---------------------------------------------------------------------------------------------------------------------------
     1,087        4,942         31,492           1,842       2,378        5,054           326        23,372         43,074
---------------------------------------------------------------------------------------------------------------------------
      (242)      (4,539)       (17,162)         (1,842)     (1,925)      (2,281)         (326)      (23,372)       (43,074)
---------------------------------------------------------------------------------------------------------------------------

      (819)    (159,686)        (4,572)        (23,670)    (38,169)    (366,311)      (11,653)     (156,181)      (122,932)

        --           --        107,189              --       1,341           --            --        30,289        133,831

     1,181           --         37,378              --       4,874           --            --        11,064         43,406
---------------------------------------------------------------------------------------------------------------------------
       362     (159,686)       139,995         (23,670)    (31,954)    (366,311)      (11,653)     (114,828)        54,305
---------------------------------------------------------------------------------------------------------------------------

   (28,037)     (87,085)    (1,242,634)         (2,269)    (18,057)      80,014         2,301      (700,972)    (1,898,378)
---------------------------------------------------------------------------------------------------------------------------
$  (27,917)  $ (251,310)  $ (1,119,801)  $     (27,781)  $ (51,936)  $ (288,578)  $    (9,678)  $  (839,172)  $ (1,887,147)
===========================================================================================================================

===========================================================================================================================
                                                    RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
    CLS
ADVISORONE                    BASIC                       CONSUMER     DOW 2X                                    ENERGY
 CLERMONT      BANKING      MATERIALS    BIOTECHNOLOGY    PRODUCTS    STRATEGY    ELECTRONICS      ENERGY       SERVICES
---------------------------------------------------------------------------------------------------------------------------
$     (242)  $   (4,539)  $    (17,162)  $      (1,842)  $  (1,925)  $   (2,281)  $      (326)  $   (23,372)  $    (43,074)
       362     (159,686)       139,995         (23,670)    (31,954)    (366,311)      (11,653)     (114,828)        54,305

   (28,037)     (87,085)    (1,242,634)         (2,269)    (18,057)      80,014         2,301      (700,972)    (1,898,378)
---------------------------------------------------------------------------------------------------------------------------
   (27,917)    (251,310)    (1,119,801)        (27,781)    (51,936)    (288,578)       (9,678)     (839,172)    (1,887,147)
---------------------------------------------------------------------------------------------------------------------------

        --        2,695          8,340          18,095       1,005          (27)          (51)        1,710         11,827
      (752)     (50,940)      (473,888)        (40,163)    (47,722)     (67,331)       (2,830)     (333,411)      (501,178)
        --      530,388       (116,126)        147,897      194,341    (130,537)      (32,647)     (179,117)      (501,915)
---------------------------------------------------------------------------------------------------------------------------

      (752)     482,143       (581,674)        125,829     147,624     (197,895)      (35,528)     (510,818)      (991,266)
---------------------------------------------------------------------------------------------------------------------------
   (28,669)     230,833     (1,701,475)         98,048      95,688     (486,473)      (45,206)   (1,349,990)    (2,878,413)
---------------------------------------------------------------------------------------------------------------------------
    89,912      106,226      2,944,327          46,262     124,925      632,523        46,525     2,176,267      4,038,232
---------------------------------------------------------------------------------------------------------------------------
$   61,243   $  337,059   $  1,242,852   $     144,310   $ 220,613   $  146,050   $     1,319   $   826,277   $  1,159,819
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===============================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                ---------------------------------------------------------------
                                                                                          GOVERNMENT
                                                                 EUROPE                      LONG
                                                                  1.25X      FINANCIAL     BOND 1.2X    HEALTH
                                                                STRATEGY     SERVICES      STRATEGY      CARE        INTERNET
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $    2,476   $       --   $   25,652   $       --   $       --
Expenses:
   Mortality and expense risk fees ..........................        5,187        1,182       12,223        4,352          612
   Administrative fees ......................................          623          142        1,467          522           74
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................        5,810        1,324       13,690        4,874          686
-------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................       (3,334)      (1,324)      11,962       (4,874)        (686)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................     (288,789)     (74,262)     174,313     (108,027)     (34,137)
   Net realized short-term capital gain distributions from
      investmentsin portfolio shares ........................        3,881           --           --        4,017           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................        4,082           --           --        5,334           --
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................     (280,826)     (74,262)     174,313      (98,676)     (34,137)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       (1,134)      13,396      263,740      (17,507)       3,187
-------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...................................   $ (285,294)  $  (62,190)  $  450,015   $ (121,057) $   (31,636)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===============================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                ---------------------------------------------------------------
                                                                                          GOVERNMENT
                                                                 EUROPE                      LONG
                                                                  1.25X      FINANCIAL     BOND 1.2X    HEALTH
                                                                STRATEGY     SERVICES      STRATEGY      CARE        INTERNET
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $   (3,334)  $   (1,324)  $   11,962   $   (4,874)  $     (686)
   Net realized gain (loss on investments in portfolio
       shares) ..............................................     (280,826)     (74,262)     174,313      (98,676)     (34,137)
   Net change in unrealized) appreciation (depreciation) of
      investments in portfolio shares .......................       (1,134)      13,396      263,740      (17,507)       3,187
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease in net assets from
         operations) ........................................     (285,294)     (62,190)     450,015     (121,057)     (31,636)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......          (29)          (3)       2,397        1,099        1,700
   Contract redemptions .....................................     (158,611)     (19,102)    (330,039)    (123,751)        (427)
   Net transfers (including mortality transfers) ............     (347,972)     115,485      127,524     (270,788)    (103,942)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease in net assets from
         contract owners') transactions .....................     (506,612)      96,380     (200,118)    (393,440)    (102,669)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease in net assets) ..............     (791,906)      34,190      249,897     (514,497)    (134,305)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    1,032,540       34,751    1,281,034      714,940      155,695
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $  240,634   $   68,941   $1,530,931   $  200,443   $   21,390
===============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  INVERSE      INVERSE                                   INVERSE
  DYNAMIC    GOVERNMENT     INVERSE       INVERSE        RUSSELL       INVERSE        JAPAN          S&P           S&P
  DOW 2X      LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)       S&P 500         2X          500 PURE     500 PURE
 STRATEGY     STRATEGY     STRATEGY    STRATEGY (k)*     STRATEGY     STRATEGY    STRATEGY (v)*  GROWTH (s)*   VALUE (t)*
--------------------------------------------------------------------------------------------------------------------------
$    1,327   $        9   $      461   $         247   $     1,087   $    1,406   $        601   $        --   $    3,937

     2,240          433          346           1,325         4,040        1,444          1,339         3,770        3,236
       269           52           42             159           485          173            161           452          388
--------------------------------------------------------------------------------------------------------------------------
     2,509          485          388           1,484         4,525        1,617          1,500         4,222        3,624
--------------------------------------------------------------------------------------------------------------------------
    (1,182)        (476)          73          (1,237)       (3,438)        (211)          (899)       (4,222)         313
--------------------------------------------------------------------------------------------------------------------------

    45,863       (8,237)       9,948          22,291       124,257       41,384        (47,231)     (102,523)    (238,443)

    15,547           --           --              --            --           --             --            --           --

    65,471           --           --              --            --           --             --            --       57,973
--------------------------------------------------------------------------------------------------------------------------
   126,881       (8,237)       9,948          22,291       124,257       41,384        (47,231)     (102,523)    (180,470)
--------------------------------------------------------------------------------------------------------------------------

  (139,273)       3,130      (12,124)         (6,150)       42,741      (20,845)        10,376       (34,881)     (21,057)
--------------------------------------------------------------------------------------------------------------------------
$  (13,574)  $   (5,583)  $   (2,103)  $      14,904   $   163,560   $   20,328   $    (37,754)  $  (141,626)  $ (201,214)
==========================================================================================================================

==========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  INVERSE      INVERSE                                   INVERSE
  DYNAMIC    GOVERNMENT     INVERSE       INVERSE        RUSSELL       INVERSE        JAPAN          S&P           S&P
  DOW 2X      LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)       S&P 500         2X          500 PURE     500 PURE
 STRATEGY     STRATEGY     STRATEGY    STRATEGY (k)*     STRATEGY     STRATEGY    STRATEGY (v)*  GROWTH (s)*   VALUE (t)*
--------------------------------------------------------------------------------------------------------------------------
$   (1,182)  $     (476)  $       73   $      (1,237)  $   (3,438)   $     (211)  $       (899)  $    (4,222)  $      313
   126,881       (8,237)       9,948          22,291       124,257       41,384        (47,231)     (102,523)    (180,470)

  (139,273)       3,130      (12,124)         (6,150)       42,741      (20,845)        10,376       (34,881)     (21,057)
--------------------------------------------------------------------------------------------------------------------------
   (13,574)      (5,583)      (2,103)         14,904       163,560       20,328        (37,754)     (141,626)    (201,214)
--------------------------------------------------------------------------------------------------------------------------

       491           --           --              --            --           --            222             4           (2)
    (8,975)     (19,424)      (1,166)        (30,376)      (45,800)      (2,476)        (7,641)     (100,678)     (76,848)
   338,159       (6,992)      63,631         159,732    (1,259,459)     184,017        104,075       468,973       69,496
--------------------------------------------------------------------------------------------------------------------------

   329,675      (26,416)      62,465         129,356    (1,305,259)     181,541         96,656       368,299       (7,354)
--------------------------------------------------------------------------------------------------------------------------
   316,101      (31,999)      60,362         144,260    (1,141,699)     201,869         58,902       226,673     (208,568)
--------------------------------------------------------------------------------------------------------------------------
    16,504       61,626        1,868          30,492     1,220,207           --         99,723       454,819      423,339
--------------------------------------------------------------------------------------------------------------------------
$  332,605   $   29,627   $   62,230   $     174,752   $    78,508   $  201,869   $    158,625  $    681,492   $  214,771
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                            MID CAP     S&P MIDCAP   S&P MIDCAP
                                                                             1.5X       400 PURE      400 PURE      NASDAQ-100(R)
                                                              LEISURE      STRATEGY    GROWTH (w)*    VALUE (x)*   2X STRATEGY (l)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..................................   $        --   $       --   $        --   $        --   $            331
Expenses:
   Mortality and expense risk fees ......................         2,230        3,641           910         4,661              5,560
   Administrative fees ..................................           267          437           109           560                667
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................         2,497        4,078         1,019         5,221              6,227
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................        (2,497)      (4,078)       (1,019)       (5,221)            (5,896)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................      (126,987)    (195,204)      (26,505)     (171,424)          (566,760)
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ...............................         6,651           --            --         4,309                 --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ...............................        44,188           --            --        35,411                 --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .........................       (76,148)    (195,204)      (26,505)     (131,704)          (566,760)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares  .....................       (36,465)       9,576       (16,821)      (42,276)            12,699
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ..........................   $  (115,110)  $ (189,706)  $   (44,345)  $  (179,201)  $       (559,957)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                            MID CAP     S&P MIDCAP   S&P MIDCAP
                                                                             1.5X       400 PURE      400 PURE      NASDAQ-100(R)
                                                              LEISURE      STRATEGY    GROWTH (w)*    VALUE (x)*   2X STRATEGY (l)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    (2,497)  $   (4,078)  $    (1,019)  $    (5,221)  $         (5,896)
   Net realized gain (loss) on investments in portfolio
      shares ............................................       (76,148)    (195,204)      (26,505)     (131,704)          (566,760)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       (36,465)       9,576       (16,821)      (42,276)            12,699
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .............................      (115,110)    (189,706)      (44,345)     (179,201)          (559,957)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..           201           (3)            1         3,478                 --
   Contract redemptions .................................       (38,768)     (24,637)       (3,939)     (146,837)           (86,724)
   Net transfers (including mortality transfers) ........       (69,686)    (129,712)       43,105       (52,367)          (100,834)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ..........      (108,253)    (154,352)       39,167      (195,726)          (187,558)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .......      (223,363)    (344,058)       (5,178)     (374,927)          (747,515)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       293,727      489,155        69,515       593,538            833,611
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................   $    70,364   $  145,097   $    64,337   $   218,611   $         86,096
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                         RUSSELL       S&P 500                      S&P SMALLCAP
                                   PRECIOUS     REAL                  2000(R) 1.5X       2X           ALL-CAP         600 PURE
NASDAQ-100(R) (m)*      NOVA        METALS     ESTATE     RETAILING     STRATEGY      STRATEGY    OPPORTUNITY(u)*    GROWTH (y)*
----------------------------------------------------------------------------------------------------------------------------------
$            2,629   $    3,277   $      --   $   1,154   $      --   $        368   $       --   $            --   $          --

            21,952       12,329      11,700       1,886         181          2,512        3,647             5,893           2,276
             2,635        1,480       1,404         227          21            301          438               707             273
----------------------------------------------------------------------------------------------------------------------------------
            24,587       13,809      13,104       2,113         202          2,813        4,085             6,600           2,549
----------------------------------------------------------------------------------------------------------------------------------
           (21,958)     (10,532)    (13,104)       (959)       (202)        (2,445)      (4,085)           (6,600)         (2,549)
----------------------------------------------------------------------------------------------------------------------------------

          (176,914)    (551,373)   (283,429)    (99,836)     (8,619)      (132,832)    (291,300)         (120,786)       (142,293)

                --           --          --       2,977          --             --           --               618              --

                --           --          --       8,648          22             --           --               425              --
----------------------------------------------------------------------------------------------------------------------------------
          (176,914)    (551,373)   (283,429)    (88,211)     (8,597)      (132,832)    (291,300)         (119,743)       (142,293)
----------------------------------------------------------------------------------------------------------------------------------

          (707,177)    (151,275)   (118,593)        426         865         11,420       46,883          (105,329)         51,506
----------------------------------------------------------------------------------------------------------------------------------
$         (906,049)  $ (713,180)  $(415,126)  $ (88,744)  $  (7,934)  $   (123,857)  $ (248,502)  $      (231,672)  $     (93,336)
==================================================================================================================================

==================================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                         RUSSELL       S&P 500                      S&P SMALLCAP
                                   PRECIOUS     REAL                  2000(R) 1.5X       2X          ALL-CAP          600 PURE
NASDAQ-100(R) (m)*      NOVA        METALS     ESTATE     RETAILING     STRATEGY      STRATEGY    OPPORTUNITY(u)*    GROWTH (y)*
----------------------------------------------------------------------------------------------------------------------------------
$          (21,958)  $  (10,532)  $ (13,104)  $    (959)  $    (202)  $     (2,445)  $   (4,085)  $        (6,600)  $      (2,549)
          (176,914)    (551,373)   (283,429)    (88,211)     (8,597)      (132,832)    (291,300)         (119,743)       (142,293)

          (707,177)    (151,275)   (118,593)        426         865         11,420       46,883          (105,329)         51,506
----------------------------------------------------------------------------------------------------------------------------------
          (906,049)    (713,180)   (415,126)    (88,744)     (7,934)      (123,857)    (248,502)         (231,672)        (93,336)
----------------------------------------------------------------------------------------------------------------------------------

             3,541          707       9,179         139          --            544           --                --           3,340
          (349,117)    (188,058)   (278,700)    (40,189)    (12,913)       (37,311)     (56,408)          (53,030)        (21,486)
          (256,313)    (187,076)    636,075     102,844       4,519        (68,534)     (69,316)          (94,502)       (278,117)
----------------------------------------------------------------------------------------------------------------------------------

          (601,889)    (374,427)    366,554      62,794      (8,394)      (105,301)    (125,724)         (147,532)       (296,263)
----------------------------------------------------------------------------------------------------------------------------------
        (1,507,938)  (1,087,607)    (48,572)    (25,950)    (16,328)      (229,158)    (374,226)         (379,204)       (389,599)
----------------------------------------------------------------------------------------------------------------------------------
         2,507,338    1,545,567     914,699     163,930      23,049        353,279      472,320           609,543         457,067
----------------------------------------------------------------------------------------------------------------------------------
$          999,400   $  457,960   $ 866,127   $ 137,980   $   6,721   $    124,121   $   98,094   $       230,339   $      67,468
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            U.S.
                                                           S&P SMALLCAP                                                  GOVERNMENT
                                                             600 PURE                       TELE-                          MONEY
                                                            VALUE (z)*    TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $      1,509   $       --   $          283   $           --   $   44,867
Expenses:
   Mortality and expense risk fees .....................          3,829        1,604            5,781            3,319       49,529
   Administrative fees .................................            459          192              694              399        5,943
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses ......................................          4,288        1,796            6,475            3,718       55,472
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................         (2,779)      (1,796)          (6,192)          (3,718)     (10,605)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................       (221,716)     (77,918)        (289,565)        (207,266)          --
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............             --       12,629           14,648               --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............             --           88           11,725            3,240           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...........................       (221,716)     (65,201)        (263,192)        (204,026)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................         11,511      (14,357)          24,618          117,206           --
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .........................   $   (212,984)  $  (81,354)  $     (244,766)  $      (90,538)  $  (10,605)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            U.S.
                                                           S&P SMALLCAP                                                  GOVERNMENT
                                                             600 PURE                       TELE-                          MONEY
                                                            VALUE (z)*    TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $     (2,779)  $   (1,796)  $       (6,192)  $       (3,718)  $  (10,605)
   Net realized gain (loss) on investments in portfolio
      shares ...........................................       (221,716)     (65,201)        (263,192)        (204,026)          --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............         11,511      (14,357)          24,618          117,206           --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ............................       (212,984)     (81,354)        (244,766)         (90,538)     (10,605)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................          3,241          461            4,821              693       42,470
   Contract redemptions ................................        (33,196)     (15,298)         (51,204)         (32,547)  (1,269,759)
   Net transfers (including mortality transfers) .......        161,460      (88,751)        (448,103)         (20,088)     582,369
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions .........        131,505     (103,588)        (494,486)         (51,942)    (644,920)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ......        (81,479)    (184,942)        (739,252)        (142,480)    (655,525)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................        218,704      244,223          827,196          272,215    3,840,513
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............   $    137,225   $   59,281   $       87,944   $      129,735   $3,184,988
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   RYDEX                                      THIRD
  VARIABLE                                   AVENUE
   TRUST                                    VARIABLE
(CONTINUED)      SELIGMAN PORTFOLIOS       SERIES TRUST                          VAN ECK WORLDWIDE INSURANCE TRUST
----------   ---------------------------   ------------   --------------------------------------------------------------------------
                                                             MULTI-
             COMMUNICATIONS                                  MANAGER
                   AND          GLOBAL                    ALTERNATIVES                   EMERGING          HARD          REAL
UTILITIES     INFORMATION     TECHNOLOGY       VALUE          (aa)*         BOND          MARKETS         ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$    2,148   $           --   $       --   $     16,302   $        879   $  355,850   $          --   $      13,308   $     115,836

     9,380           20,737       10,965         28,293          9,985       43,746          82,638          51,676          24,258
     1,126            2,489        1,315          3,395          1,199        5,249           9,917           6,201           2,911
------------------------------------------------------------------------------------------------------------------------------------
    10,506           23,226       12,280         31,688         11,184       48,995          92,555          57,877          27,169
------------------------------------------------------------------------------------------------------------------------------------
    (8,358)         (23,226)     (12,280)       (15,386)       (10,305)     306,855         (92,555)        (44,569)         88,667
------------------------------------------------------------------------------------------------------------------------------------

  (258,039)         136,645      132,105       (615,167)       (33,529)      29,454      (1,914,764)        128,377        (400,680)

     3,468               --           --         10,230             --           --         587,337         267,388          57,918

     2,214               --           --        314,480         28,141           --       2,874,204         461,337         316,066
------------------------------------------------------------------------------------------------------------------------------------
  (252,357)         136,645      132,105       (290,457)        (5,388)      29,454       1,546,777         857,102         (26,696)
------------------------------------------------------------------------------------------------------------------------------------

    (1,944)        (836,214)    (524,540)      (833,956)       (97,523)    (287,633)     (7,538,990)     (2,684,968)     (1,375,204)
------------------------------------------------------------------------------------------------------------------------------------
$ (262,659)  $     (722,795)  $ (404,715)  $ (1,139,799)  $   (113,216)  $   48,676   $  (6,084,768)  $  (1,872,435)  $  (1,313,233)
====================================================================================================================================

====================================================================================================================================
   RYDEX                                      THIRD
  VARIABLE                                   AVENUE
   TRUST                                    VARIABLE
(CONTINUED)      SELIGMAN PORTFOLIOS       SERIES TRUST                          VAN ECK WORLDWIDE INSURANCE TRUST
----------   ---------------------------   ------------   --------------------------------------------------------------------------
                                                             MULTI-
             COMMUNICATIONS                                  MANAGER
                   AND          GLOBAL                    ALTERNATIVES                   EMERGING          HARD          REAL
UTILITIES     INFORMATION     TECHNOLOGY       VALUE          (aa)*         BOND          MARKETS         ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$   (8,358)  $      (23,226)  $  (12,280)  $    (15,386)  $   (10,305)  $   306,855   $     (92,555)  $     (44,569)  $      88,667
  (252,357)         136,645      132,105       (290,457)       (5,388)       29,454       1,546,777         857,102         (26,696)

    (1,944)        (836,214)    (524,540)      (833,956)      (97,523)     (287,633)     (7,538,990)     (2,684,968)     (1,375,204)
------------------------------------------------------------------------------------------------------------------------------------
  (262,659)        (722,795)    (404,715)    (1,139,799)     (113,216)       48,676      (6,084,768)     (1,872,435)     (1,313,233)
------------------------------------------------------------------------------------------------------------------------------------

     1,027            1,293        1,974         22,484         6,617        10,631          23,764           8,249          14,452
  (129,078)        (277,897)    (356,513)      (960,290)     (150,622)   (1,020,958)     (1,354,275)       (678,954)       (415,900)
   (73,354)        (138,737)     (37,008)      (825,301)     (210,493)     (820,516)        154,814      (1,095,155)       (252,388)
------------------------------------------------------------------------------------------------------------------------------------

  (201,405)        (415,341)    (391,547)    (1,763,107)     (354,498)   (1,830,843)     (1,175,697)     (1,765,860)       (653,836)
------------------------------------------------------------------------------------------------------------------------------------
  (464,064)      (1,138,136)    (796,262)    (2,902,906)     (467,714)   (1,782,167)     (7,260,465)     (3,638,295)     (1,967,069)
------------------------------------------------------------------------------------------------------------------------------------
   891,863        2,210,487    1,263,428      4,020,538       944,246     4,171,281      10,283,422       5,451,512       2,876,322
------------------------------------------------------------------------------------------------------------------------------------
$  427,799   $    1,072,351   $  467,166   $  1,117,632   $   476,532   $ 2,389,114   $   3,022,957   $   1,813,217   $     909,253
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                     WELLS FARGO                  INTEREST
                                                                  ADVANTAGE VT FUNDS        ADJUSTMENT ACCOUNTS
                                                             ---------------------------   -----------------------
                                                                                                                       COMBINED
                                                              DISCOVERY      OPPORTUNITY      1 YEAR      5 YEAR        TOTAL
------------------------------------------------------------------------------------------------------------------   --------------
Investment income:
   Income dividends from investments in
      portfolio shares ...................................   $         --   $     92,029   $       --   $       --   $   4,443,987
Expenses:
   Mortality and expense risk fees .......................         70,606         61,404           --           --       3,232,192
   Administrative fees ...................................          8,473          7,368           --           --         387,868
------------------------------------------------------------------------------------------------------------------   --------------
      Total expenses .....................................         79,079         68,772           --           --       3,620,060
------------------------------------------------------------------------------------------------------------------   --------------
         Net investment income (expense) .................        (79,079)        23,257           --           --         823,927
------------------------------------------------------------------------------------------------------------------   --------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................        746,349        (68,119)          --           --     (12,406,896)
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ................................             --        319,655           --           --       5,163,038
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ................................             --        766,604           --           --      10,549,080
------------------------------------------------------------------------------------------------------------------   --------------
         Net realized gain (loss) on investments
            in portfolio shares ..........................        746,349      1,018,140           --           --       3,305,222
------------------------------------------------------------------------------------------------------------------   --------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................     (3,719,568)    (3,263,581)          --           --    (110,101,144)
------------------------------------------------------------------------------------------------------------------   --------------
            Net increase (decrease) in net assets
               from operations ...........................   $ (3,052,298)  $ (2,222,184)  $       --   $       --   $(105,971,995)
==================================================================================================================   ==============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                     WELLS FARGO                  INTEREST
                                                                  ADVANTAGE VT FUNDS        ADJUSTMENT ACCOUNTS
                                                             ---------------------------   -----------------------
                                                                                                                       COMBINED
                                                              DISCOVERY      OPPORTUNITY      1 YEAR      5 YEAR        TOTAL
------------------------------------------------------------------------------------------------------------------   --------------
Changes from operations:
   Net investment income (expense) .......................   $    (79,079)  $     23,257   $       --   $       --   $     823,927
   Net realized gain (loss) on investments
      in portfolio shares ................................        746,349      1,018,140           --           --       3,305,222
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ..     (3,719,568)    (3,263,581)          --           --    (110,101,144)
------------------------------------------------------------------------------------------------------------------   --------------
         Net increase (decrease) in net assets
            from operations ..............................     (3,052,298)    (2,222,184)          --           --    (105,971,995)
------------------------------------------------------------------------------------------------------------------   --------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...         49,829         19,884           --           --       1,196,295
   Contract redemptions ..................................       (959,943)      (856,715)    (203,417)     (27,659)    (64,846,214)
   Net transfers (including mortality transfers) .........       (545,195)      (455,595)      46,938        1,591     (10,481,792)
------------------------------------------------------------------------------------------------------------------   --------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...........     (1,455,309)    (1,292,426)    (156,479)     (26,068)    (74,131,711)
------------------------------------------------------------------------------------------------------------------   --------------
            Net increase (decrease) in net assets ........     (4,507,607)    (3,514,610)    (156,479)     (26,068)   (180,103,706)
------------------------------------------------------------------------------------------------------------------   --------------
Net assets, beginning of period ..........................      7,719,518      6,432,768      784,753      124,325     348,348,296
------------------------------------------------------------------------------------------------------------------   --------------
               Net assets, end of period .................   $  3,211,911   $  2,918,158   $  628,274   $   98,257   $ 168,244,590
==================================================================================================================   ==============

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 AND 2008

================================================================================

(1) GENERAL

      Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940.

      The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.

      Besides the three guarantee periods of the IAA option, the following Variable Account investment options are available to new investors as of December 31, 2009:

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   LargeCap Growth Portfolio
   MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II (to be liquidated March 2010)

JANUS ASPEN SERIES
   Enterprise Portfolio
   Growth and Income Portfolio (to be liquidated April 2010)
   Janus Portfolio
   Overseas Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental Value Portfolio
   ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Fund Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Loomis Sayles Bond Portfolio
   (to be liquidated February 2010)
   JNF Money Market Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio

ROYCE CAPITAL PORTFOLIO
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   All-Cap Opportunity Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Bond Fund
   Emerging Markets Fund
   Hard Assets Fund
   Multi-Manager Alternatives Fund

WELLS FARGO ADVANTAGE VT PORTFOLIOS
   Discovery Fund
   Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of non-governmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

      Account F adopted the provisions of ASC 740 (formerly FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes", on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account F, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account F's financial statements. Account F does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account F's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in expense of $3,453 and $6,401 for the years ended December 31, 2009 and December 31, 2008, respectively.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account F adopted ASC-820, "Fair Value Measurements and Disclosures" ("ASC-820") formerly Statement of Financial Accounting Standards No. 157. ASC-820 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. ASC-820 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account F. Unobservable inputs are inputs that reflect Account F's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1-   Observable inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks and mutual funds.

      o Level 2-   Observable inputs other than quoted prices included in Level
                   1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Account F includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                      QUOTED PRICES    SIGNIFICANT
                                        IN ACTIVE         OTHER     SIGNIFICANT
                                       MARKETS FOR      OBSERVABLE  UNOBSERVABLE
                      TOTAL AS OF    IDENTICAL ASSETS     INPUTS       INPUTS
                      12/31/2009        (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
--------------------------------------------------------------------------------
Assets:
   Mutual
   Funds ........    $180,075,595      $180,075,595        --            --
--------------------------------------------------------------------------------
                     $180,075,595      $180,075,595        --            --
                     ===========================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $59,057,465 and $144,176,591 for the years ended December 31, 2009 and 2008, respectively. The aggregate proceeds from sales of investments in portfolio shares were $86,969,458 and $201,589,786 for the years ended December 31, 2009 and 2008, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $2,099,845 and $3,232,192 for the years ended December 31, 2009 and 2008, respectively. The administrative fees were $251,980 and $387,868 for the years ended December 31, 2009 and 2008, respectively.

      Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $261,848 and $369,089 for the years ended December 31, 2009 and 2008, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. The net adjustment expense was $479 and $1,874 for the years ended December 31, 2009 and December 31, 2008, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                       STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                       CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET   CONTRACT  ALL RIDERS  INVESTMENT
                               UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION               (000s)      UNIT VALUE            EXPENSE RATIO     (000s)      TOTAL RETURN        RATIO
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2009 ......      28  $  11.28  $     8.68      1.40%       2.20% $  310     45.55%      44.67%       1.32%
     December 31, 2008 ......      21      7.75        6.00      1.40%       2.20%    165    -52.54%     -52.98%       0.43%
     December 31, 2007 ......      30     16.33       12.76      1.40%       2.20%    497     -0.06%      -0.85%       0.28%
     December 31, 2006 ......      41     16.34       12.87      1.40%       2.20%    666     11.38%      10.47%       0.11%
     December 31, 2005 ......      57     14.67       11.65      1.40%       2.20%    838      3.97%       3.19%       0.00%
   Core Equity Fund
     December 31, 2009 ......     125     10.09        9.80      1.40%       2.20%  1,271     26.44%      25.48%       1.56%
     December 31, 2008 ......     155      7.98        7.81      1.40%       2.20%  1,246    -31.09%     -31.61%       2.40%
     December 31, 2007 ......     171     11.58       11.42      1.40%       2.20%  1,993      6.63%       5.74%       1.01%
     December 31, 2006 ......     184     10.86       10.80      1.40%       2.20%  1,997      8.17%       7.57%       0.57%
     Inception April 28,
       2006 .................      --     10.04       10.04       N/A         N/A      --       N/A         N/A         N/A
   Financial Services Fund
     December 31, 2009 ......      31      5.15        4.91      1.40%       2.20%    160     25.61%      24.62%       2.95%
     December 31, 2008 ......      53      4.10        3.94      1.40%       2.20%    218    -59.96%     -60.28%       3.96%
     December 31, 2007 ......      31     10.24        9.92      1.40%       2.20%    323    -23.30%     -23.93%       1.43%
     December 31, 2006 ......      46     13.35       13.04      1.40%       2.20%    615     14.79%      13.89%       1.56%
     December 31, 2005 ......      59     11.63       11.45      1.40%       2.20%    689      4.40%       3.62%       1.25%
   Global Health Care Fund
     December 31, 2009 ......      85     11.01       11.24      1.40%       2.20%    933     25.83%      24.89%       0.29%
     December 31, 2008 ......     160      8.75        9.00      1.40%       2.20%  1,397    -29.61%     -30.18%       0.00%
     December 31, 2007 ......      54     12.43       12.89      1.40%       2.20%    672     10.29%       9.42%       0.00%
     December 31, 2006 ......      86     11.27       11.78      1.40%       2.20%    973      3.78%       2.97%       0.00%
     December 31, 2005 ......     244     10.86       11.44      1.40%       2.20%  2,650      6.68%       5.83%       0.00%
   Global Real Estate Fund
     December 31, 2009 ......      59     20.42       13.76      1.40%       2.20%  1,211     29.73%      28.72%       0.00%
     December 31, 2008 ......      80     15.74       10.69      1.40%       2.20%  1,257    -45.44%     -45.87%       5.01%
     December 31, 2007 ......     115     28.85       19.75      1.40%       2.20%  3,308     -6.85%      -7.58%       4.13%
     December 31, 2006 ......     201     30.97       21.37      1.40%       2.20%  6,210     40.64%      39.49%       1.12%
     December 31, 2005 ......     231     22.02       15.32      1.40%       2.20%  5,077     12.63%      11.74%       1.06%
   High Yield Fund
     December 31, 2009 ......     158     13.13       12.54      1.40%       2.20%  2,078     50.75%      49.46%       8.06%
     December 31, 2008 ......     192      8.71        8.39      1.40%       2.20%  1,672    -26.75%     -27.36%       7.94%
     December 31, 2007 ......     266     11.89       11.55      1.40%       2.20%  3,163     -0.17%      -0.94%       6.73%
     December 31, 2006 ......     248     11.91       11.66      1.40%       2.20%  2,954      9.17%       8.36%       9.08%
     December 31, 2005 ......     264     10.91       10.76      1.40%       2.20%  2,886      1.30%       0.47%       8.62%
   Mid Cap Core Equity Fund
     December 31, 2009 ......      32     15.60       12.26      1.40%       2.20%    495     27.97%      27.05%       1.06%
     December 31, 2008 ......      29     12.19        9.65      1.40%       2.20%    349    -29.66%     -30.22%       1.57%
     December 31, 2007 ......      26     17.33       13.83      1.40%       2.20%    450      7.77%       6.88%       0.04%
     December 31, 2006 ......      34     16.08       12.94      1.40%       2.20%    554      9.46%       8.56%       0.75%
     December 31, 2005 ......      37     14.69       11.92      1.40%       2.20%    543      5.76%       4.93%       0.29%
   Technology Fund
     December 31, 2009 ......      45      5.55        9.74      1.40%       2.20%    248     55.03%      54.11%       0.00%
     December 31, 2008 ......      25      3.58        6.32      1.40%       2.20%     89    -45.26%     -45.75%       0.00%
     December 31, 2007 ......      43      6.54       11.65      1.40%       2.20%    281      6.34%       5.33%       0.00%
     December 31, 2006 ......      73      6.15       11.06      1.40%       2.20%    450      8.85%       8.11%       0.00%
     December 31, 2005 ......      74      5.65       10.23      1.40%       2.20%    420      0.71%      -0.10%       0.00%
THE ALGER PORTFOLIOS:
   Capital Appreciation
     Portfolio
     December 31, 2009 ......     436     20.87       14.66      1.40%       2.20%  9,108     48.97%      47.78%       0.00%
     December 31, 2008 ......     465     14.01        9.92      1.40%       2.20%  6,521    -45.89%     -46.32%       0.00%
     December 31, 2007 ......     645     25.89       18.48      1.40%       2.20% 16,699     31.62%      30.60%       0.00%
     December 31, 2006 ......     790     19.67       14.15      1.40%       2.20% 15,542     17.64%      16.65%       0.00%
     December 31, 2005 ......     973     16.72       12.13      1.40%       2.20% 16,263     12.82%      12.00%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                       STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                       CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                               UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION               (000s)       UNIT VALUE           EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (CONTINUED)
   LargeCap Growth Portfolio
     December 31, 2009 ......     442  $  12.86  $    10.72      1.40%       2.20% $ 5,682     45.48%      44.47%       0.66%
     December 31, 2008 ......     520      8.84        7.42      1.40%       2.20%   4,592    -46.88%     -47.34%       0.22%
     December 31, 2007 ......     702     16.64       14.09      1.40%       2.20%  11,685     18.27%      17.32%       0.35%
     December 31, 2006 ......     882     14.07       12.01      1.40%       2.20%  12,418      3.68%       2.83%       0.13%
     December 31, 2005 ......   1,161     13.57       11.68      1.40%       2.20%  15,760     10.50%       9.67%       0.24%
   MidCap Growth Portfolio
     December 31, 2009 ......     297     16.91       10.08      1.40%       2.20%   5,013     49.51%      48.45%       0.00%
     December 31, 2008 ......     339     11.31        6.79      1.40%       2.20%   3,825    -58.92%     -59.27%       0.16%
     December 31, 2007 ......     521     27.53       16.67      1.40%       2.20%  14,331     29.74%      28.63%       0.00%
     December 31, 2006 ......     608     21.22       12.96      1.40%       2.20%  12,905      8.60%       7.82%       0.00%
     December 31, 2005 ......     837     19.54       12.02      1.40%       2.20%  16,343      8.31%       7.42%       0.00%
   SmallCap Growth Portfolio
     December 31, 2009 ......     160     11.05       13.21      1.40%       2.20%   1,769     43.51%      42.35%       0.00%
     December 31, 2008 ......     203      7.70        9.28      1.40%       2.20%   1,564    -47.33%     -47.78%       0.00%
     December 31, 2006 ......     307     14.62       17.77      1.40%       2.20%   4,489     15.57%      14.65%       0.00%
     December 31, 2006 ......     507     12.65       15.50      1.40%       2.20%   6,413     18.33%      17.42%       0.00%
     December 31, 2005 ......     621     10.69       13.20      1.40%       2.20%   6,633     15.32%      14.38%       0.00%
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2009 ......      27      9.80        9.49      1.40%       2.20%     265     19.08%      18.18%       4.72%
     December 31, 2008 ......      52      8.23        8.03      1.40%       2.20%     426    -41.42%     -41.90%       2.25%
     December 31, 2007 ......      64     14.05       13.82      1.40%       2.20%     897      3.69%       2.83%       1.29%
     December 31, 2006 ......      70     13.55       13.44      1.40%       2.20%     946     15.61%      14.77%       1.38%
     December 31, 2005 ......      70     11.72       11.71      1.40%       2.20%     822      3.44%       2.63%       1.49%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2009 ......      49     10.61       10.22      1.40%       2.20%     519     13.96%      13.05%       5.26%
     December 31, 2008 ......      45      9.31        9.04      1.40%       2.20%     423    -21.43%     -22.07%       3.34%
     December 31, 2007 ......      93     11.85       11.60      1.40%       2.20%   1,098      3.40%       2.56%       1.22%
     December 31, 2006 ......      37     11.46       11.31      1.40%       2.20%     426      8.11%       7.31%       2.64%
     December 31, 2005 ......      22     10.60       10.54      1.40%       2.20%     236      5.58%       4.98%       0.00%
     Inception May 1, 2005 ..      --     10.04       10.04       N/A         N/A       --       N/A         N/A         N/A
   Income & Growth Fund
     December 31, 2009 ......     212     11.14        9.75      1.40%       2.20%   2,358     16.53%      15.52%       4.84%
     December 31, 2008 ......     248      9.56        8.44      1.40%       2.20%   2,369    -35.54%     -36.01%       2.18%
     December 31, 2007 ......     335     14.83       13.19      1.40%       2.20%   4,969     -1.46%      -2.22%       2.08%
     December 31, 2006 ......     484     15.05       13.49      1.40%       2.20%   7,284     15.50%      14.52%       1.86%
     December 31, 2005 ......     588     13.03       11.78      1.40%       2.20%   7,665      3.17%       2.35%       2.07%
   Inflation Protection Fund
     December 31, 2009 ......       9     12.06       11.52      1.40%       2.20%     109      8.75%       7.87%       1.27%
     December 31, 2008 ......      33     11.09       10.68      1.40%       2.20%     368     -2.97%      -3.78%       5.05%
     December 31, 2007 ......      14     11.43       11.10      1.40%       2.20%     156      7.93%       7.14%       4.39%
     December 31, 2006 ......      13     10.59       10.36      1.40%       2.20%     133      0.19%      -0.67%       4.10%
     December 31, 2005 ......      11     10.57       10.43      1.40%       2.20%     113      0.19%      -0.67%       3.57%
   International Fund
     December 31, 2009 ......     126     12.94       12.80      1.40%       2.20%   1,625     31.91%      30.88%       2.19%
     December 31, 2008 ......     161      9.81        9.78      1.40%       2.20%   1,576    -45.59%     -46.06%       0.90%
     December 31, 2007 ......     268     18.03       18.13      1.40%       2.20%   4,824     16.40%      15.48%       0.78%
     December 31, 2006 ......     414     15.49       15.70      1.40%       2.20%   6,421     23.33%      22.37%       1.57%
     December 31, 2005 ......     435     12.56       12.83      1.40%       2.20%   5,459     11.64%      10.79%       1.22%
   Value Fund
     December 31, 2009 ......     307     15.47       10.87      1.40%       2.20%   4,746     18.18%      17.26%       5.95%
     December 31, 2008 ......     375     13.09        9.27      1.40%       2.20%   4,902    -27.80%     -28.36%       2.75%
     December 31, 2007 ......     564     18.13       12.94      1.40%       2.20%  10,215     -6.45%      -7.17%       1.74%
     December 31, 2006 ......     721     19.38       13.94      1.40%       2.20%  13,962     16.96%      16.07%       1.41%
     December 31, 2005 ......     966     16.57       12.01      1.40%       2.20%  15,990      3.63%       2.74%       0.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                       STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                       CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION               (000s)        UNIT VALUE          EXPENSE RATIO     (000s)       TOTAL RETURN        RATIO
---------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2009 ......       7  $  10.17  $     9.80      1.40%       2.20% $   69      8.31%       7.46%       1.45%
     December 31, 2008 ......      --      9.39        9.12      1.40%       2.20%     --    -11.25%     -11.97%       5.61%
     December 31, 2007 ......      --     10.58       10.36      1.40%       2.20%     --     -3.20%      -3.90%       4.69%
     December 31, 2006 ......      --     10.93       10.78      1.40%       2.20%     --      4.79%       3.85%       5.27%
     December 31, 2005 ......      --     10.43       10.38      1.40%       2.20%     --      3.68%       3.18%       0.00%
     Inception May 1, 2005 ..      --     10.06       10.06       N/A         N/A      --       N/A         N/A         N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index
     Portfolio
     December 31, 2009 ......      16     10.67       10.28      1.40%       2.20%    167     23.35%      22.38%       2.70%
     December 31, 2008 ......      16      8.65        8.40      1.40%       2.20%    141    -31.89%     -32.42%       0.75%
     December 31, 2007 ......      18     12.70       12.43      1.40%       2.20%    230     -2.08%      -2.81%       0.28%
     December 31, 2006 ......      14     12.97       12.79      1.40%       2.20%    177     12.88%      11.90%       0.59%
     December 31, 2005 ......       4     11.49       11.43      1.40%       2.20%     42     13.43%      12.83%       0.00%
     Inception May 1, 2005 ..      --     10.13       10.13       N/A         N/A      --       N/A         N/A         N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2009 ......     190      9.58       10.17      1.40%       2.20%  1,820     31.96%      30.89%       1.00%
     December 31, 2008 ......     213      7.26        7.77      1.40%       2.20%  1,545    -35.35%     -35.89%       0.77%
     December 31, 2007 ......     257     11.23       12.12      1.40%       2.20%  2,886      6.24%       5.48%       0.56%
     December 31, 2006 ......     341     10.57       11.49      1.40%       2.20%  3,602      7.75%       6.78%       0.12%
     December 31, 2005 ......     418      9.81       10.76      1.40%       2.20%  4,104      2.19%       1.41%       0.00%
DREYFUS STOCK INDEX FUND
     December 31, 2009 ......     733     11.12       10.18      1.40%       2.20%  8,151     24.52%      23.69%       2.06%
     December 31, 2008 ......     939      8.93        8.23      1.40%       2.20%  8,384    -38.03%     -38.54%       2.05%
     December 31, 2007 ......   1,184     14.41       13.39      1.40%       2.20% 17,048      3.82%       2.92%       1.63%
     December 31, 2006 ......   1,816     13.88       13.01      1.40%       2.20% 25,206     13.86%      13.03%       1.62%
     December 31, 2005 ......   2,299     12.19       11.51      1.40%       2.20% 28,011      3.31%       2.40%       1.58%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value
     Portfolio
     December 31, 2009 ......     153     14.54       12.92      1.40%       2.20%  2,228     29.13%      28.05%       4.42%
     December 31, 2008 ......     213     11.26       10.09      1.40%       2.20%  2,399    -38.20%     -38.66%       2.76%
     December 31, 2007 ......     330     18.22       16.45      1.40%       2.20%  6,008      2.71%       1.86%       1.73%
     December 31, 2006 ......     525     17.74       16.15      1.40%       2.20%  9,316     20.84%      19.99%       1.40%
     December 31, 2005 ......     604     14.68       13.46      1.40%       2.20%  8,867     10.38%       9.43%       0.00%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2009 ......     155     10.27       12.99      1.40%       2.20%  1,589     26.48%      25.51%       5.30%
     December 31, 2008 ......     123      8.12       10.35      1.40%       2.20%    996    -21.55%     -22.12%       6.23%
     December 31, 2007 ......     171     10.35       13.29      1.40%       2.20%  1,769      2.68%       1.76%       5.45%
     December 31, 2006 ......     252     10.08       13.06      1.40%       2.20%  2,544     14.03%      13.07%       5.49%
     December 31, 2005 ......     238      8.84       11.55      1.40%       2.20%  2,100      4.74%       4.05%       5.57%
   High Income Bond Fund II
     December 31, 2009 ......     207     14.59       13.02      1.40%       2.20%  3,016     50.72%      49.48%       9.01%
     December 31, 2008 ......     212      9.68        8.71      1.40%       2.20%  2,050    -27.05%     -27.60%      10.62%
     December 31, 2007 ......     370     13.27       12.03      1.40%       2.20%  4,914      2.00%       1.18%       9.11%
     December 31, 2006 ......     605     13.01       11.89      1.40%       2.20%  7,872      9.24%       8.39%       8.38%
     December 31, 2005 ......     652     11.91       10.97      1.40%       2.20%  7,761      1.28%       0.46%       9.02%
   International Equity
     Fund II
     December 31, 2009 ......      97     12.55       11.28      1.40%       2.20%  1,223     39.29%      38.24%       3.02%
     December 31, 2008 ......     129      9.01        8.16      1.40%       2.20%  1,159    -46.46%     -46.91%       0.66%
     December 31, 2007 ......     176     16.83       15.37      1.40%       2.20%  2,954      8.02%       7.11%       0.19%
     December 31, 2006 ......     245     15.58       14.35      1.40%       2.20%  3,821     17.23%      16.38%       0.20%
     December 31, 2005 ......     298     13.29       12.33      1.40%       2.20%  3,961      7.52%       6.66%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                       STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                       CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                               UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION               (000s)       UNIT VALUE           EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
   Enterprise Portfolio
     December 31, 2009 ......     518  $  15.31  $    13.65      1.40%       2.20% $ 7,926     42.82%      41.60%       0.00%
     December 31, 2008 ......     611     10.72        9.64      1.40%       2.20%   6,544    -44.51%     -44.95%       0.24%
     December 31, 2007 ......     752     19.32       17.51      1.40%       2.20%  14,526     20.37%      19.36%       0.21%
     December 31, 2006 ......     944     16.05       14.67      1.40%       2.20%  15,155     12.00%      11.14%       0.00%
     December 31, 2005 ......   1,155     14.33       13.20      1.40%       2.20%  16,554     10.74%       9.91%       0.00%
   Growth and Income Portfolio
     December 31, 2009 ......     172     13.65       10.98      1.40%       2.20%   2,350     37.32%      36.23%       0.81%
     December 31, 2008 ......     194      9.94        8.06      1.40%       2.20%   1,928    -42.01%     -42.47%       0.95%
     December 31, 2007 ......     271     17.14       14.01      1.40%       2.20%   4,634      7.26%       6.38%       1.87%
     December 31, 2006 ......     383     15.98       13.17      1.40%       2.20%   6,121      6.53%       5.70%       1.68%
     December 31, 2005 ......     466     15.00       12.46      1.40%       2.20%   7,012     10.78%       9.97%       0.64%
   Janus Portfolio
     December 31, 2009 ......     714     11.17       10.30      1.40%       2.20%   7,978     34.42%      33.42%       0.53%
     December 31, 2008 ......     841      8.31        7.72      1.40%       2.20%   6,991    -40.56%     -41.02%       0.72%
     December 31, 2007 ......   1,146     13.98       13.09      1.40%       2.20%  16,028     13.47%      12.55%       0.70%
     December 31, 2006 ......   1,421     12.32       11.63      1.40%       2.20%  17,503      9.80%       9.00%       0.47%
     December 31, 2005 ......   1,699     11.22       10.67      1.40%       2.20%  19,061      2.84%       2.01%       0.33%
   Overseas Portfolio
     December 31, 2009 ......      92     33.88       23.18      1.40%       2.20%   3,120     77.01%      75.61%       0.58%
     December 31, 2008 ......      98     19.14       13.20      1.40%       2.20%   1,870    -52.78%     -53.14%       1.25%
     December 31, 2007 ......     166     40.53       28.17      1.40%       2.20%   6,744     26.54%      25.48%       0.60%
     December 31, 2006 ......     220     32.03       22.45      1.40%       2.20%   7,047     45.00%      43.82%       2.04%
     December 31, 2005 ......     163     22.09       15.61      1.40%       2.20%   3,596     30.48%      29.44%       1.45%
   Worldwide Portfolio
     December 31, 2009 ......     509     11.09        9.95      1.40%       2.20%   5,641     35.74%      34.64%       1.42%
     December 31, 2008 ......     571      8.17        7.39      1.40%       2.20%   4,661    -45.42%     -45.86%       1.15%
     December 31, 2007 ......     728     14.97       13.65      1.40%       2.20%  10,897      8.09%       7.23%       0.72%
     December 31, 2006 ......     941     13.85       12.73      1.40%       2.20%  13,031     16.58%      15.62%       1.72%
     December 31, 2005 ......   1,193     11.88       11.01      1.40%       2.20%  14,171      4.39%       3.57%       1.34%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2009 ......      79     25.06       23.94      1.40%       2.20%   1,977     67.51%      66.13%       2.86%
     December 31, 2008 ......      76     14.96       14.41      1.40%       2.20%   1,137    -49.44%     -49.84%       1.53%
     December 31, 2007 ......     142     29.59       28.73      1.40%       2.20%   4,214     31.45%      30.41%       1.19%
     December 31, 2006 ......     149     22.51       22.03      1.40%       2.20%   3,348     28.12%      27.12%       0.41%
     December 31, 2005 ......     206     17.57       17.33      1.40%       2.20%   3,618     38.89%      37.65%       0.32%
   International Equity Portfolio
     December 31, 2009 ......      25     12.10       11.56      1.40%       2.20%     297     19.80%      18.81%       1.98%
     December 31, 2008 ......      26     10.10        9.73      1.40%       2.20%     259    -37.88%     -38.38%       1.54%
     December 31, 2007 ......      28     16.26       15.79      1.40%       2.20%     449      9.20%       8.37%       2.05%
     December 31, 2006 ......      37     14.89       14.57      1.40%       2.20%     547     20.86%      19.82%       1.25%
     December 31, 2005 ......      16     12.32       12.16      1.40%       2.20%     199      9.12%       8.28%       1.18%
   US Small-Mid Cap Equity Portfolio
     December 31, 2009 ......     114     16.99       11.18      1.40%       2.20%   1,937     50.62%      49.47%       0.00%
     December 31, 2008 ......     150     11.28        7.48      1.40%       2.20%   1,694    -37.37%     -37.87%       0.00%
     December 31, 2007 ......     223     18.01       12.04      1.40%       2.20%   4,015     -8.53%      -9.27%       0.00%
     December 31, 2006 ......     390     19.69       13.27      1.40%       2.20%   7,675     14.48%      13.52%       0.00%
     December 31, 2005 ......     490     17.20       11.69      1.40%       2.20%   8,428      2.56%       1.74%       0.00%
   US Strategic Equity Portfolio
     December 31, 2009 ......      45     10.76       10.01      1.40%       2.20%     480     25.12%      24.04%       0.94%
     December 31, 2008 ......      47      8.60        8.07      1.40%       2.20%     401    -36.20%     -36.66%       0.81%
     December 31, 2007 ......      59     13.48       12.74      1.40%       2.20%     801     -2.32%      -3.12%       0.91%
     December 31, 2006 ......     112     13.80       13.15      1.40%       2.20%   1,539     15.87%      14.95%       0.61%
     December 31, 2005 ......     130     11.91       11.44      1.40%       2.20%   1,550      1.88%       1.06%       0.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                       STANDARD    STD WITH    STANDARD    STD WITH              STANDARD    STD WITH
                                       CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET     CONTRACT   ALL RIDERS   INVESTMENT
                             UNITS    ----------------------   ---------------------    ASSETS   ---------------------     INCOME
FUND DESCRIPTION            (000s)         UNIT VALUE               EXPENSE RATIO      (000s)        TOTAL RETURN           RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS
VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
     December 31, 2009 ..         5   $    7.45   $    7.29       1.40%         2.20%  $    35     32.56%       31.59%        0.00%
     December 31, 2008 ..         3        5.62        5.54       1.40%         2.20%       20    -41.21%      -41.75%        0.00%
     December 31, 2007 ..         3        9.56        9.51       1.40%         2.20%       25     -3.43%       -3.94%        0.00%
     Inception April
       30, 2007 .........        --        9.90        9.90        N/A           N/A        --       N/A          N/A          N/A
   ClearBridge Equity Income Builder Portfolio
     December 31, 2009 ..         3        7.77        7.61       1.40%         2.20%       24     21.03%       20.22%        3.29%
     December 31, 2008 ..         3        6.42        6.33       1.40%         2.20%       18    -35.86%      -36.45%        0.82%
     December 31, 2007 ..         9       10.01        9.96       1.40%         2.20%       88      0.60%        0.10%        1.23%
     Inception April
       30, 2007 .........        --        9.95        9.95        N/A           N/A        --       N/A          N/A          N/A
   ClearBridge Fundamental Value Portfolio
     December 31, 2009 ..         9        7.58        7.41       1.40%         2.20%       66     27.61%       26.45%        1.26%
     December 31, 2008 ..        12        5.94        5.86       1.40%         2.20%       74    -37.47%      -37.99%        1.59%
     December 31, 2007 ..        14        9.50        9.45       1.40%         2.20%      132     -4.04%       -4.55%        1.07%
     Inception April
       30, 2007 .........        --        9.90        9.90        N/A           N/A        --       N/A          N/A          N/A
   ClearBridge Large Cap Growth Portfolio
     December 31, 2009 ..        21        8.61        8.43       1.40%         2.20%      180     40.46%       39.34%        0.24%
     December 31, 2008 ..        10        6.13        6.05       1.40%         2.20%       61    -38.21%      -38.70%        0.38%
     December 31, 2007 ..         6        9.92        9.87       1.40%         2.20%       58      0.20%       -0.30%        0.03%
     Inception April
       30, 2007 .........        --        9.90        9.90        N/A           N/A        --       N/A          N/A          N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset
     Global High Yield
     Bond Portfolio
     December 31, 2009 ..        12       11.87       11.43       1.40%         2.20%      145     53.36%       52.20%       11.81%
     December 31, 2008 ..         9        7.74        7.51       1.40%         2.20%       67    -31.75%      -32.34%        8.15%
     December 31, 2007 ..        16       11.34       11.10       1.40%         2.20%      182     -1.48%       -2.29%        5.18%
     December 31, 2006 ..        17       11.51       11.36       1.40%         2.20%      201      9.10%        8.29%        5.17%
     December 31, 2005 ..         9       10.55       10.49       1.40%         2.20%       98      5.39%        4.80%       17.90%
     Inception May 1,
       2005 .............        --       10.01       10.01        N/A           N/A        --       N/A          N/A          N/A
   Western Asset Strategic Bond Portfolio
     December 31, 2009 ..        35       10.98       10.49       1.40%         2.20%      414     20.13%       19.20%        3.65%
     December 31, 2008 ..        47        9.14        8.80       1.40%         2.20%      460    -18.17%      -18.89%        4.35%
     December 31, 2007 ..       116       11.17       10.85       1.40%         2.20%    1,366      0.54%       -0.18%        4.00%
     December 31, 2006 ..       133       11.11       10.87       1.40%         2.20%    1,477      3.64%        2.74%        4.39%
     December 31, 2005 ..       124       10.72       10.58       1.40%         2.20%    1,332      1.04%        0.19%       11.04%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2009 ..        32       14.61       11.85       1.40%         2.20%      474     21.65%       20.67%        2.56%
     December 31, 2008 ..        62       12.01        9.82       1.40%         2.20%      741    -27.21%      -27.79%        3.34%
     December 31, 2007 ..        95       16.50       13.60       1.40%         2.20%    1,565      1.73%        0.89%        2.55%
     December 31, 2006 ..        71       16.22       13.48       1.40%         2.20%    1,147     12.95%       12.05%        2.50%
     December 31, 2005 ..        70       14.36       12.03       1.40%         2.20%    1,002      2.35%        1.52%        2.17%
   Growth and Income Portfolio
     December 31, 2009 ..       354       13.38        9.77       1.40%         2.20%    4,745     17.27%       16.31%        0.95%
     December 31, 2008 ..       444       11.41        8.40       1.40%         2.20%    5,065    -37.34%      -37.82%        1.33%
     December 31, 2007 ..       610       18.21       13.51       1.40%         2.20%   11,099      2.02%        1.20%        0.98%
     December 31, 2006 ..     1,006       17.85       13.35       1.40%         2.20%   17,959     15.61%       14.69%        1.25%
     December 31, 2005 ..     1,167       15.44       11.64       1.40%         2.20%   18,008      1.85%        1.04%        0.91%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
     December 31, 2009 ..        30        9.65       12.28       1.40%         2.20%      288     29.70%       28.72%        0.00%
     December 31, 2008 ..        70        7.44        9.54       1.40%         2.20%      524    -44.14%      -44.60%        0.00%
     December 31, 2007 ..        67       13.32       17.22       1.40%         2.20%      892     20.87%       19.83%        0.00%
     December 31, 2006 ..       106       11.02       14.37       1.40%         2.20%    1,173     13.03%       12.18%        0.00%
     December 31, 2005 ..        85        9.75       12.81       1.40%         2.20%      824     12.20%       11.29%        0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                       STANDARD    STD WITH    STANDARD    STD WITH              STANDARD    STD WITH
                                       CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET     CONTRACT   ALL RIDERS   INVESTMENT
                             UNITS    ----------------------   ---------------------   ASSETS    ---------------------     INCOME
FUND DESCRIPTION            (000s)         UNIT VALUE               EXPENSE RATIO      (000s)        TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
   Partners Portfolio
     December 31, 2009 ..       172   $   11.88   $    11.56       1.40%        2.20%  $ 2,043     53.89%        52.71%       2.45%
     December 31, 2008 ..       222        7.72         7.57       1.40%        2.20%    1,712    -53.07%       -53.44%       0.48%
     December 31, 2007 ..       302       16.45        16.26       1.40%        2.20%    4,965      7.80%         6.90%       0.61%
     December 31, 2006 ..       305       15.26        15.21       1.40%        2.20%    4,659     10.66%         9.82%       0.64%
     December 31, 2005 ..       406       13.79        13.85       1.40%        2.20%    5,600     16.47%        15.51%       1.00%
   Regency Portfolio
     December 31, 2009 ..        58       14.97        11.22       1.40%        2.20%      863     44.50%        43.30%       1.85%
     December 31, 2008 ..        66       10.36         7.83       1.40%        2.20%      684    -46.57%       -46.99%       1.13%
     December 31, 2007 ..        91       19.39        14.77       1.40%        2.20%    1,773      1.84%         1.10%       0.43%
     December 31, 2006 ..       110       19.04        14.61       1.40%        2.20%    2,099      9.61%         8.71%       0.35%
     December 31, 2005 ..       104       17.37        13.44       1.40%        2.20%    1,796     10.50%         9.62%       0.08%
   Short Duration Bond Portfolio
     December 31, 2009 ..       186       12.21         9.62       1.40%        2.20%    2,271     11.71%        10.96%       7.92%
     December 31, 2008 ..       198       10.93         8.67       1.40%        2.20%    2,166    -14.61%       -15.33%       4.26%
     December 31, 2007 ..       298       12.80        10.24       1.40%        2.20%    3,805      3.31%         2.50%       2.66%
     December 31, 2006 ..       398       12.39         9.99       1.40%        2.20%    4,932      2.74%         1.94%       2.88%
     December 31, 2005 ..       538       12.06         9.80       1.40%        2.20%    6,486      0.08%        -0.81%       2.39%
   Small Cap Growth Portfolio
     December 31, 2009 ..         9       10.43         8.07       1.40%        2.20%       91     21.00%        20.09%       0.00%
     December 31, 2008 ..         8        8.62         6.72       1.40%        2.20%       69    -40.30%       -40.79%       0.00%
     December 31, 2007 ..         9       14.44        11.35       1.40%        2.20%      124     -0.89%        -1.73%       0.00%
     December 31, 2006 ..        14       14.57        11.55       1.40%        2.20%      211      3.77%         2.94%       0.00%
     December 31, 2005 ..        16       14.04        11.22       1.40%        2.20%      226      1.52%         0.72%       0.00%
   Socially Responsive Portfolio
     December 31, 2009 ..         4       10.96        10.47       1.40%        2.20%       47     29.55%        28.62%       1.90%
     December 31, 2008 ..         3        8.46         8.14       1.40%        2.20%       24    -40.25%       -40.80%       0.60%
     December 31, 2007 ..        15       14.16        13.75       1.40%        2.20%      211      6.07%         5.28%       0.07%
     December 31, 2006 ..        13       13.35        13.06       1.40%        2.20%      176     12.18%        11.24%       0.18%
     December 31, 2005 ..        19       11.90        11.74       1.40%        2.20%      223      5.40%         4.54%       0.00%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
     December 31, 2009 ..       726        8.91         8.72       1.40%        2.20%    6,472     20.08%        19.13%       1.76%
     December 31, 2008 ..       881        7.42         7.32       1.40%        2.20%    6,534    -24.21%       -24.77%       2.01%
     December 31, 2007 ..     1,181        9.79         9.73       1.40%        2.20%   11,556     -2.39%        -2.99%       1.12%
     Inception May 1,
       2007 .............        --       10.03        10.03        N/A          N/A        --       N/A           N/A         N/A
   JNF Equity Portfolio
     December 31, 2009 ..       602        6.75         6.61       1.40%        2.20%    4,066     33.14%        32.20%       0.98%
     December 31, 2008 ..       732        5.07         5.00       1.40%        2.20%    3,714    -43.42%       -43.88%       0.15%
     December 31, 2007 ..     1,051        8.96         8.91       1.40%        2.20%    9,415    -10.49%       -10.99%       0.00%
     Inception May 1,
       2007 .............        --       10.01        10.01        N/A          N/A        --       N/A           N/A         N/A
   JNF Loomis Sayles Bond Portfolio
     December 31, 2009 ..        11       10.58        10.44       1.40%        2.20%      119     38.85%        37.91%       8.15%
     December 31, 2008 ..         3        7.62         7.57       1.40%        2.20%       27    -23.80%       -24.30%       5.14%
     Inception May 1,
       2008 .............        --       10.00        10.00        N/A          N/A        --       N/A           N/A         N/A
   JNF Money Market Portfolio
     December 31, 2009 ..     1,673        9.96         9.82       1.40%        2.20%   16,664     -1.09%        -2.00%       0.28%
     December 31, 2008 ..     2,401       10.07        10.02       1.40%        2.20%   24,184      0.70%         0.20%       1.67%
     Inception April
       30, 2008 .........        --       10.00        10.00        N/A          N/A        --       N/A           N/A         N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2009 ..        85       11.03        10.71       1.40%        2.20%      940     19.89%        18.87%       9.36%
     December 31, 2008 ..        21        9.20         9.01       1.40%        2.20%      196    -17.04%       -17.64%       8.10%
     December 31, 2007 ..         4       11.09        10.94       1.40%        2.20%       48      6.84%         5.91%       9.91%
     December 31, 2006 ..        --       10.38        10.33       1.40%        2.20%        2      4.11%         3.61%       2.91%
     Inception May 1,
       2006 .............        --        9.97         9.97        N/A          N/A        --       N/A           N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                       STANDARD    STD WITH    STANDARD    STD WITH              STANDARD    STD WITH
                                       CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET     CONTRACT   ALL RIDERS   INVESTMENT
                             UNITS    ----------------------   ---------------------   ASSETS    ---------------------     INCOME
FUND DESCRIPTION            (000s)         UNIT VALUE               EXPENSE RATIO      (000s)        TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
   CommodityRealReturn Strategy Portfolio
     December 31, 2009 ..        22   $    8.94   $    8.68        1.40%        2.20%  $   195     39.47%        38.44%       6.56%
     December 31, 2008 ..        13        6.41        6.27        1.40%        2.20%       82    -44.55%       -45.05%       3.75%
     December 31, 2007 ..        19       11.56       11.41        1.40%        2.20%      217     21.43%        20.61%       6.83%
     December 31, 2006 ..        13        9.52        9.46        1.40%        2.20%      120     -5.74%        -6.34%       4.08%
     Inception May 1,
       2006 .............        --       10.10       10.10         N/A          N/A        --       N/A           N/A         N/A
   Emerging Markets Bond Portfolio
     December 31, 2009 ..         9       12.14       11.79        1.40%        2.20%      106     28.74%        27.74%       5.77%
     December 31, 2008 ..         3        9.43        9.23        1.40%        2.20%       31    -15.80%       -16.47%       6.55%
     December 31, 2007 ..         2       11.20       11.05        1.40%        2.20%       23      4.38%         3.46%       5.73%
     December 31, 2006 ..         2       10.73       10.68        1.40%        2.20%       20      7.52%         7.01%       3.65%
     Inception May 1,
       2006 .............        --        9.98        9.98         N/A          N/A        --       N/A           N/A         N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2009 ..         3       11.47       11.14        1.40%        2.20%       38     14.02%        13.10%       3.40%
     December 31, 2008 ..        --       10.06        9.85        1.40%        2.20%        5     -3.82%        -4.55%       2.90%
     December 31, 2007 ..         1       10.46       10.32        1.40%        2.20%        8      2.25%         1.38%       3.38%
     December 31, 2006 ..         1       10.23       10.18        1.40%        2.20%       15      2.20%         1.70%       2.33%
     Inception May 1,
       2006 .............        --       10.01       10.01         N/A          N/A        --       N/A           N/A         N/A
   Global Bond Unhedged Portfolio
     December 31, 2009 ..        39       12.38       12.02        1.40%        2.20%      485     15.16%        14.26%       3.15%
     December 31, 2008 ..        49       10.75       10.52        1.40%        2.20%      526     -2.18%        -3.04%       3.34%
     December 31, 2007 ..        30       10.99       10.85        1.40%        2.20%      335      8.17%         7.32%       3.31%
     December 31, 2006 ..         5       10.16       10.11        1.40%        2.20%       52      1.60%         1.10%       2.32%
     Inception May 1,
       2006 .............        --       10.00       10.00         N/A          N/A        --       N/A           N/A         N/A
   High Yield Portfolio
     December 31, 2009 ..         8       11.21       10.89        1.40%        2.20%       91     38.22%        37.33%       8.78%
     December 31, 2008 ..        11        8.11        7.93        1.40%        2.20%       90    -24.56%       -25.19%       7.76%
     December 31, 2007 ..        19       10.75       10.60        1.40%        2.20%      200      2.09%         1.24%       7.01%
     December 31, 2006 ..         7       10.53       10.47        1.40%        2.20%       78      5.41%         4.80%       4.55%
     Inception May 1,
       2006 .............        --        9.99        9.99         N/A          N/A        --       N/A           N/A         N/A
   Real Return Portfolio
     December 31, 2009 ..       186       13.18       12.00        1.40%        2.20%    2,452     16.74%        15.72%       3.19%
     December 31, 2008 ..       200       11.29       10.37        1.40%        2.20%    2,253     -8.36%        -9.04%       3.53%
     December 31, 2007 ..       170       12.32       11.40        1.40%        2.20%    2,094      9.12%         8.16%       4.68%
     December 31, 2006 ..       172       11.29       10.54        1.40%        2.20%    1,938     -0.70%        -1.40%       4.18%
     December 31, 2005 ..       309       11.37       10.69        1.40%        2.20%    3,509      0.71%        -0.19%       2.85%
   Short-Term Portfolio
     December 31, 2009 ..        51       11.20       10.71        1.40%        2.20%      572      6.26%         5.52%       2.15%
     December 31, 2008 ..        72       10.54       10.15        1.40%        2.20%      764     -1.68%        -2.50%       3.67%
     December 31, 2007 ..        81       10.72       10.41        1.40%        2.20%      864      2.98%         2.16%       4.69%
     December 31, 2006 ..        46       10.41       10.19        1.40%        2.20%      479      2.87%         2.00%       4.28%
     December 31, 2005 ..        65       10.12        9.99        1.40%        2.20%      656      1.10%         0.30%       2.83%
   Total Return Portfolio
     December 31, 2009 ..       450       13.48       12.82        1.40%        2.20%    6,067     12.43%        11.58%       5.20%
     December 31, 2008 ..       355       11.99       11.49        1.40%        2.20%    4,257      3.36%         2.50%       4.47%
     December 31, 2007 ..       365       11.60       11.21        1.40%        2.20%    4,239      7.21%         6.36%       4.81%
     December 31, 2006 ..       339       10.82       10.54        1.40%        2.20%    3,672      2.37%         1.64%       4.45%
     December 31, 2005 ..       270       10.57       10.37        1.40%        2.20%    2,855      1.05%         0.19%       3.52%
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
     December 31, 2009 ..       101       10.00       10.86        1.40%        2.20%    1,013     12.36%        11.38%       2.98%
     December 31, 2008 ..       129        8.90        9.75        1.40%        2.20%    1,151    -31.49%       -32.01%       2.46%
     December 31, 2007 ..       195       12.99       14.34        1.40%        2.20%    2,535     -0.84%        -1.65%       2.13%
     December 31, 2006 ..       428       13.10       14.58        1.40%        2.20%    5,614     20.40%        19.51%       2.44%
     December 31, 2005 ..       243       10.88       12.20        1.40%        2.20%    2,650      4.02%         3.21%       2.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                       STANDARD    STD WITH    STANDARD    STD WITH              STANDARD    STD WITH
                                       CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET     CONTRACT   ALL RIDERS   INVESTMENT
                             UNITS    ----------------------   ---------------------   ASSETS    ---------------------     INCOME
FUND DESCRIPTION            (000s)         UNIT VALUE               EXPENSE RATIO      (000s)        TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
   Fund Portfolio
     December 31, 2009 ..        34   $    9.17   $   10.63        1.40%        2.20%  $   308     23.09%        22.18%       1.48%
     December 31, 2008 ..        60        7.45        8.70        1.40%        2.20%      451    -35.27%       -35.79%       1.36%
     December 31, 2007 ..       124       11.51       13.55        1.40%        2.20%    1,424      3.32%         2.50%       0.91%
     December 31, 2006 ..       249       11.14       13.22        1.40%        2.20%    2,771     14.72%        13.87%       1.10%
     December 31, 2005 ..       272        9.71       11.61        1.40%        2.20%    2,639      4.53%         3.66%       1.11%
   High Yield Portfolio
     December 31, 2009 ..        41       11.63       11.20        1.40%        2.20%      478     57.80%        56.64%       8.24%
     December 31, 2008 ..        57        7.37        7.15        1.40%        2.20%      424    -36.52%       -37.06%       7.47%
     December 31, 2007 ..        57       11.61       11.36        1.40%        2.20%      657      4.13%         3.27%       5.06%
     December 31, 2006 ..        71       11.15       11.00        1.40%        2.20%      791      6.80%         5.87%       5.00%
     December 31, 2005 ..        --       10.44       10.39        1.40%        2.20%        1      4.40%         3.90%       3.51%
     Inception May 1,
       2005 .............        --       10.00       10.00         N/A          N/A        --       N/A           N/A         N/A
   Mid Cap Value Portfolio
     December 31, 2009 ..         7       10.12        9.75        1.40%        2.20%       74     23.57%        22.64%       0.49%
     December 31, 2008 ..         7        8.19        7.95        1.40%        2.20%       54    -34.69%       -35.21%       1.93%
     December 31, 2007 ..        10       12.54       12.27        1.40%        2.20%      128      3.89%         3.02%       0.83%
     December 31, 2006 ..        19       12.07       11.91        1.40%        2.20%      223     10.73%         9.77%       0.00%
     December 31, 2005 ..        12       10.90       10.85        1.40%        2.20%      129      8.35%         7.85%       0.12%
     Inception May 1,
       2005 .............        --       10.06       10.06         N/A          N/A        --       N/A           N/A         N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2009 ..        42       19.46       12.78        1.40%        2.20%      826     55.93%        54.53%       0.00%
     December 31, 2008 ..        47       12.48        8.27        1.40%        2.20%      586    -44.09%       -44.46%       2.05%
     December 31, 2007 ..        83       22.32       14.89        1.40%        2.20%    1,846      2.53%         1.64%       1.24%
     December 31, 2006 ..       105       21.77       14.65        1.40%        2.20%    2,275     19.42%        18.53%       0.18%
     December 31, 2005 ..        80       18.23       12.36        1.40%        2.20%    1,453     10.02%         9.19%       0.47%
   Small-Cap Portfolio
     December 31, 2009 ..        88       19.34       13.46        1.40%        2.20%    1,694     33.29%        32.22%       0.00%
     December 31, 2008 ..       101       14.51       10.18        1.40%        2.20%    1,460    -28.20%       -28.76%       0.60%
     December 31, 2007 ..       125       20.21       14.29        1.40%        2.20%    2,501     -3.49%        -4.22%       0.04%
     December 31, 2006 ..       197       20.94       14.92        1.40%        2.20%    4,098     13.99%        13.03%       0.06%
     December 31, 2005 ..       239       18.37       13.20        1.40%        2.20%    4,373      7.05%         6.19%       0.00%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2009 ..        23       10.80       10.40        1.40%        2.20%      252     37.40%        36.30%       0.64%
     December 31, 2008 ..        41        7.86        7.63        1.40%        2.20%      323    -43.86%       -44.35%       0.31%
     December 31, 2007 ..        41       14.00       13.71        1.40%        2.20%      578     12.18%        11.28%       0.49%
     December 31, 2006 ..        13       12.48       12.32        1.40%        2.20%      161     10.74%         9.90%       0.22%
     December 31, 2005 ..        --       11.27       11.21        1.40%        2.20%        3     12.25%        11.65%       0.46%
     Inception May 1,
       2005 .............        --       10.04       10.04         N/A          N/A        --       N/A           N/A         N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2009 ..         3        9.82        9.46        1.40%        2.20%       27     20.94%        19.90%       1.87%
     December 31, 2008 ..         7        8.12        7.89        1.40%        2.20%       61    -31.07%       -31.57%       1.09%
     December 31, 2007 ..         8       11.78       11.53        1.40%        2.20%       90      4.71%         3.87%       2.21%
     December 31, 2006 ..         4       11.25       11.10        1.40%        2.20%       46      6.84%         6.02%       5.26%
     December 31, 2005 ..        --       10.53       10.47        1.40%        2.20%        4      4.99%         4.39%       0.68%
     Inception May 1,
       2005 .............        --       10.03       10.03         N/A          N/A        --       N/A           N/A         N/A
   All-Cap Opportunity Fund
     December 31, 2009 ..        19       14.92       11.60        1.40%        2.20%      278     25.48%        24.46%       0.10%
     December 31, 2008 ..        19       11.89        9.32        1.40%        2.20%      230    -41.54%       -42.00%       0.00%
     December 31, 2007 ..        30       20.34       16.07        1.40%        2.20%      610     21.00%        20.01%       0.00%
     December 31, 2006 ..        17       16.81       13.39        1.40%        2.20%      288      9.87%         9.04%       0.00%
     December 31, 2005 ..        33       15.30       12.28        1.40%        2.20%      512     12.17%        11.23%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                         STANDARD    STD WITH    STANDARD    STD WITH             STANDARD    STD WITH
                                         CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET    CONTRACT   ALL RIDERS   INVESTMENT
                                UNITS    ---------------------   ---------------------   ASSETS   ---------------------     INCOME
FUND DESCRIPTION                (000s)        UNIT VALUE             EXPENSE RATIO       (000s)       TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Banking Fund
      December 31, 2009 .....       18    $ 4.84     $  4.62       1.40%       2.20%     $   88     -4.72%     -5.52%        1.74%
      December 31, 2008 .....       66      5.08        4.89       1.40%       2.20%        337    -42.01%    -42.47%        0.11%
      December 31, 2007 .....       12      8.76        8.50       1.40%       2.20%        106    -28.08%    -28.69%        4.53%
      December 31, 2006 .....       17     12.18       11.92       1.40%       2.20%        211      9.73%      8.86%        2.72%
      December 31, 2005 .....        6     11.10       10.95       1.40%       2.20%         69     -4.15%     -4.87%        0.90%
   Basic Materials Fund
      December 31, 2009 .....       52     16.68       15.94       1.40%       2.20%        860     53.31%     52.10%        0.19%
      December 31, 2008 .....      114     10.88       10.48       1.40%       2.20%      1,243    -46.17%    -46.61%        0.64%
      December 31, 2007 .....      146     20.21       19.63       1.40%       2.20%      2,944     32.09%     31.04%        0.14%
      December 31, 2006 .....      126     15.30       14.98       1.40%       2.20%      1,936     20.57%     19.65%        1.74%
      December 31, 2005 .....       74     12.69       12.52       1.40%       2.20%        942      2.59%      1.79%        0.65%
   Biotechnology Fund
      December 31, 2009 .....        7     10.06        9.61       1.40%       2.20%         70     16.71%     15.78%        0.00%
      December 31, 2008 .....       17      8.62        8.30       1.40%       2.20%        144    -13.02%    -13.72%        0.00%
      December 31, 2007 .....        5      9.91        9.62       1.40%       2.20%         46      3.01%      2.12%        0.00%
      December 31, 2006 .....        8      9.62        9.42       1.40%       2.20%         77     -4.66%     -5.42%        0.00%
      December 31, 2005 .....       41     10.09        9.96       1.40%       2.20%        410      9.08%      8.26%        0.00%
   Consumer Products Fund
      December 31, 2009 .....        9     11.50       10.99       1.40%       2.20%        103     17.47%     16.54%        1.35%
      December 31, 2008 .....       22      9.79        9.43       1.40%       2.20%        221    -24.46%    -25.04%        0.27%
      December 31, 2007 .....       10     12.96       12.58       1.40%       2.20%        125      9.55%      8.64%        1.78%
      December 31, 2006 .....       18     11.83       11.58       1.40%       2.20%        210     15.75%     14.88%        0.94%
      December 31, 2005 .....       17     10.22       10.08       1.40%       2.20%        175     -1.73%     -2.61%        0.60%
   Dow 2X Strategy Fund
      December 31, 2009 .....       17      7.32        7.01       1.40%       2.20%        126     34.81%     33.78%        0.00%
      December 31, 2008 .....       27      5.43        5.24       1.40%       2.20%        146    -62.21%    -62.52%        0.78%
      December 31, 2007 .....       44     14.37       13.98       1.40%       2.20%        633      6.60%      5.75%        1.07%
      December 31, 2006 .....       36     13.48       13.22       1.40%       2.20%        480     28.75%     27.73%        1.24%
      December 31, 2005 .....        1     10.47       10.35       1.40%       2.20%         14     -5.16%     -5.91%        0.82%
   Electronics Fund
      December 31, 2009 .....       24      7.55        7.21       1.40%       2.20%        180     69.66%     68.07%        0.00%
      December 31, 2008 .....       --      4.45        4.29       1.40%       2.20%          1    -50.83%    -51.19%        0.00%
      December 31, 2007 .....        5      9.05        8.79       1.40%       2.20%         47     -3.93%     -4.66%        0.00%
      December 31, 2006 .....        2      9.42        9.22       1.40%       2.20%         21      1.07%      0.22%        0.00%
      December 31, 2005 .....       11      9.32        9.20       1.40%       2.20%        105      2.42%      1.66%        0.00%
   Energy Fund
      December 31, 2009 .....       62     17.41       16.64       1.40%       2.20%      1,083     36.55%     35.50%        0.00%
      December 31, 2008 .....       65     12.75       12.28       1.40%       2.20%        826    -46.79%    -47.21%        0.00%
      December 31, 2007 .....       91     23.96       23.26       1.40%       2.20%      2,176     31.36%     30.31%        0.00%
      December 31, 2006 .....       89     18.24       17.85       1.40%       2.20%      1,627     10.41%      9.44%        0.00%
      December 31, 2005 .....      169     16.52       16.31       1.40%       2.20%      2,799     36.53%     35.58%        0.02%
   Energy Services Fund
      December 31, 2009 .....       70     17.51       16.73       1.40%       2.20%      1,221     60.20%     58.88%        0.00%
      December 31, 2008 .....      106     10.93       10.53       1.40%       2.20%      1,160    -58.20%    -58.53%        0.00%
      December 31, 2007 .....      154     26.15       25.39       1.40%       2.20%      4,038     35.21%     34.13%        0.00%
      December 31, 2006 .....      105     19.34       18.93       1.40%       2.20%      2,031      9.45%      8.54%        0.00%
      December 31, 2005 .....      222     17.67       17.44       1.40%       2.20%      3,932     46.15%     45.09%        0.00%
   Europe 1.25X Strategy Fund
      December 31, 2009 .....       17     10.70       10.23       1.40%       2.20%        178     33.75%     32.68%        2.62%
      December 31, 2008 .....       30      8.00        7.71       1.40%       2.20%        241    -55.51%    -55.84%        0.60%
      December 31, 2007 .....       57     17.98       17.46       1.40%       2.20%      1,033     11.54%     10.65%        2.41%
      December 31, 2006 .....       67     16.12       15.78       1.40%       2.20%      1,075     27.63%     26.65%        3.19%
      December 31, 2005 .....       19     12.63       12.46       1.40%       2.20%        241      4.90%      4.09%        0.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                         STANDARD    STD WITH    STANDARD    STD WITH             STANDARD    STD WITH
                                         CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET    CONTRACT   ALL RIDERS   INVESTMENT
                                UNITS    ---------------------   ---------------------   ASSETS   ---------------------     INCOME
FUND DESCRIPTION                (000s)        UNIT VALUE             EXPENSE RATIO       (000s)       TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Financial Services Fund
      December 31, 2009 .....       13    $ 6.52      $ 6.23       1.40%       2.20%     $   87     18.12%     17.11%        2.27%
      December 31, 2008 .....       12      5.52        5.32       1.40%       2.20%         69    -48.79%    -49.14%        0.00%
      December 31, 2007 .....        3     10.78       10.46       1.40%       2.20%         35    -19.91%    -20.64%        0.78%
      December 31, 2006 .....       31     13.46       13.18       1.40%       2.20%        423     15.14%     14.21%        2.28%
      December 31, 2005 .....       16     11.69       11.54       1.40%       2.20%        184      1.92%      1.14%        0.98%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2009 .....       14     10.94       10.99       1.40%       2.20%        151    -32.51%    -33.03%        2.10%
      December 31, 2008 .....       94     16.21       16.41       1.40%       2.20%      1,531     42.82%     41.71%        2.63%
      December 31, 2007 .....      113     11.35       11.58       1.40%       2.20%      1,281      8.20%      7.42%        3.51%
      December 31, 2006 .....       58     10.49       10.78       1.40%       2.20%        607     -4.46%     -5.27%        3.68%
      December 31, 2005 .....       43     10.98       11.38       1.40%       2.20%        474      6.19%      5.37%        3.32%
   Health Care Fund
      December 31, 2009 .....       10     10.83       10.35       1.40%       2.20%        111     22.93%     21.91%        0.00%
      December 31, 2008 .....       23      8.81        8.49       1.40%       2.20%        200    -25.90%    -26.49%        0.00%
      December 31, 2007 .....       60     11.89       11.55       1.40%       2.20%        715      4.48%      3.68%        0.00%
      December 31, 2006 .....       72     11.38       11.14       1.40%       2.20%        819      3.74%      2.86%        0.00%
      December 31, 2005 .....       86     10.97       10.83       1.40%       2.20%        943      9.05%      8.30%        0.00%
   Internet Fund
      December 31, 2009 .....       12     11.39       10.88       1.40%       2.20%        137     63.65%     62.15%        0.00%
      December 31, 2008 .....        3      6.96        6.71       1.40%       2.20%         21    -45.67%    -46.06%        0.00%
      December 31, 2007 .....       12     12.81       12.44       1.40%       2.20%        156      8.84%      7.99%        0.00%
      December 31, 2006 .....        3     11.77       11.52       1.40%       2.20%         40      8.18%      7.26%        0.00%
      December 31, 2005 .....       12     10.88       10.74       1.40%       2.20%        128     -2.77%     -3.50%        0.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2009 .....       14      5.23        5.01       1.40%       2.20%         73    -45.41%    -45.84%        0.00%
      December 31, 2008 .....       35      9.58        9.25       1.40%       2.20%        333     58.61%     57.31%        0.74%
      December 31, 2007 .....        3      6.04        5.88       1.40%       2.20%         17    -10.25%    -10.91%        0.83%
      December 31, 2006 .....       40      6.73        6.60       1.40%       2.20%        272    -22.91%    -23.52%        2.45%
      December 31, 2005              2      8.73        8.63       1.40%       2.20%         16      0.23%     -0.58%        1.23%
   Inverse Government Long Bond Strategy Fund
      December 31, 2009 .....       55      6.58        6.23       1.40%       2.20%        361     17.71%     16.67%        0.00%
      December 31, 2008 .....        5      5.59        5.34       1.40%       2.20%         30    -31.24%    -31.71%        0.03%
      December 31, 2007 .....        8      8.13        7.82       1.40%       2.20%         62     -5.79%     -6.57%        5.46%
      December 31, 2006 .....       12      8.63        8.37       1.40%       2.20%        104      6.54%      5.82%        0.20%
      December 31, 2005 .....      100      8.10        7.91       1.40%       2.20%        806     -6.47%     -7.38%        0.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2009 .....        2      6.14        5.88       1.40%       2.20%         12    -36.17%    -36.64%        0.00%
      December 31, 2008 .....        6      9.62        9.28       1.40%       2.20%         62     32.51%     31.44%        1.66%
      December 31, 2007 .....       --      7.26        7.06       1.40%       2.20%          2     -3.33%     -4.08%        1.68%
      December 31, 2006 .....        5      7.51        7.36       1.40%       2.20%         39     -5.18%     -6.00%        2.28%
      December 31, 2005 .....       --      7.92        7.83       1.40%       2.20%         --     -9.38%    -10.10%        0.00%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2009 .....        5      6.32        6.04       1.40%       2.20%         34    -40.93%    -41.42%        0.07%
      December 31, 2008 .....       16     10.70       10.31       1.40%       2.20%        175     45.98%     44.80%        0.23%
      December 31, 2007 .....        4      7.33        7.12       1.40%       2.20%         30    -12.53%    -13.28%       10.42%
      December 31, 2006 .....       87      8.38        8.21       1.40%       2.20%        727     -2.78%     -3.53%        6.34%
      December 31, 2005 .....       12      8.62        8.51       1.40%       2.20%        105     -0.12%     -0.93%        0.00%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2009 .....       60      5.94        5.69       1.40%       2.20%        357    -33.78%    -34.30%        0.00%
      December 31, 2008 .....        9      8.97        8.66       1.40%       2.20%         79     23.05%     21.97%        0.34%
      December 31, 2007 .....      167      7.29        7.10       1.40%       2.20%      1,220      3.85%      3.05%       12.34%
      December 31, 2006 .....       87      7.02        6.89       1.40%       2.20%        613    -13.23%    -13.77%        5.17%
      December 31, 2005 .....       75      8.09        7.99       1.40%       2.20%        604     -4.37%     -5.22%        9.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                         STANDARD    STD WITH    STANDARD    STD WITH             STANDARD    STD WITH
                                         CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET    CONTRACT   ALL RIDERS   INVESTMENT
                                UNITS    ---------------------   ---------------------   ASSETS   ---------------------     INCOME
FUND DESCRIPTION                (000s)        UNIT VALUE             EXPENSE RATIO       (000s)       TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse S&P 500 Strategy Fund
      December 31, 2009 .....       20    $ 6.18      $ 7.06       1.40%       2.20%     $  123    -28.55%    -29.19%        0.00%
      December 31, 2008 .....       23      8.65        9.97       1.40%       2.20%        202     37.30%     36.20%        1.21%
      December 31, 2007 .....       --      6.30        7.32       1.40%       2.20%         --     -0.63%     -1.35%        0.00%
      December 31, 2006 .....        2      6.34        7.42       1.40%       2.20%         15     -8.78%     -9.51%        3.02%
      December 31, 2005 .....        4      6.95        8.20       1.40%       2.20%         26     -2.11%     -2.96%        0.00%
   Japan 2X Strategy Fund
      December 31, 2009 .....       11      8.96        8.56       1.40%       2.20%         96     22.07%     21.07%        0.29%
      December 31, 2008 .....       22      7.34        7.07       1.40%       2.20%        159    -33.93%    -34.48%        0.56%
      December 31, 2007 .....        9     11.11       10.79       1.40%       2.20%        100    -12.52%    -13.19%        2.79%
      December 31, 2006 .....       38     12.70       12.43       1.40%       2.20%        480      3.67%      2.90%        2.20%
      December 31, 2005 .....       71     12.25       12.08       1.40%       2.20%        864     18.70%     17.74%        0.00%
   Leisure Fund
      December 31, 2009 .....       10      8.55        8.17       1.40%       2.20%         85     34.86%     33.72%        0.00%
      December 31, 2008 .....       11      6.34        6.11       1.40%       2.20%         70    -49.80%    -50.16%        0.00%
      December 31, 2007 .....       23     12.63       12.26       1.40%       2.20%        294     -3.88%     -4.74%        0.00%
      December 31, 2006 .....       69     13.14       12.87       1.40%       2.20%        904     21.78%     20.85%        0.00%
      December 31, 2005 .....       90     10.79       10.65       1.40%       2.20%        969     -6.26%     -6.91%        0.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2009 .....       13     14.96        9.81       1.40%       2.20%        190     50.35%     49.09%        0.07%
      December 31, 2008 .....       15      9.95        6.58       1.40%       2.20%        145    -55.48%    -55.81%        0.00%
      December 31, 2007 .....       22     22.35       14.89       1.40%       2.20%        489      2.15%      1.29%        1.27%
      December 31, 2006 .....       29     21.88       14.70       1.40%       2.20%        642      8.91%      8.09%        0.27%
      December 31, 2005 .....       36     20.09       13.60       1.40%       2.20%        714     12.49%     11.57%        0.00%
   NASDAQ-100(R) Fund
      December 31, 2009 .....       80     14.60       10.88       1.40%       2.20%      1,167     49.90%     48.63%        0.00%
      December 31, 2008 .....      103      9.74        7.32       1.40%       2.20%        999    -42.74%    -43.17%        0.15%
      December 31, 2007 .....      147     17.01       12.88       1.40%       2.20%      2,507     16.19%     15.21%        0.07%
      December 31, 2006 .....      162     14.64       11.18       1.40%       2.20%      2,367      4.27%      3.52%        0.00%
      December 31, 2005 .....      210     14.04       10.80       1.40%       2.20%      2,954     -0.28%     -1.10%        0.00%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2009 .....       33      8.78        8.39       1.40%       2.20%        293    114.67%    112.94%        0.00%
      December 31, 2008 .....       21      4.09        3.94       1.40%       2.20%         86    -72.99%    -73.20%        0.08%
      December 31, 2007 .....       55     15.14       14.70       1.40%       2.20%        834     26.38%     25.43%        0.28%
      December 31, 2006 .....       36     11.98       11.72       1.40%       2.20%        429      3.45%      2.54%        0.08%
      December 31, 2005 .....       50     11.58       11.43       1.40%       2.20%        577     -4.38%     -5.15%        0.00%
   Nova Fund
      December 31, 2009 .....       66      8.09        8.18       1.40%       2.20%        533     33.72%     32.58%        0.88%
      December 31, 2008 .....       76      6.05        6.17       1.40%       2.20%        458    -55.12%    -55.45%        0.33%
      December 31, 2007 .....      115     13.48       13.85       1.40%       2.20%      1,546     -0.30%     -1.07%        1.41%
      December 31, 2006 .....      136     13.52       14.00       1.40%       2.20%      1,842     17.57%     16.67%        1.30%
      December 31, 2005 .....      163     11.50       12.00       1.40%       2.20%      1,878      2.59%      1.69%        0.42%
   Precious Metals Fund
      December 31, 2009 .....       76     17.19       16.42       1.40%       2.20%      1,314     47.17%     45.96%        0.00%
      December 31, 2008 .....       74     11.68       11.25       1.40%       2.20%        866    -39.42%    -39.90%        0.00%
      December 31, 2007 .....       47     19.28       18.72       1.40%       2.20%        915     17.92%     16.93%        0.00%
      December 31, 2006 .....       72     16.35       16.01       1.40%       2.20%      1,173     19.69%     18.77%        0.00%
      December 31, 2005 .....       80     13.66       13.48       1.40%       2.20%      1,091     19.20%     18.25%        0.00%
   Real Estate Fund
      December 31, 2009 .....       19     10.32        9.87       1.40%       2.20%        197     23.44%     22.61%        3.35%
      December 31, 2008 .....       17      8.36        8.05       1.40%       2.20%        138    -42.46%    -42.95%        0.77%
      December 31, 2007 .....       11     14.53       14.11       1.40%       2.20%        164    -20.21%    -20.86%        1.21%
      December 31, 2006 .....       30     18.21       17.83       1.40%       2.20%        545     28.87%     27.91%        2.37%
      December 31, 2005 .....       23     14.13       13.94       1.40%       2.20%        331      5.68%      4.81%        1.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                         STANDARD    STD WITH    STANDARD    STD WITH             STANDARD    STD WITH
                                         CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS     NET    CONTRACT   ALL RIDERS   INVESTMENT
                                UNITS    ---------------------   ---------------------   ASSETS   ---------------------     INCOME
FUND DESCRIPTION                (000s)        UNIT VALUE             EXPENSE RATIO       (000s)       TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Retailing Fund
      December 31, 2009 .....        1    $ 9.76      $ 9.32       1.40%       2.20%     $   10     42.27%      41.00%       0.00%
      December 31, 2008 .....        1      6.86        6.61       1.40%       2.20%          7    -33.91%     -34.42%       0.00%
      December 31, 2007 .....        2     10.38       10.08       1.40%       2.20%         23    -13.79%     -14.50%       0.00%
      December 31, 2006 .....        3     12.04       11.79       1.40%       2.20%         32      8.57%       7.67%       0.00%
      December 31, 2005 .....        5     11.09       10.95       1.40%       2.20%         55      4.03%       3.20%       0.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2009 .....        9     13.82        8.61       1.40%       2.20%        118     31.37%      30.45%       0.00%
      December 31, 2008 .....       12     10.52        6.60       1.40%       2.20%        124    -52.03%     -52.45%       0.19%
      December 31, 2007 .....       16     21.93       13.88       1.40%       2.20%        353     -8.05%      -8.80%       1.52%
      December 31, 2006 .....       34     23.85       15.22       1.40%       2.20%        812     19.19%      18.26%       0.27%
      December 31, 2005 .....       24     20.01       12.87       1.40%       2.20%        487      2.46%       1.66%       2.75%
   S&P 500 2X Strategy Fund
      December 31, 2009 .....       13      6.50        6.21       1.40%       2.20%         83     44.44%      43.09%       0.39%
      December 31, 2008 .....       22      4.50        4.34       1.40%       2.20%         98    -68.44%     -68.66%       0.00%
      December 31, 2007 .....       33     14.26       13.85       1.40%       2.20%        472     -0.77%      -1.56%       1.01%
      December 31, 2006 .....       31     14.37       14.07       1.40%       2.20%        445     21.99%      20.98%       1.91%
      December 31, 2005 .....       26     11.78       11.63       1.40%       2.20%        307      1.90%       1.13%       0.11%
   S&P 500 Pure Growth Fund
      December 31, 2009 .....      102      9.75        9.34       1.40%       2.20%        993     45.09%      44.14%       0.00%
      December 31, 2008 .....      101      6.72        6.48       1.40%       2.20%        682    -40.64%     -41.14%       0.00%
      December 31, 2007 .....       40     11.32       11.01       1.40%       2.20%        455      3.47%       2.61%       0.00%
      December 31, 2006 .....       25     10.94       10.73       1.40%       2.20%        269      3.89%       3.07%       0.00%
      December 31, 2005 .....       14     10.53       10.41       1.40%       2.20%        150      0.38%      -0.38%       0.24%
   S&P 500 Pure Value Fund
      December 31, 2009 .....       54      9.38        8.98       1.40%       2.20%        510     49.13%      47.94%       3.32%
      December 31, 2008 .....       34      6.29        6.07       1.40%       2.20%        215    -49.36%     -49.79%       1.53%
      December 31, 2007 .....       34     12.42       12.09       1.40%       2.20%        423     -6.69%      -7.43%       0.99%
      December 31, 2006 .....      118     13.31       13.06       1.40%       2.20%      1,570     16.04%      15.17%       0.64%
      December 31, 2005 .....       22     11.47       11.34       1.40%       2.20%        250      2.69%       1.89%       0.69%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2009 .....       24     12.87       12.32       1.40%       2.20%        315     54.69%      53.42%       0.00%
      December 31, 2008 .....        8      8.32        8.03       1.40%       2.20%         64    -37.07%     -37.56%       0.00%
      December 31, 2007 .....        5     13.22       12.86       1.40%       2.20%         70      6.96%       6.02%       0.00%
      December 31, 2006 .....        6     12.36       12.13       1.40%       2.20%         70      1.64%       0.92%       0.00%
      December 31, 2005 .....       60     12.16       12.02       1.40%       2.20%        724      9.95%       9.07%       0.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2009 .....       81     11.14       10.67       1.40%       2.20%        900     53.02%      51.78%       1.81%
      December 31, 2008 .....       30      7.28        7.03       1.40%       2.20%        219    -44.43%     -44.82%       0.00%
      December 31, 2007 .....       45     13.10       12.74       1.40%       2.20%        594     -6.16%      -6.94%       0.94%
      December 31, 2006 .....      137     13.96       13.69       1.40%       2.20%      1,912     15.47%      14.56%       1.04%
      December 31, 2005 .....       29     12.09       11.95       1.40%       2.20%        347      6.80%       5.94%       1.96%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2009 .....       16     10.81       10.35       1.40%       2.20%        169     32.15%      31.01%       0.00%
      December 31, 2008 .....        8      8.18        7.90       1.40%       2.20%         67    -35.23%     -35.72%       0.00%
      December 31, 2007 .....       36     12.63       12.29       1.40%       2.20%        457     -1.56%      -2.31%       0.00%
      December 31, 2006 .....       48     12.83       12.58       1.40%       2.20%        613      6.30%       5.36%       0.00%
      December 31, 2005 .....       13     12.07       11.94       1.40%       2.20%        162      4.68%       3.92%       0.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2009 .....       36      9.67        9.26       1.40%       2.20%        345     60.10%      58.83%       2.12%
      December 31, 2008 .....       23      6.04        5.83       1.40%       2.20%        137    -44.33%     -44.74%       0.49%
      December 31, 2007 .....       20     10.85       10.55       1.40%       2.20%        219    -21.43%     -22.14%       0.17%
      December 31, 2006 .....       52     13.81       13.55       1.40%       2.20%        720     17.53%      16.61%       1.11%
      December 31, 2005 .....        3     11.75       11.62       1.40%       2.20%         31      2.17%       1.40%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                       STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                       CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET   CONTRACT  ALL RIDERS  INVESTMENT
                               UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION               (000s)       UNIT VALUE           EXPENSE RATIO     (000s)      TOTAL RETURN         RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Technology Fund
     December 31, 2009 ......      34  $   9.99  $     9.54      1.40%       2.20% $  336     53.46%      52.15%       0.00%
     December 31, 2008 ......       9      6.51        6.27      1.40%       2.20%     59    -46.15%     -46.59%       0.00%
     December 31, 2007 ......      20     12.09       11.74      1.40%       2.20%    244      8.82%       8.00%       0.00%
     December 31, 2006 ......      12     11.11       10.87      1.40%       2.20%    137      4.42%       3.52%       0.00%
     December 31, 2005 ......       8     10.64       10.50      1.40%       2.20%     83      1.72%       0.86%       0.00%
   Telecommunications Fund
     December 31, 2009 ......      36      9.38        8.96      1.40%       2.20%    337     26.93%      25.84%       6.07%
     December 31, 2008 ......      12      7.39        7.12      1.40%       2.20%     88    -46.10%     -46.55%       0.06%
     December 31, 2007 ......      60     13.71       13.32      1.40%       2.20%    827      7.70%       6.90%       0.16%
     December 31, 2006 ......      60     12.73       12.46      1.40%       2.20%    763     17.87%      16.89%       3.69%
     December 31, 2005 ......      11     10.80       10.66      1.40%       2.20%    122     -0.28%      -1.02%       0.00%
   Transportation Fund
     December 31, 2009 ......      14     10.92       10.44      1.40%       2.20%    149     15.68%      14.85%       0.86%
     December 31, 2008 ......      14      9.44        9.09      1.40%       2.20%    130    -26.25%     -26.87%       0.00%
     December 31, 2007 ......      21     12.80       12.43      1.40%       2.20%    272    -10.05%     -10.77%       0.00%
     December 31, 2006 ......      60     14.23       13.93      1.40%       2.20%    859      5.88%       5.05%       0.00%
     December 31, 2005 ......      27     13.44       13.26      1.40%       2.20%    356      7.01%       6.16%       0.00%
   U.S. Government Money Market Fund
     December 31, 2009 ......     234     10.07        9.76      1.40%       2.20%  2,358     -1.27%      -2.20%       0.05%
     December 31, 2008 ......     312     10.20        9.98      1.40%       2.20%  3,185     -0.29%      -0.99%       1.14%
     December 31, 2007 ......     376     10.23       10.08      1.40%       2.20%  3,841      2.40%       1.61%       3.84%
     December 31, 2006 ......     578      9.99        9.92      1.40%       2.20%  5,769      2.46%       1.54%       3.73%
     December 31, 2005 ......     415      9.75        9.77      1.40%       2.20%  4,048      0.52%      -0.20%       1.93%
   Utilities Fund
     December 31, 2009 ......      23     13.00       12.43      1.40%       2.20%    295     12.17%      11.38%       5.32%
     December 31, 2008 ......      37     11.59       11.16      1.40%       2.20%    428    -30.56%     -31.11%       0.29%
     December 31, 2007 ......      53     16.69       16.20      1.40%       2.20%    892     11.34%      10.35%       1.48%
     December 31, 2006 ......      78     14.99       14.68      1.40%       2.20%  1,174     19.25%      18.39%       2.33%
     December 31, 2005 ......     141     12.57       12.40      1.40%       2.20%  1,773      9.02%       8.11%       0.55%
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2009 ......     243      8.00       15.11      1.40%       2.20%  1,945     57.17%      55.93%       0.00%
     December 31, 2008 ......     211      5.09        9.69      1.40%       2.20%  1,072    -37.32%     -37.80%       0.00%
     December 31, 2007 ......     272      8.12       15.58      1.40%       2.20%  2,210     13.57%      12.65%       0.00%
     December 31, 2006 ......     371      7.15       13.83      1.40%       2.20%  2,651     20.37%      19.33%       0.00%
     December 31, 2005 ......     411      5.94       11.59      1.40%       2.20%  2,453      5.88%       5.17%       0.00%
   Global Technology
    Portfolio
     December 31, 2009 ......     108      6.30       12.91      1.40%       2.20%    685     59.90%      58.60%       0.00%
     December 31, 2008 ......     117      3.94        8.14      1.40%       2.20%    467    -41.19%     -41.69%       0.00%
     December 31, 2007 ......     184      6.70       13.96      1.40%       2.20%  1,263     13.75%      12.76%       0.00%
     December 31, 2006 ......     201      5.89       12.38      1.40%       2.20%  1,181     15.94%      15.16%       0.00%
     December 31, 2005 ......     216      5.08       10.75      1.40%       2.20%  1,099      6.50%       5.60%       0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2009 ......      86     15.67       11.13      1.40%       2.20%  1,343     43.24%      42.15%       0.00%
     December 31, 2008 ......     102     10.94        7.83      1.40%       2.20%  1,118    -44.41%     -44.90%       0.73%
     December 31, 2007 ......     204     19.68       14.21      1.40%       2.20%  4,021     -6.15%      -6.88%       2.13%
     December 31, 2006 ......     221     20.97       15.26      1.40%       2.20%  4,642     14.15%      13.29%       1.25%
     December 31, 2005 ......     196     18.37       13.47      1.40%       2.20%  3,594     13.05%      12.16%       1.33%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond Fund
     December 31, 2009 ......      88     16.42       12.25      1.40%       2.20%  1,449      4.52%       3.64%       4.42%
     December 31, 2008 ......     152     15.71       11.82      1.40%       2.20%  2,389      2.15%       1.37%      10.25%
     December 31, 2007 ......     272     15.38       11.66      1.40%       2.20%  4,171      8.23%       7.27%       4.68%
     December 31, 2006 ......     180     14.21       10.87      1.40%       2.20%  2,549      4.95%       4.22%       9.04%
     December 31, 2005 ......     240     13.54       10.43      1.40%       2.20%  3,247     -4.38%      -5.18%       7.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                         STANDARD    STD WITH    STANDARD    STD WITH             STANDARD    STD WITH
                                         CONTRACT   ALL RIDERS   CONTRACT   ALL RIDERS    NET     CONTRACT   ALL RIDERS  INVESTMENT
                                UNITS    ---------------------   ---------------------   ASSETS  ----------------------    INCOME
FUND DESCRIPTION                (000s)        UNIT VALUE             EXPENSE RATIO       (000s)       TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (CONTINUED)
   Emerging Markets Fund
      December 31, 2009 .....     254    $ 23.66     $ 22.17       1.40%       2.20%    $ 6,000    110.12%     108.56%       0.15%
      December 31, 2008 .....     269      11.26       10.63       1.40%       2.20%      3,023    -65.26%     -65.57%       0.00%
      December 31, 2007 .....     317      32.41       30.87       1.40%       2.20%     10,283     35.66%      34.63%       0.50%
      December 31, 2006 .....     472      23.89       22.93       1.40%       2.20%     11,269     37.54%      36.49%       0.60%
      December 31, 2005 .....     531      17.37       16.80       1.40%       2.20%      9,217     30.21%      29.13%       0.81%
   Hard Assets Fund
      December 31, 2009 .....      69      29.73       26.66       1.40%       2.20%      2,056     55.33%      54.10%       0.25%
      December 31, 2008 .....      95      19.14       17.30       1.40%       2.20%      1,813    -46.88%     -47.30%       0.33%
      December 31, 2007 .....     152      36.03       32.83       1.40%       2.20%      5,452     43.32%      42.18%       0.10%
      December 31, 2006 .....     126      25.14       23.09       1.40%       2.20%      3,155     22.81%      21.78%       0.08%
      December 31, 2005 .....     188      20.47       18.96       1.40%       2.20%      3,848     49.53%      48.36%       0.28%
   Multi-Manager Alternatives Fund
      December 31, 2009 .....      40      10.20        9.74       1.40%       2.20%        408     12.33%      11.44%       0.15%
      December 31, 2008 .....      53       9.08        8.74       1.40%       2.20%        477    -14.34%     -15.06%       0.11%
      December 31, 2007 .....      89      10.60       10.29       1.40%       2.20%        944      2.61%       1.78%       0.62%
      December 31, 2006 .....      81      10.33       10.11       1.40%       2.20%        835      7.16%       6.31%       0.00%
      December 31, 2005 .....      18       9.64        9.51       1.40%       2.20%        169     -1.23%      -1.96%       0.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2009 .....     319      11.75       11.32       1.40%       2.20%      3,755     38.24%      37.21%       0.00%
      December 31, 2008 .....     378       8.50        8.25       1.40%       2.20%      3,212    -45.09%     -45.54%       0.00%
      December 31, 2007 .....     499      15.48       15.15       1.40%       2.20%      7,720     20.56%      19.67%       0.00%
      December 31, 2006 .....     600      12.84       12.66       1.40%       2.20%      7,697     13.03%      12.13%       0.00%
      December 31, 2005 .....     720      11.36       11.29       1.40%       2.20%      8,179     14.75%      14.04%       0.00%
      Inception April 8,
         2005 .....                --       9.90        9.90         N/A        N/A         N/A       N/A         N/A         N/A
   Opportunity Fund
      December 31, 2009 .....     200      17.50       12.16       1.40%       2.20%      3,506     45.71%      44.42%       0.00%
      December 31, 2008 .....     243      12.01        8.42       1.40%       2.20%      2,918    -40.95%     -41.36%       1.88%
      December 31, 2007 .....     316      20.34       14.36       1.40%       2.20%      6,433      5.17%       4.28%       0.59%
      December 31, 2006 .....     461      19.34       13.77       1.40%       2.20%      8,908     10.64%       9.81%       0.00%
      December 31, 2005 .....     579      17.48       12.54       1.40%       2.20%     10,122      6.39%       5.56%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2009 was as follows:

======================================================================================================================
                                                                  NUMBER                                      NUMBER
                                                                 OF UNITS                                    OF UNITS
                                                                 BEGINNING       UNITS         UNITS            END
FUND DESCRIPTION                                       NOTES*    OF YEAR      PURCHASED      REDEEMED         OF YEAR
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
     Basic Value ...................................               21,150.6     19,900.9      (13,548.0)      27,503.5
     Core Equity ...................................              154,706.9     71,586.1     (101,467.3)     124,825.7
     Financial Services ............................               52,957.9     73,934.7      (95,916.2)      30,976.4
     Global Health Care ............................              159,711.3     26,392.5     (101,424.9)      84,678.9
     Global Real Estate ............................               79,856.0      4,965.1      (25,523.9)      59,297.2
     High Yield ....................................              191,934.7     52,714.2      (86,362.6)     158,286.3
     Mid Cap Core Equity ...........................               28,642.7     23,290.6      (20,206.3)      31,727.0
     Technology ....................................               24,926.3     56,793.5      (37,018.7)      44,701.1
THE ALGER PORTFOLIOS:                                    a
     Capital Appreciation ..........................              465,500.5     68,786.8      (97,901.1)     436,386.2
     LargeCap Growth ...............................              519,620.0     27,414.5     (105,148.8)     441,885.7
     MidCap Growth .................................              338,551.4     38,115.2      (80,074.8)     296,591.8
     SmallCap Growth ...............................              203,104.3      1,461.3      (44,464.9)     160,100.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
     Growth and Income .............................               51,774.4     18,329.7      (43,075.5)      27,028.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
     Balanced ......................................               45,457.0     16,177.9      (12,659.6)      48,975.3
     Income & Growth ...............................              247,694.7     17,068.5      (53,043.5)     211,719.7
     Inflation Protection ..........................               33,196.9     10,388.7      (34,537.6)       9,048.0
     International .................................              160,581.6     20,615.0      (55,610.4)     125,586.2
     Value .........................................              375,294.6     37,951.6     (106,437.6)     306,808.6
DIREXION INSURANCE TRUST:
     Dynamic VP HY Bond ............................                     --      7,682.1         (902.6)       6,779.5
DREYFUS INVESTMENT PORTFOLIO:
     Small Cap Stock Index .........................               16,347.9      6,479.5       (7,162.5)      15,664.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..........              212,678.5     35,013.6      (57,679.0)     190,013.1
DREYFUS STOCK INDEX FUND: ..........................              938,988.0     33,318.6     (239,502.3)     732,804.3
DREYFUS VARIABLE INVESTMENT FUND:
     International Value ...........................              213,084.0     10,522.9      (70,395.6)     153,211.3
FEDERATED INSURANCE SERIES:
     Capital Income II .............................              122,631.2     76,577.7      (44,498.7)     154,710.2
     High Income Bond II ...........................              211,784.1    169,949.1     (175,079.5)     206,653.7
     International Equity II .......................              128,653.7     15,725.4      (46,892.6)      97,486.5
     JANUS ASPEN SERIES:
     Enterprise ....................................     b        610,531.7     14,084.3     (106,825.9)     517,790.1
     Growth and Income .............................              194,101.6     32,932.6      (54,904.2)     172,130.0
     Janus .........................................     c        841,179.2     32,903.1     (160,151.3)     713,931.0
     Overseas ......................................     d         97,752.2     24,767.9      (30,431.7)      92,088.4
     Worldwide .....................................     e        570,723.4     43,152.0     (105,188.6)     508,686.8
LAZARD RETIREMENT SERIES:
     Emerging Markets ..............................               76,007.7     52,695.8      (49,790.1)      78,913.4
     International Equity ..........................               25,600.6     41,227.0      (42,245.6)      24,582.0
     US Small-Mid Cap Equity .......................     f        150,095.1     23,984.5      (59,968.4)     114,111.2
     US Strategic Equity ...........................               46,644.8     10,355.5      (12,322.1)      44,678.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
     ClearBridge Aggressive Growth I ...............     g          3,572.1      1,143.5           (8.9)       4,706.7
     ClearBridge Equity Income Builder I ...........     h          2,860.9        490.8         (200.9)       3,150.8
     ClearBridge Fundamental Value I ...............     i         12,460.4        562.6       (4,344.7)       8,678.3
     ClearBridge Large Cap Growth I ................     j          9,881.7     58,537.9      (47,576.4)      20,843.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
     Western Asset Global High Yield Bond ..........     k          8,669.0      9,737.6       (6,170.8)      12,235.8
     Western Asset Strategic Bond ..................     l         47,264.8     17,267.6      (29,991.6)      34,540.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                                  NUMBER                                      NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                BEGINNING       UNITS         UNITS            END
FUND DESCRIPTION                                       NOTES*    OF YEAR      PURCHASED      REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
     America's Value ...............................               61,672.7     12,137.8      (41,366.1)      32,444.4
     Growth and Income .............................              443,779.3     18,504.0     (107,857.2)     354,426.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
     Mid-Cap Growth ................................               70,346.0     29,850.1      (70,396.4)      29,799.7
     Partners ......................................              221,763.5     36,949.9      (86,783.5)     171,929.9
     Regency .......................................               66,056.1     19,179.8      (27,612.8)      57,623.1
     Short Duration Bond ...........................              198,227.8     37,712.0      (49,965.7)     185,974.1
     Small-Cap Growth ..............................                7,966.4      4,346.1       (3,553.0)       8,759.5
     Socially Responsive ...........................                2,810.3      3,207.9       (1,698.1)       4,320.1
NORTHERN LIGHTS VARIABLE TRUST:
     JNF Balanced ..................................              881,232.9     24,513.6     (179,364.0)     726,382.5
     JNF Equity ....................................              732,246.6     12,749.1     (142,907.2)     602,088.5
     JNF Loomis Sayles Bond ........................                3,543.0     20,309.0      (12,591.9)      11,260.1
     JNF Money Market ..............................            2,400,703.8    580,307.0   (1,307,546.1)   1,673,464.7
PIMCO VARIABLE INSURANCE TRUST:
     All Asset .....................................               21,331.6     89,413.6      (25,579.7)      85,165.5
     CommodityRealReturn Strategy ..................               12,722.0     14,434.7       (5,383.4)      21,773.3
     Emerging Markets Bond .........................                3,293.3     13,160.7       (7,734.9)       8,719.1
     Foreign Bond US Dollar-Hedged .................                  514.4     13,880.7      (11,099.7)       3,295.4
     Global Bond Unhedged ..........................               48,945.9     24,104.0      (33,892.4)      39,157.5
     High Yield ....................................               11,137.8      9,120.4      (12,099.7)       8,158.5
     Real Return ...................................              199,624.8    128,176.0     (141,644.1)     186,156.7
     RealEstateRealReturn Strategy .................     m         17,790.8      2,489.1      (20,279.9)            --
     Short-Term ....................................               72,533.0    148,745.2     (170,196.1)      51,082.1
     StocksPLUS(R) Total Return ....................     m            865.4          0.0         (865.4)            --
     Total Return ..................................              355,161.1    289,866.3     (194,928.5)     450,098.9
PIONEER VARIABLE CONTRACTS TRUST:
     Equity Income .................................              129,171.5     20,454.4      (48,495.1)     101,130.8
     Fund ..........................................               60,529.0      9,030.4      (35,950.1)      33,609.3
     High Yield ....................................               57,561.5      8,816.9      (25,250.6)      41,127.8
     International Value ...........................     n         60,699.4         86.4      (60,785.8)            --
     Mid Cap Value .................................                6,632.2     36,795.3      (36,157.2)       7,270.3
ROYCE CAPITAL FUND:
     Micro-Cap .....................................               46,957.5     15,483.6      (19,979.6)      42,461.5
     Small-Cap .....................................              101,323.2     34,580.9      (48,273.4)      87,630.7
RYDEX VARIABLE TRUST:
     CLS AdvisorOne Amerigo ........................               41,056.1      2,974.3      (20,658.0)      23,372.4
     CLS AdvisorOne Clermont .......................                7,537.9      8,646.5      (13,407.7)       2,776.7
     All-Cap Opportunity ...........................     o         19,379.2      1,533.1       (2,282.1)      18,630.2
     Banking .......................................               66,361.9     94,453.2     (142,593.1)      18,222.0
     Basic Materials ...............................              114,209.5     71,064.6     (133,724.7)      51,549.4
     Biotechnology .................................               16,753.8     37,540.1      (47,289.9)       7,004.0
     Consumer Products .............................               22,535.6     10,752.6      (24,292.2)       8,996.0
     Dow 2X Strategy ...............................               26,929.7    153,126.1     (162,842.2)      17,213.6
     Electronics ...................................                  296.1     95,685.8      (72,079.2)      23,902.7
     Energy ........................................               64,829.7    117,299.6     (119,937.3)      62,192.0
     Energy Services ...............................              106,120.6     81,138.0     (117,510.7)      69,747.9
     Europe 1.25X Strategy .........................               30,076.2     48,241.6      (61,670.6)      16,647.2
     Financial Services ............................               12,488.4     55,407.4      (54,514.9)      13,380.9
     Government Long Bond 1.2X Strategy ............               94,422.3     41,008.0     (121,614.8)      13,815.5
     Health Care ...................................               22,747.2     43,129.8      (55,633.7)      10,243.3
     Internet ......................................                3,071.3     30,067.2      (21,091.4)      12,047.1
     Inverse Dow 2X Strategy .......................               34,701.3    114,130.9     (134,820.3)      14,011.9
     Inverse Government Long Bond Strategy .........                5,298.0    137,370.2      (87,776.0)      54,892.2
     Inverse Mid-Cap Strategy ......................                6,469.8      9,380.1      (13,867.8)       1,982.1
     Inverse NASDAQ-100(R) Strategy ................               16,325.4     48,266.3      (59,156.5)       5,435.2
     Inverse Russell 2000 (R)Strategy ..............                8,754.0    164,792.9     (113,373.3)      60,173.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                  NUMBER                                    NUMBER
                                                                 OF UNITS                                  OF UNITS
                                                                 BEGINNING      UNITS         UNITS           END
FUND DESCRIPTION                                       NOTES*     OF YEAR     PURCHASED      REDEEMED       OF YEAR
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
     Inverse S&P 500 Strategy ......................               23,334.3    155,692.5     (159,095.6)     19,931.2
     Japan 2X Strategy .............................      p        21,598.3     41,044.0      (51,912.0)     10,730.3
     Leisure .......................................               11,098.8      7,713.4       (8,867.2)      9,945.0
     Mid Cap 1.5X Strategy .........................               14,578.2     39,864.7      (41,746.2)     12,696.7
     NASDAQ-100(R) .................................              102,570.8    120,675.9     (143,358.3)     79,888.4
     NASDAQ-100(R) 2X Strategy .....................               21,050.9    108,773.6      (96,414.7)     33,409.8
     Nova ..........................................               75,658.2     51,177.5      (60,966.4)     65,869.3
     Precious Metals ...............................               74,203.5    113,676.4     (111,398.6)     76,481.3
     Real Estate ...................................               16,511.8     39,329.1      (36,715.7)     19,125.2
     Retailing .....................................                  979.6      7,885.3       (7,885.3)        979.6
     Russell 2000(R) 1.5X Strategy .................               12,012.5     23,532.3      (26,977.2)      8,567.6
     S&P 500 2X Strategy ...........................               21,790.4    224,788.0     (233,859.3)     12,719.1
     S&P 500 Pure Growth ...........................      q       101,473.0    152,269.5     (151,945.3)    101,797.2
     S&P 500 Pure Value ............................      r        34,150.7    146,371.6     (126,179.6)     54,342.7
     S&P MidCap 400 Pure Growth ....................      s         7,728.7     42,581.3      (25,829.7)     24,480.3
     S&P MidCap 400 Pure Value .....................      t        30,030.9    125,064.2      (74,309.3)     80,785.8
     S&P SmallCap 600 Pure Growth ..................      u         8,245.3     24,695.7      (17,324.7)     15,616.3
     S&P SmallCap 600 Pure Value ...................      v        22,709.0    196,376.0     (183,367.2)     35,717.8
     Technology ....................................                9,108.7     41,593.8      (17,053.8)     33,648.7
     Telecommunications ............................               11,937.1     48,824.0      (24,866.1)     35,895.0
     Transportation ................................               13,750.4     30,476.0      (30,558.9)     13,667.5
     U.S. Government Money Market ..................              312,200.5    621,727.5     (699,629.6)    234,298.4
     Utilities .....................................               36,918.6     40,092.6      (54,330.7)     22,680.5
SELIGMAN PORTFOLIOS, INC:
     Communications and Information ................              210,556.9    164,058.6     (131,585.0)    243,030.5
     Global Technology .............................              117,392.8     39,215.5      (48,697.4)    107,910.9
THIRD AVENUE VARIABLE SERIES TRUST:
     Value .........................................              102,102.7      6,801.9      (23,296.6)     85,608.0
VAN ECK WORLDWIDE INSURANCE TRUST:
     Bond ..........................................              152,084.5     21,964.7      (85,716.9)     88,332.3
     Emerging Markets ..............................              268,587.6    143,824.1     (158,833.1)    253,578.6
     Hard Assets ...................................               94,847.6     43,207.7      (68,850.5)     69,204.8
     Multi-Manager Alternatives ....................      w        52,542.7     65,928.9      (78,356.9)     40,114.7
     Real Estate ...................................      x        78,719.7      9,221.8      (87,941.5)           --
WELLS FARGO ADVANTAGE VT FUNDS:
     Discovery .....................................              378,078.8     20,941.3      (79,575.5)    319,444.6
     Opportunity ...................................              242,946.0     13,623.4      (56,193.2)    200,376.2
----------------------------------------------------------------------------------------------------------------------
                     TOTAL                                     17,395,180.7  7,262,424.4  (10,180,667.7) 14,476,937.4
======================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

===============================================================================================================================
                                                                          NUMBER                                       NUMBER
                                                                         OF UNITS                                     OF UNITS
                                                                        BEGINNING         UNITS         UNITS           END
FUND DESCRIPTION                                         NOTES*          OF YEAR        PURCHASED     REDEEMED        OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
  Basic Value .....................................                       30,377.8        4,126.1     (13,353.3)      21,150.6
  Core Equity .....................................                      170,494.5       67,231.6     (83,019.2)     154,706.9
  Financial Services ..............................                       31,308.9       54,580.7     (32,931.7)      52,957.9
  Global Health Care ..............................                       54,031.8      162,062.4     (56,382.9)     159,711.3
  Global Real Estate ..............................                      114,712.5        5,793.6     (40,650.1)      79,856.0
  High Yield ......................................                      266,013.8       98,207.9    (172,287.0)     191,934.7
  Mid Cap Core Equity .............................                       25,952.1       39,781.5     (37,090.9)      28,642.7
  Technology ......................................                       42,991.5       15,688.9     (33,754.1)      24,926.3
THE ALGER PORTFOLIOS: .............................            ah
  Capital Appreciation ............................             a        644,914.7       81,646.4    (261,060.6)     465,500.5
  LargeCap Growth .................................             b        702,079.0       41,422.6    (223,881.6)     519,620.0
  MidCap Growth ...................................                      520,709.6       30,424.4    (212,582.6)     338,551.4
  SmallCap Growth .................................             c        306,842.0        5,547.9    (109,285.6)     203,104.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ...............................                       63,816.6       20,609.5     (32,651.7)      51,774.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ........................................                       92,604.7       33,634.4     (80,782.1)      45,457.0
  Income & Growth .................................                      335,111.8       11,087.7     (98,504.8)     247,694.7
  Inflation Protection ............................                       13,681.9       71,472.2     (51,957.2)      33,196.9
  International ...................................                      267,409.3       46,664.5    (153,492.2)     160,581.6
  Value ...........................................                      564,439.4       19,537.9    (208,682.7)     375,294.6
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..............................                             --       10,340.7     (10,340.7)            --
DREYFUS INVESTMENT PORTFOLIO:
  Small Cap Stock Index ...........................                       18,127.4       10,709.0     (12,488.5)      16,347.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .........                      256,975.2        2,621.3     (46,918.0)     212,678.5
DREYFUS STOCK INDEX FUND: .........................                    1,183,582.0       83,725.7    (328,319.7)     938,988.0
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .............................                      329,796.3       20,852.6    (137,564.9)     213,084.0
FEDERATED INSURANCE SERIES:
  Capital Income II ...............................                      170,958.1       29,380.2     (77,707.1)     122,631.2
  High Income Bond II .............................                      370,385.2       20,495.7    (179,096.8)     211,784.1
  International Equity II .........................                      175,502.0        6,603.6     (53,451.9)     128,653.7
JANUS ASPEN SERIES:
  Growth and Income ...............................                      270,585.6        6,442.1     (82,926.1)     194,101.6
  Overseas ........................................             a        166,432.9       27,848.8     (96,529.5)      97,752.2
  Janus ...........................................             p      1,146,364.9       47,250.2    (352,435.9)     841,179.2
  Enterprise ......................................             o        752,031.1       41,056.5    (182,555.9)     610,531.7
  Worldwide .......................................             r        728,139.5       26,226.2    (183,642.3)     570,723.4
LAZARD RETIREMENT SERIES:
  Emerging Markets ................................                      142,432.0       47,519.3    (113,943.6)      76,007.7
  International Equity ............................                       27,608.0       25,402.6     (27,410.0)      25,600.6
  US Small-Mid Cap Equity .........................             n        222,963.1       18,431.2     (91,299.2)     150,095.1
  US Strategic Equity .............................                       59,485.3       12,678.9     (25,519.4)      46,644.8
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .................            ab          2,597.9        3,215.9      (2,241.7)       3,572.1
  ClearBridge Equity Income Builder I .............            ac          8,824.1        2,025.3      (7,988.5)       2,860.9
  ClearBridge Fundamental Value I .................            ad         13,941.2        6,014.5      (7,495.3)      12,460.4
  ClearBridge Large Cap Growth I ..................            ae          5,848.1        6,919.8      (2,886.2)       9,881.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ............            af         16,040.4          885.1      (8,256.5)       8,669.0
  Government ......................................             d         32,461.3        8,747.6     (41,208.9)            --
  Western Asset Strategic Bond ....................            ag        116,071.9        6,526.7     (75,333.8)      47,264.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

==============================================================================================================================
                                                                          NUMBER                                     NUMBER
                                                                         OF UNITS                                   OF UNITS
                                                                        BEGINNING         UNITS         UNITS          END
FUND DESCRIPTION                                         NOTES*          OF YEAR        PURCHASED     REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
  America's Value .................................                       94,873.1        4,986.0     (38,186.4)      61,672.7
  Growth and Income ...............................                      609,899.9       21,472.5    (187,593.1)     443,779.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  High Income Bond ................................             e          3,532.5        4,156.9      (7,689.4)            --
  Mid-Cap Growth ..................................                       66,927.6       55,280.2     (51,861.8)      70,346.0
  Partners ........................................                      301,816.7       58,494.5    (138,547.7)     221,763.5
  Regency .........................................                       91,494.9       20,712.5     (46,151.3)      66,056.1
  Short Duration Bond .............................             f        297,717.3       22,069.4    (121,558.9)     198,227.8
  Small-Cap Growth ................................             g          8,575.3       41,554.9     (42,163.8)       7,966.4
  Socially Responsive .............................                       14,905.2        4,656.7     (16,751.6)       2,810.3
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ....................................                    1,180,718.6       65,563.4    (365,049.1)     881,232.9
  JNF Equity ......................................                    1,050,501.4       31,903.8    (350,158.6)     732,246.6
  JNF Loomis Sayles Bond ..........................             h               --        5,133.2      (1,590.2)       3,543.0
  JNF Money Market ................................             i               --    3,832,321.4  (1,431,617.6)   2,400,703.8
PIMCO VARIABLE INSURANCE TRUST:
  All Asset .......................................                        4,341.3       26,665.8      (9,675.5)      21,331.6
  CommodityRealReturn Strategy ....................                       18,792.3       62,118.5     (68,188.8)      12,722.0
  Emerging Markets Bond ...........................                        2,088.8        2,902.5      (1,698.0)       3,293.3
  Foreign Bond US Dollar-Hedged ...................                          726.7        5,489.5      (5,701.8)         514.4
  Global Bond Unhedged ............................                       30,449.0       66,233.9     (47,737.0)      48,945.9
  High Yield ......................................                       18,583.5       45,497.6     (52,943.3)      11,137.8
  Money Market ....................................             j      2,387,902.4      972,536.2  (3,360,438.6)            --
  Real Return .....................................                      170,081.9      228,084.1    (198,541.2)     199,624.8
  RealEstateRealReturn Strategy ...................                       18,321.7       17,382.1     (17,913.0)      17,790.8
  Short-Term ......................................                       80,546.3       73,514.5     (81,527.8)      72,533.0
  StocksPLUS(R) Total Return ......................                        1,673.8        1,290.4      (2,098.8)         865.4
  Total Return ....................................                      365,478.4      250,524.4    (260,841.7)     355,161.1
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income ...................................                      194,995.3      155,074.0    (220,897.8)     129,171.5
  Fund ............................................                      123,704.7       55,297.1    (118,472.8)      60,529.0
  High Yield ......................................                       56,614.6       48,748.0     (47,801.1)      57,561.5
  International Value .............................                      111,957.6       26,723.7     (77,981.9)      60,699.4
  Mid Cap Value ...................................                       10,219.4       79,591.7     (83,178.9)       6,632.2
ROYCE CAPITAL FUND:
  Micro-Cap .......................................                       82,756.0        7,382.2     (43,180.7)      46,957.5
  Small-Cap .......................................                      124,695.6       72,793.5     (96,165.9)     101,323.2
RYDEX VARIABLE TRUST:
  CLS AdvisorOne Amerigo ..........................                       41,248.4        2,494.2      (2,686.5)      41,056.1
  CLS AdvisorOne Clermont .........................                        7,630.4             --         (92.5)       7,537.9
  Banking .........................................                       12,133.0      255,304.2    (201,075.3)      66,361.9
  Basic Materials .................................                      145,664.4       67,563.8     (99,018.7)     114,209.5
  Biotechnology ...................................                        4,669.6      106,724.6     (94,640.4)      16,753.8
  Consumer Products ...............................                        9,639.9       50,077.8     (37,182.1)      22,535.6
  Dow 2X Strategy .................................                       44,026.6      168,660.8    (185,757.7)      26,929.7
  Electronics .....................................                        5,138.3       34,106.9     (38,949.1)         296.1
  Energy ..........................................                       90,848.6       81,514.6    (107,533.5)      64,829.7
  Energy Services .................................                      154,447.5       54,759.9    (103,086.8)     106,120.6
  Europe 1.25X Strategy ...........................                       57,440.7       51,830.8     (79,195.3)      30,076.2
  Financial Services ..............................                        3,224.9      104,890.2     (95,626.7)      12,488.4
  Government Long Bond 1.2X Strategy ..............                      112,847.9      277,341.3    (295,766.9)      94,422.3
  Health Care .....................................                       60,115.0       58,869.9     (96,237.7)      22,747.2
  Internet ........................................                       12,151.0       32,615.0     (41,694.7)       3,071.3
  Inverse Dow 2X Strategy .........................                        2,731.0      182,926.8    (150,956.5)      34,701.3
  Inverse Government Long Bond Strategy ...........                        7,583.6       57,255.1     (59,540.7)       5,298.0
  Inverse Mid-Cap Strategy ........................                          257.4       36,661.7     (30,449.3)       6,469.8
  Inverse NASDAQ-100(R) Strategy ..................             k          4,157.9      451,239.7    (439,072.2)      16,325.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=================================================================================================================================
                                                                         NUMBER                                         NUMBER
                                                                        OF UNITS                                       OF UNITS
                                                                        BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                        NOTES*           OF YEAR       PURCHASED        REDEEMED        OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Inverse Russell 2000 Strategy ...................                      167,292.1      260,765.8       (419,303.9)       8,754.0
  Inverse S&P 500 Strategy ........................                             --      153,978.0       (130,643.7)      23,334.3
  Japan 2X Strategy ...............................             v          8,973.8       77,639.2        (65,014.7)      21,598.3
  S&P 500 Pure Growth .............................             s         40,182.1      145,093.9        (83,803.0)     101,473.0
  S&P 500 Pure Value ..............................             t         34,079.9       74,074.8        (74,004.0)      34,150.7
  Leisure .........................................                       23,255.7        7,780.3        (19,937.2)      11,098.8
  Mid Cap 1.5X Strategy ...........................                       21,886.3       60,910.9        (68,219.0)      14,578.2
  S&P MidCap 400 Pure Growth ......................             w          5,257.8       35,288.1        (32,817.2)       7,728.7
  S&P MidCap 400 Pure Value .......................             x         45,318.9       39,892.0        (55,180.0)      30,030.9
  NASDAQ-100(R) 2X Strategy .......................             l         55,067.2      338,492.1       (372,508.4)      21,050.9
  NASDAQ-100(R) ...................................             m        147,388.3       83,807.5       (128,625.0)     102,570.8
  Nova ............................................                      114,617.8      132,802.8       (171,762.4)      75,658.2
  Precious Metals .................................                       47,474.1      130,880.5       (104,151.1)      74,203.5
  Real Estate .....................................                       11,289.0       40,077.9        (34,855.1)      16,511.8
  Retailing .......................................                        2,221.2        9,791.7        (11,033.3)         979.6
  Russell 2000 1.5X Strategy ......................                       16,299.6       30,072.5        (34,359.6)      12,012.5
  S&P 500 2X Strategy .............................                       33,120.2      125,040.6       (136,370.4)      21,790.4
  All-Cap Opportunity .............................             u         29,967.9       19,591.8        (30,180.5)      19,379.2
  S&P SmallCap 600 Pure Growth ....................             y         36,175.7       33,064.7        (60,995.1)       8,245.3
  S&P SmallCap 600 Pure Value .....................             z         20,163.8      114,723.2       (112,178.0)      22,709.0
  Technology ......................................                       20,198.5       49,748.5        (60,838.3)       9,108.7
  Telecommunications ..............................                       60,359.2       43,102.4        (91,524.5)      11,937.1
  Transportation ..................................                       21,262.9       40,786.2        (48,298.7)      13,750.4
  U.S. Government Money Market ....................                      375,443.8    1,195,343.6     (1,258,586.9)     312,200.5
  Utilities .......................................                       53,447.7       63,486.7        (80,015.8)      36,918.6
SELIGMAN PORTFOLIOS, INC:
  Communications and Information ..................                      272,279.6        8,536.4        (70,259.1)     210,556.9
  Global Technology ...............................                      184,483.6       34,913.9       (102,004.7)     117,392.8
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ...........................................                      204,019.2        7,888.3       (109,804.8)     102,102.7
VAN ECK WORLDWIDE INSURANCE TRUST:
  Multi-Manager Alternatives ......................            aa         89,134.2       12,619.3        (49,210.8)      52,542.7
  Bond ............................................                      271,808.0      111,254.8       (230,978.3)     152,084.5
  Emerging Markets ................................                      317,286.6       94,129.5       (142,828.5)     268,587.6
  Hard Assets .....................................                      151,516.4       44,581.5       (101,250.3)      94,847.6
  Real Estate .....................................                      110,205.6       15,406.1        (46,892.0)      78,719.7
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery .......................................                      498,549.0       90,600.3       (211,070.5)     378,078.8
  Opportunity .....................................                      316,324.2       10,698.1        (84,076.3)     242,946.0
---------------------------------------------------------------------------------------------------------------------------------
                       TOTAL                                          22,571,843.2   13,459,296.0    (18,635,958.5)  17,395,180.7
=================================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2009:

a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

e) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

f) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.

g) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

h) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

i) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

j) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

k) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

l) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

m)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)

n)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund).

o) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

p) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

q) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

r) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

s) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

t) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

u) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

v) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

w) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.

x)    For the period January 1, 2009 through December 8, 2009 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund) .

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

h)    For the period May 1, 2008 (inception of fund) through December 31, 2008.

i)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

j) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market) .

k) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

m) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

n) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change effective May 1, 2009 and was formerly Lazard Retirement US Small Cap prior to its name chang1e effective May 1, 2008.

o) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

p) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

q) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

r) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

s) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

t) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

u) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

v) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

w) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

x) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

y) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

z) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

aa) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.

ab) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

ac) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

ad) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

ae) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

af) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

ag) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

ah) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F (the "Account") as of December 31, 2009, the related statements of operations and changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for each of the five years for the period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2009, the results of its operations, changes in its net assets for the years ended December 31, 2009 and 2008, and financial highlights for each of the five years for the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 22, 2010

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

                            SPONSOR
                            Jefferson National Life Insurance Company

                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation

                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2009 and 2008, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2009 and for each of the two years then ended December 31, 2009.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)   (a)         Resolution of Board of Directors of the Company           (2)
                  authorizing the establishment of the Separate Account.

      (b)         Resolution Changing the Name of the Separate Account      (1)

(2)               Not Applicable.

(3)   (a)   (i)   Form of Principal Underwriter's Agreement of the Company  (1)
                  on behalf of the Separate Account and Inviva Securities
                  Corporation.

            (ii)  Form of Amendment to Principal Underwriter's Agreement    (1)

      (b)         Form of Selling Agreement                                 (1)

(4)   (a)         Form of Individual Contract. (22-4061)                    (1)

      (b)         Form of Group Contract.                                   (2)

      (c)         Form of Group Certificate.                                (2)

      (d)         Form of Endorsement Amending MVA Provision (CVIC-4013)    (1)

      (e)         Form of Earning Protection Rider. (CVIC-4026)             (1)

      (f)         Form of Guaranteed Minimum Death Benefit Rider.           (1)
                  (CVIC-4007)

      (g)         Form of Guaranteed Minimum Withdrawal Benefit Rider.      (1)
                  (CVIC-4005)

      (h)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Unemployment Rider. (CVIC-4023)

      (i)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Nursing Care Confinement Rider. (CVIC-4020)

      (j)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Terminal Illness Rider. (CVIC-4021)

      (k)         Form of IRA Endorsement                                   (1)

      (l)         Form of Roth IRA Endorsement                              (1)

      (m)         Form of TSA Endorsement                                   (1)

      (n)         Form of Removal of Subaccount Limitation Endorsement      (10)
                  (JNL-ADV-END-4)

(5)               Form of Application for Individual Annuity Contract.      (1)
                  (JNL-6000)

(6)   (a)         Amended and Restated Articles of Incorporation of         (1)
                  Conseco Variable Insurance Company.

      (b)         Amended and Restated By-Laws of the Company.              (1)

(7)               Not Applicable.

(8)   (a)         Form of Participation Agreement dated October 23, 2002    (1)
                  with Conseco Series Trust and Conseco Equity Sales, Inc.
                  and amendments thereto dated September 10, 2003 and February 1, 2001.

            (i) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated October 23, 2002 by and among 40|86
                  Series Trust, 40|86 Advisors, Inc. and Jefferson
                  National Life Insurance Company.

      (b)   (i)   Form of Participation Agreement by and among A I M        (1)
                  Distributors, Inc., Jefferson National Life Insurance
                  Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (ii)  Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (12)
                  Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

      (c)   (i)   Form of Participation Agreement among the Alger American  (4)
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

            (ii)  Form of Amendment dated November 5, 1999 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iv)  Form of Amendments August 4, 2003 and March 22, 2004 to   (1)
                  the Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

            (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement among the Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

            (vi) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement among The Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

      (d)   (i)   Form of Participation Agreement between Great American    (4)
                  Reserve Insurance Company and American Century
                  Investment Services as of 1997.

            (ii)  Form of Amendment dated November 15, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (iii) Form of Amendment dated December 31, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (iv)  Form of Amendment dated January 13, 2000 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (v)   Form of Amendment dated February 9, 2001 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (vi)  Form of Amendments dated July 31, 2003 and March 25,      (1)
                  2004 to the Participation Agreement between Great
                  American Reserve Insurance Company and American Century Investment Services as of 1997.

            (vii) Form of Amendment dated May 1, 2005 to the Participation  (10)
                  Agreement between Jefferson National Life Insurance

                  Company and American Century Investment Services as of
                  1997.

            (viii)Form of Amendment dated May 1, 2006 to the Participation  (12)
                  Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as of
                  1997.

            (ix) Form of Amendment dated May 1, 2007 to the Participation (13) Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services.

      (e)   (i)   Form of Participation Agreement dated May 1, 1995 by and  (5)
                  among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.

            (ii)  Form of Amendment dated March 21, 2002 to the             (5)
                  Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement dated May 1, 1995 by and among Conseco
                  Variable Insurance Company, Dreyfus Variable Investment
                  Fund, The Dreyfus Socially Responsible Growth Fund,
                  Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                  Dreyfus Investment Portfolios.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 1995 by and among Conseco
                  Variable Insurance Company, Dreyfus Variable Investment
                  Fund, The Dreyfus Socially Responsible Growth Fund,
                  Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                  Dreyfus Investment Portfolios.

            (v) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible Growth
                  Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.

      (f)   (i)   Form of Participation Agreement dated March 6, 1995 by    (4)
                  and among Great American Reserve Insurance Company and
                  Insurance Management Series, Federated Securities Corp.

            (ii)  Form of Amendment dated 1999 to the Participation         (5)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated March 6, 1995 by and among Jefferson
                  National Life Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.

      (g)   (i)   Form of Participation Agreement by and among First        (6)
                  American Insurance Portfolios, Inc., First American
                  Asset Management and Conseco Variable Insurance Company dated 2001.

            (ii)  Form of Amendment dated April 25, 2001 to the             (5)
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company dated
                  2001.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement by and among First American Insurance
                  Portfolios, Inc., First American Asset Management and
                  Conseco Variable Insurance Company dated 2001.

      (h)   (i)   Form of Participation Agreement among Janus Aspen Series  (1)
                  and Jefferson National Life Insurance Company dated May
                  1, 2003 and Form of Amendment dated July 2003 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (12)
                  Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement among Janus Aspen Series, Janus

                  Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional).

      (i)   (i)   Form of Participation Agreement among Lazard Retirement   (1)
                  Series, Inc., Lazard Asset Management, LLC, Inviva
                  Securities Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2003.

            (ii)  Form of Amendment dated March 21, 2004 to the             (1)
                  Participation Agreement among Lazard Retirement Series,
                  Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                  Company dated May 1, 2003.

      (j)   (i)   Form of Participation Agreement dated April 10, 1997 by   (4)
                  and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.

            (ii)  Form of Amendment dated December 1, 2001 to the           (7)
                  Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement dated April 10, 1997 by and among Lord, Abbett
                  & Co. and Great American Reserve Insurance Company.

            (iv)  Form of Participation Agreement dated February 13, 2008   (15)
                  by and among Jefferson National Life Insurance Company,
                  Lord Abbett Series Fund, Inc. and Lord Abbett
                  Distributor LLC.

      (k)   (i)   Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management
                  Incorporated and Great American Reserve Insurance
                  Company.

            (ii) Form of Amendment dated May 1, 2000 to the Participation (5) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Advisers Managers
                  Trust, Neuberger Berman Management Incorporated and
                  Conseco Variable Insurance Company.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

            (iv) Form of Amendment dated May 1, 2004 to the Participation (8) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (v)   Form of Amendment dated April 4, 2004 to the              (1)
                  Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                  Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

            (vi) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (vii) Form of Amendment dated May 1, 2006 to the Participation  (12)
                  Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (viii)Form of Amendment dated May 1, 2007 to the Participation  (13)
                  Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (ix) Form of Amendment dated May 1, 2009 to the Participation (15) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

      (l)   (i)   Form of Participation Agreement dated May 1, 2003 by and  (1)
                  among PIMCO Variable Insurance Trust, PIMCO Advisors
                  Distributors LLC and Jefferson National Life Insurance
                  Company and amended dated April 13, 2004 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (10) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (12)
                  Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (14) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

            (v) Form of Amendment dated May 1, 2009 to the Participation (15) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

      (m)   (i)   Form of Participation Agreement dated May 1, 2003 among   (1)
                  Pioneer Variable Contract Trust, Jefferson National Life
                  Insurance Company, Pioneer Investment Management, Inc.
                  and Pioneer Funds Distributor, Inc.

            (ii)  Form of Amendment to Participation Agreement dated May    (10)
                  1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (iii) Form of Amendment to Participation Agreement dated May    (12)
                  1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (iv)  Form of Amendment to Participation Agreement dated May    (14)
                  1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (v)   Form of amendment to Participation Agreement dated May    (15)
                  1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

      (n) Form of Participation Agreement dated May 1, 2003 by and (1) among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                  5, 2004 thereto.

            (i)   Form of Amendment to Participation Agreement dated May    (12)
                  1, 2006 among Royce Capital Fund, Royce & Associates,
                  LLC and Jefferson National Life Insurance Company and
                  Inviva Securities Corporation.

            (ii)  Form of Amendment to Participation Agreement dated May    (14)
                  1, 2008 among Royce Capital Fund, Royce & Associates,
                  LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

      (o)   (i)   Form of Participation Agreement dated March 24, 2000 by   (9)
                  and among Conseco Variable Insurance Company, RYDEX
                  Variable Trust and PADCO Financial Services, Inc.

            (ii)  Form of Amendment dated April 13, 2004 to the Form of     (1)
                  Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iii) Form of Amendment dated May 1, 2005 to the Form of        (10)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iv)  Form of Amendment dated May 1, 2006 to the Form of        (12)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (v)   Form of Amendment dated March 31, 2008 to the Form of     (14)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

            (vi)  Form of Amendment dated May 1, 2010 to the Form of        (16)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

      (p)   (i)   Form of Participation Agreement dated April 2004 between  (1)
                  Jefferson National Life Insurance Company and

                  Citigroup Global Markets Inc.

            (ii)  Form of Amendment dated May 1, 2005 to Form of            (10)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

            (iii) Form of Amendment dated April 28, 2007 to Form of         (13)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc. (Legg Mason)

      (q)   (i)   Form of Participation Agreement dated May 1, 2000 by and  (6)
                  among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                  and Conseco Variable Insurance Company.

            (ii)  Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iii) Form of Amendment dated August 5, 2003 to the             (1)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (v) Form of Amendment dated May 1, 2006 to the Participation (12) Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

            (vi)  Form of Amendment dated March 31, 2008 to the             (14)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r)   (i)   Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Great American Reserve Insurance Company,
                  Strong Variable Insurance Funds, Inc., Strong Special
                  Fund II, Inc, Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

            (ii)  Form of Amendment dated December 11, 1997 to              (5)
                  Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                  II, Inc., Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

            (iii) Form of Amendment dated December 14, 1999 to              (5)
                  Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

            (iv)  Form of Amendment dated March 1, 2001 to Participation    (5)
                  Agreement dated April 30, 1997 by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance
                  Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                  Capital Management, Inc. and Strong Investments, Inc.

            (v)   Form of Amendments dated December 2, 2003 and April5,     (1)
                  2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s)   (i)   Form of Participation Agreement dated May 1, 2003 with    (8)
                  by and among Third Avenue Management LLC and Jefferson
                  National Life Insurance Company.

            (ii)  Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                  Life Insurance Company.

      (t)   (i)   Form of Participation Agreement dated February 29, 2000   (5)
                  by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (ii)  Form of Amendment dated January 31, 2001 to               (5)
                  Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iii) Form of Amendment dated January 31, 2001 to               (5)
                  Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iv)  Form of Amendment dated May 1, 2003 to Participation      (8)
                  Agreement dated March 1, 1995 by and among Van Eck

                  Worldwide Insurance Trust, Van Eck Associates
                  Corporation and Jefferson National Life Insurance
                  Company.

            (v)   Form of Amendment dated May 1, 2010 to Participation      (16)
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates
                  Corporation and Jefferson National Life Insurance
                  Company.

      (u)   (i)   Form of Participation Agreement between Jefferson         (1)
                  National Life Insurance Company, Bisys Fund Services LP,
                  Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement between Jefferson National Life Insurance
                  Company, Bisys Fund Services LP, Choice Investment
                  Management Variable Insurance funds dated May 1, 2003.

      (v)   (i)   Form of Participation Agreement between Jefferson         (10)
                  National Life Insurance Company, Wells Fargo Funds
                  Distributor, LLC and Wells Fargo Variable Trust dated
                  April 8, 2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (12)
                  Agreement between Jefferson National Life Insurance
                  Company, Wells Fargo Funds Distributor, LLC and Wells
                  Fargo Variable Trust dated April 8, 2005.

            (iii) Form of Amendment dated May 1, 2008 to Participation      (14)
                  Agreement between Jefferson National Life Insurance
                  Company, Jefferson National Securities Corporation,
                  Wells Fargo Funds Distributor, LLC and Wells Fargo
                  Variable Trust dated April 8, 2005.

      (w)   (i)   Form of Participation Agreement between Jefferson         (10)
                  National Life Insurance Company, Rafferty Asset
                  Management, LLC and Potomac Insurance Trust dated May 1,
                  2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (12)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Potomac
                  Insurance Trust dated May 1, 2005.

            (iii) Form of Amendment dated May 1, 2008 to Participation      (14)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Direxion
                  Insurance Trust dated May 1, 2005.

      (x)   (i)   Form of Participation Agreement between Jefferson         (12)
                  National Life Insurance Company, Alliance Capital
                  Management L.P. and AllianceBernstein Investment
                  Research and Management, Inc. dated May 1, 2006.

            (ii)  Form of Amendment dated March 8, 2008 to Form of          (14)
                  Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.

      (y)   (i)   Form of Participation Agreement between Northern Lights   (13)
                  Variable Trust and Jefferson National Life Insurance
                  Company dated May 1, 2007.

            (ii) Form of Amended Participation Agreement between Northern (14) Lights Variable Trust and Jefferson National Life
                  Insurance Company dated March 18, 2008.

      (z)   (i)   Form of Participation Agreement among Jefferson National  (16)
                  Life Insurance Company, Federated Insurance Series and
                  Federated Securities Corp. dated March, 2010.

(9)               Opinion and Consent of Counsel.                           (16)

(10)              Consent of Independent Registered Public Accounting       (16)
                  Firm.

(11)              Financial Statements omitted from Item 23 above.          N/A

(12)              Initial Capitalization Agreement.                         N/A

(13)  (a)   (i)   Powers of Attorney.                                       (1)

            (ii)  Powers of Attorney - Laurence Greenberg                   (11)

            (iii) Powers of Attorney - Robert Jefferson                     (12)

            (iv)  Powers of Attorney - for Joseph F. Vap                    (15)

            (v)   Powers of Attorney - for Mitchell H. Caplan               (16)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002104).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 19 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-09-001564).

(16) Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                        POSITIONS AND OFFICES WITH DEPOSITOR
David A. Smilow                             Director, Chairman of the Board
Tracey Hecht Smilow                        Director
Mitchell H. Caplan                         Director, Chief Executive Officer
Laurence P. Greenberg                      Director, President
Craig A. Hawley (1)                        General Counsel and Secretary
Arlen Gelbard                              Chief Administrative Officer
David Lau (1)                              Chief Operating Officer
Jeff Fritsche                              Tax Director
Michael Girouard                           Chief Investment Officer
Joseph Vap (1)                             Chief Financial Officer and Treasurer
Dean C. Kehler (2)                         Director
Robert Jefferson (3)                       Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

--------------------  -------------------  ---------------------
 Smilow & Hecht have                       Series A, A-2, B, C
more than 70% voting      Inviva, Inc.       and D Convertible
   control through       Management and    Preferred Stock (see
  Inviva, LLC (see    Employees (see note  notes 3, 4, 5 and 6
    note 1 below)           2 below)              below)
--------------------  -------------------  ---------------------
        |                      |                     |
        |                      |                     |
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                        Inviva, Inc.
           (owns 100% of JNF Holding Company, Inc.             JNFC ESOP   Inviva, L.L.C.  Trimaran Inviva   M. Caplan &
                and 10.72% of JNFC directly,                 (owns 11.41%   (owns 16.71%      TRPS, LLC       Highroad     Others
             therefore, directly and indirectly,               of JNFC)       of JNFC)      (owns 16.71%    Partners (7)    7.53%
                    owns 42.88% of JNFC)                                                      of JNFC)          4.76%
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                 |                      |                          |              |               |               |           |
                 |                      |                          |              |               |               |          /
           -------------                |                          |              |               |               |         /
            JNF Holding                 |                          |              |               |               |        /
           Company, Inc.                |                          |              |               |               |       /
           (owns 32.16%                 |                          |              |               |               |      /
             of JNFC)                   |                          |              |               |               |     /
           -------------                |                          |              |               |               |    /
                 |                      |                          |              |               |               |   /
                 |                      |                          |              |               |               |  /
----------------------------------------------------------------------------------------------------------------------   ----------
                         Jefferson National Financial Corp. ("JNFC") (DE)                                                 225, LLC.
                                        (owns 100% of JNL)                                                                   (DE)

----------------------------------------------------------------------------------------------------------------------   ----------
          |                       |                       |                 |                  |                   |          |
          |                       |                       |                 |                  |                   |62.5%     |
          |                       |                       |                 |                  |                   |          |37.5%
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------  |
  Jefferson National    Jefferson National Life  JNF Advisors, Inc.     JNF Asset         JNF Insurance    148 Advisors, LLC  |
Securities Corporation      Insurance Company           (DE)         Management, LLC  Services, Inc. (DE)        (DE)       __|
         (DE)                 ("JNL") (TX)                                (DE)
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------
                                  |
                                  |
                          ----------------
                          JNL Bermuda, LLC
                                (DE)
                          ----------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) In addition, Highroad LLC and Mr. Caplan own 100% of the JNFC Series A Convertible Preferred which is non-voting (except for the right to elect one of the six board members upon receipt of regulatory approval), but converts into JNFC common shares upon receipt of prior regulatory approval, if required.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2010, the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 7,333 of which 4,614 were qualified contracts and 2,719 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Jon Hurd**                              Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

                                                               COMPENSATION
                                                                    ON
                                       NET UNDERWRITING         REDEMPTION
        NAME OF PRINCIPAL               DISCOUNTS AND               OR               BROKERAGE
           UNDERWRITER                   COMMISSIONS          ANNUITIZATION         COMMISSIONS       COMPENSATION
Jefferson National Securities                None                  None                 None              None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of

Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.19 and 20 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 23rd day of April, 2010.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Mitchell H. Caplan*
Name:  Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                              TITLE                      DATE
/s/ David A. Smilow*           Chairman of the Board                    4/23/10
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                 4/23/10
Name:  Tracey Hecht Smilow

/s/ Mitchell H. Caplan*        Director, Chief Executive Officer        4/23/10
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President                      4/23/10
Name: Laurence Greenberg

/s/ Joseph F. Vap*             Chief Financial Officer and Treasurer    4/23/10
Name: Joseph F. Vap

/s/ Dean C. Kehler*            Director                                 4/23/10
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                 4/23/10
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                  4/23/10
Attorney in Fact

                                  EXHIBIT INDEX

(8)   (o)   (vi)  Form of Amendment dated May 1, 2010 to the Form of
                  Participation Agreement dated March 24, 2000 by and among
                  Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and Rydex Distributors, Inc.

      (t)   (v)   Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance
                  Trust, Van Eck Associates Corporation and Jefferson National
                  Life Insurance Company.

      (z)   (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company, Federated Insurance Series and Federated
                  Securities Corp. dated March, 2010.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.

(13)  (a)   (v)   Powers of Attorney - for Mitchell H. Caplan